Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	JAH
Entity Registrant Name	JARDEN CORP
Entity Central Index Key	0000895655

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 6,696.1	$ 6,679.9	$ 6,022.7
Cost of sales	4,771.7	4,821.9	4,383.9
Gross profit	1,924.4	1,858	1,638.8
Selling, general and administrative expenses	1,320.5	1,259.2	1,211.8
Reorganization costs, net	27.1	23.4
Impairment of goodwill, intangibles and other assets		52.5	19.7
Operating earnings (loss)	576.8	522.9	407.3
Interest expense, net	185.3	179.7	177.8
Loss on early extinguishment of debt		12.8
Income before taxes	391.5	330.4	229.5
Income tax provision	147.6	125.7	122.8
Net income (loss)	$ 243.9	$ 204.7	$ 106.7
Earnings per share:
Basic	$ 2.08	$ 1.55	$ 0.8
Diluted	$ 2.06	$ 1.54	$ 0.79
Weighted average shares outstanding:
Basic	117.4	132.1	133.5
Diluted	118.2	132.9	134.7

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income (loss)	$ 243.9	$ 204.7	$ 106.7
Other comprehensive income (loss), before tax:
Cumulative translation adjustment	13.7	(25.4)	1.2
Derivative financial instruments	(3.1)	19	3.8
Accrued benefit cost	(11.6)	(31.9)	(11.7)
Unrealized gain on investment	0.5	0.2
Total other comprehensive loss, before tax	(0.5)	(38.1)	(6.7)
Income tax benefit related to other comprehensive loss	3.8	6.2	2.8
Comprehensive income	$ 247.2	$ 172.8	$ 102.8

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,034.1	$ 808.3
Accounts receivable, net of allowances of $79.7 in 2012, $83.9 in 2011	1,137.7	1,080.5
Inventories	1,310.3	1,274.4
Deferred taxes on income	174.5	181.6
Prepaid expenses and other current assets	153.8	148.7
Total current assets	3,810.4	3,493.5
Property, plant and equipment, net	678.6	615.9
Goodwill	1,824	1,717.1
Intangibles, net	1,256.7	1,156.5
Other assets	140.9	133.7
Total assets	7,710.6	7,116.7
Liabilities
Short-term debt and current portion of long-term debt	504.7	269.3
Accounts payable	615.4	557.5
Accrued salaries, wages and employee benefits	187.6	181.1
Taxes on income		22.3
Other current liabilities	421	433.5
Total current liabilities	1,728.7	1,463.7
Long-term debt	3,293.4	2,890.1
Deferred taxes on income	566.8	507.8
Other non-current liabilities	362.1	343.1
Total liabilities	5,951	5,204.7
Commitments and contingencies (see note 11)
Stockholders' equity:
Preferred stock ($0.01 par value, 5.0 shares authorized, no shares issued and outstanding at December 31, 2012 and 2011)
Common stock ($0.01 par value, 300 shares authorized at December 31, 2012 and December 31, 2011, 139.0 shares issued at December 31, 2012 and 2011)	1.4	1.4
Additional paid-in capital	1,535.7	1,424.1
Retained earnings	838.3	594.4
Accumulated other comprehensive income (loss)	(53.4)	(56.7)
Less: Treasury stock (21.7 and 2.7 shares, at cost, at December 31, 2012 and 2011, respectively)	(562.4)	(51.2)
Total stockholders' equity	1,759.6	1,912
Total liabilities and stockholders' equity	$ 7,710.6	$ 7,116.7

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 79.7	$ 83.9
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5	5
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300	300
Common stock, shares issued	139	139
Treasury stock, shares	21.7	2.7

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 243.9	$ 204.7	$ 106.7
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	152.8	163.7	142.8
Impairment of goodwill, intangibles and other assets		52.5	19.7
Venezuela hyperinflationary and devaluation charges			70.6
Deferred income taxes	19.8	32.9	45.3
Stock-based compensation	67.1	23.8	24.3
Loss on early extinguishment of debt		12.8
Excess tax benefits from stock-based compensation	(43)
Other	10	8.8	21.2
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(23.6)	(25.2)	(50.7)
Inventory	30	(7)	(145.2)
Accounts payable	34.5	(12.4)	84.7
Accrued salaries, wages and employee benefits	20.6	3.9	(12.5)
Other assets and liabilities	(31.8)	(31.4)	(17.9)
Net cash provided by operating activities	480.3	427.1	289
Cash flows from financing activities:
Net change in short-term debt	74.7	1	56.2
Proceeds from issuance of long-term debt	802.5	1,025	786.1
Payments on long-term debt	(172.7)	(1,110.6)	(260.9)
Proceeds from issuance of stock, net of transaction fees	24.8	8.2	8.5
Repurchase of common stock and shares tendered for taxes	(582.7)	(89)	(51.3)
Debt issuance costs	(17.4)	(12.3)	(24.7)
Dividends paid	(7.5)	(30.1)	(28.7)
Excess tax benefits from stock-based compensation	43
Other, net		11.1	(5)
Net cash provided by (used in) financing activities	164.7	(196.7)	480.2
Cash flows from investing activities:
Additions to property, plant and equipment	(154.5)	(126.9)	(137.5)
Acquisition of businesses, net of cash acquired	(286.3)	(14.4)	(755.5)
Other	13.3	28.2	9.9
Net cash used in investing activities	(427.5)	(113.1)	(883.1)
Effect of exchange rate changes on cash and cash equivalents	8.3	(4.4)	(18.1)
Net increase (decrease) in cash and cash equivalents	225.8	112.9	(132)
Cash and cash equivalents at beginning of period	808.3	695.4	827.4
Cash and cash equivalents at end of period	1,034.1	808.3	695.4
Supplemental cash disclosures:
Taxes paid	93.9	85.1	75.7
Interest paid	$ 178	$ 176.4	$ 154.2

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 1,766.8	$ 1.4	$ (18.7)	$ 1,460.3	$ 344.7	$ (20.9)
Beginning balance (in shares) at Dec. 31, 2009		136.4	(1)
Comprehensive income	102.8				106.7	(3.9)
Restricted stock awards, stock options exercised and stock plan purchases (in shares)		2.6	2.3
Restricted stock awards, stock options exercised and stock plan purchases	8.3		44.6	(36.3)
Restricted stock awards cancelled and shares tendered for stock options and taxes (in shares)			(0.5)
Restricted stock awards cancelled and shares tendered for stock options and taxes	(8.5)		(9.9)	1.4
Dividends declared	(30.4)				(30.4)
Stock-based compensation	24.3			24.3
Shares repurchased (in shares)			(2.2)
Shares repurchased	(42.8)		(42.8)
Ending balance at Dec. 31, 2010	1,820.5	1.4	(26.8)	1,449.7	421	(24.8)
Ending balance (in shares) at Dec. 31, 2010		139	(1.4)
Comprehensive income	172.8				204.7	(31.9)
Restricted stock awards, stock options exercised and stock plan purchases (in shares)			3.5
Restricted stock awards, stock options exercised and stock plan purchases	21.9		75.1	(53.2)
Restricted stock awards cancelled and shares tendered for stock options and taxes (in shares)			(1)
Restricted stock awards cancelled and shares tendered for stock options and taxes	(19.6)		(23.4)	3.8
Dividends declared	(31.3)				(31.3)
Stock-based compensation	23.8			23.8
Shares repurchased (in shares)			(3.8)
Shares repurchased	(76.1)		(76.1)
Ending balance at Dec. 31, 2011	1,912	1.4	(51.2)	1,424.1	594.4	(56.7)
Ending balance (in shares) at Dec. 31, 2011		139	(2.7)
Comprehensive income	247.2				243.9	3.3
Restricted stock awards, stock options exercised and stock plan purchases (in shares)			3.6
Restricted stock awards, stock options exercised and stock plan purchases	68.2		74.7	(6.5)
Restricted stock awards cancelled and shares tendered for stock options and taxes (in shares)			(1.1)
Restricted stock awards cancelled and shares tendered for stock options and taxes	(28)		(29.7)	1.7
Stock-based compensation	67.1			67.1
Shares repurchased (in shares)			(21.5)
Shares repurchased	(556.2)		(556.2)
Equity component of convertible notes, net of tax and other	49.3			49.3
Ending balance at Dec. 31, 2012	$ 1,759.6	$ 1.4	$ (562.4)	$ 1,535.7	$ 838.3	$ (53.4)
Ending balance (in shares) at Dec. 31, 2012		139	(21.7)

Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Business and Significant Accounting Policies

1. Business and Significant Accounting Policies

Business

Jarden Corporation and its subsidiaries (hereinafter referred to as the “Company” or “Jarden”) is a leading provider of a diverse range of consumer products with a portfolio of over 100 trusted, quality brands sold globally. Jarden operates in three primary business segments through a number of well recognized brands, including: Outdoor Solutions: Abu Garcia®, Aero®, Berkley®, Campingaz® and Coleman®, ExOfficio®, Fenwick®, Gulp!®, Invicta®, K2®, Marker®, Marmot®, Mitchell®, Penn®, Rawlings®, Shakespeare®, Stearns®, Stren®, Trilene®, Völkl® and Zoot®; Consumer Solutions: Bionaire®, Breville®, Crock-Pot®, FoodSaver®, Health o meter®, Holmes®, Mr. Coffee®, Oster®, Patton®, Rival®, Seal-a-Meal®, Sunbeam®, VillaWare® and White Mountain®; and Branded Consumables: Ball®, Bee®, Bernardin®, Bicycle®, Billy Boy®, Crawford®, Diamond®, Dicon®, Fiona®, First Alert®, First Essentials®, Hoyle®, Kerr®, Lehigh®, Lillo®, Loew Cornell®, Mapa®, NUK®, Pine Mountain®, Quickie®, Spontex® and Tigex®. The Company’s growth strategy is based on introducing new products, as well as on expanding existing product categories, which is supplemented through opportunistically acquiring businesses with highly-recognized brands, innovative products and multi-channel distribution.

Basis of Presentation

The consolidated financial statements include the consolidated accounts of the Company and have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

All significant intercompany transactions and balances have been eliminated upon consolidation. Unless otherwise indicated, references in the consolidated financial statements to 2012, 2011 and 2010 are to the Company’s calendar years ended December 31, 2012, 2011 and 2010, respectively.

Certain reclassifications have been made in the Company’s consolidated financial statements of prior years to conform to the current year presentation. These reclassifications have no impact on previously reported net income.

Stock Split

On March 18, 2013, the Company consummated a 3-for-2 stock split in the form of a stock dividend of one additional share of common stock for every two shares of common stock. The Company retained the current par value of $0.01 per share for all common shares. All references to the number of shares outstanding, issued shares, per share amounts and restricted stock and stock option data of the Company’s common shares have been restated to reflect the effect of the stock split for all periods presented in the Company’s accompanying consolidated financial statements and footnotes thereto. Stockholders’ equity has been retroactively restated to reflect the effect of the stock split by reclassifying from additional paid-in capital to common stock, an amount equal to the par value of the additional shares resulting from the stock split.

Supplemental Information

Stock-based compensation costs, which are included in selling, general and administrative expenses (“SG&A”), were $67.1, $23.8 and $24.3 for 2012, 2011 and 2010, respectively.

Interest expense is net of interest income of $6.7, $7.2 and $4.9 for 2012, 2011 and 2010, respectively.

Foreign Operations

The functional currency for most of the Company’s consolidated foreign operations is the local currency. Assets and liabilities are translated at year-end exchange rates, and income and expenses are translated at average exchange rates during the year. Net unrealized exchange adjustments arising on the translation of foreign currency financial statements are reported as cumulative translation adjustments within accumulated other comprehensive income. Foreign currency transaction gains and losses are included in the results of operation and are generally classified in SG&A. Foreign currency transaction gains/(losses) for 2012, 2011 and 2010, were $1.9, ($11.1) and $8.7, respectively.

The U.S. dollar is the functional currency for certain foreign subsidiaries that conduct their business primarily in U.S. dollars. As such, monetary items are translated at current exchange rates, and non-monetary items are translated at historical exchange rates.

Venezuela Operations

The Company’s subsidiaries operating in Venezuela are considered under GAAP to be operating in a highly inflationary economy. As such, the Company’s financial statements of its subsidiaries operating in Venezuela are remeasured as if their functional currency were the U.S. dollar and gains and losses resulting from the remeasurement of monetary assets and liabilities are reflected in current earnings. The financial statements of the Company’s subsidiaries operating in Venezuela are remeasured at and are reflected in the Company’s consolidated financial statements at the official exchange rate of 4.30 Bolivars per U.S. dollar, which is the Company’s expected settlement rate.

In January 2010, the Venezuelan government announced its intention to devalue its currency (Bolivar) relative to the U.S. dollar. The official exchange rate for non-essential goods moved to an official exchange rate of 4.30 Bolivars per U.S. dollar. As a result of the change in the official exchange rate, the results of operations for 2010 include a non-cash charge of approximately $14.0, primarily reflecting the write-down of monetary assets as of January 1, 2010. This charge is classified in SG&A.

In March 2010, the Securities and Exchange Commission (the “SEC”) provided guidance on certain exchange rate issues specific to Venezuela. This SEC guidance, in part, requires that any differences between the amounts reported for financial reporting purposes and actual U.S. dollar-denominated balances that may have existed prior to the application of the highly inflationary accounting requirements (effective January 1, 2010 for the Company) should be recognized in the income statement. As a result of applying this SEC guidance, the results of operations for 2010 include a non-cash charge of $56.6 classified in SG&A related to remeasuring U.S. dollar-denominated assets at the parallel exchange rate and subsequently translating at the official exchange rate. This SEC guidance was codified by the Financial Accounting Standards Board (the “FASB”) in May 2010, with the issuance of Accounting Standards Update (“ASU”) 2010-19.

Subsequent Event

On February 8, 2013, the Venezuelan government announced its intention to further devalue its currency (Bolivar) relative to the U.S. dollar, As a result of the devaluation, the official exchange rate changed to 6.30 Bolivars per U.S. dollar for imported goods. As such, beginning in 2013 the financial statements of the Company’s subsidiaries in Venezuela will be remeasured at and will be reflected in the Company’s consolidated financial statements at the new official exchange rate.

As a result of the change in the official exchange rate, the Company expects to record a pre-tax charge of approximately $27, in the first quarter of 2013, primarily reflecting the write-down of monetary assets.

Use of Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires estimates and assumptions that affect amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates. Significant accounting estimates and assumptions are used for, but not limited to, the allowance for doubtful accounts; assets impairments; useful lives of tangible and intangible assets; pension and postretirement liabilities; tax valuation allowances and unrecognized tax benefits; reserves for sales returns and allowances; product warranty; product liability; excess and obsolete inventory valuation; stock-based compensation; and litigation and environmental liabilities. These accounting estimates may be adjusted or refined due to changes in the facts and circumstances supporting these accounting estimates. Such changes and refinements are reflected in the consolidated financial statements in the period in which they are made and, if material, their effects are disclosed in the consolidated financial statements.

Concentrations of Credit Risk

Substantially all of the Company’s trade receivables are due from retailers and distributors located throughout Asia, Canada, Europe, Latin America and the United States. Approximately 20%, 20% and 21% of the Company’s consolidated net sales in 2012, 2011 and 2010, respectively, were to a single customer who purchased product from the all of the Company’s business segments.

Cash and Cash Equivalents

The Company considers highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company provides credit, in the normal course of business, to its customers. The Company maintains an allowance for doubtful customer accounts for estimated losses that may result from the inability of the Company’s customers to make required payments. That estimate is based on a variety of factors, including historical collection experience, current economic and market conditions, and a review of the current status of each customer’s trade accounts receivable. The Company charges actual losses when incurred to this allowance.

Leasehold Improvements

Leasehold improvements are recorded at cost less accumulated amortization. Improvements are amortized over the shorter of the remaining lease term (and any renewal period if such a renewal is reasonably assured at inception) or the estimated useful lives of the assets.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Maintenance and repair costs are charged to expense as incurred, and expenditures that extend the useful lives of assets are capitalized. The Company reviews property, plant and equipment for impairment whenever events or circumstances indicate that carrying amounts may not be recoverable through future undiscounted cash flows. If the Company concludes that impairment exists, the carrying amount is reduced to fair value.

The Company provides for depreciation primarily using the straight-line method in amounts that allocate the cost of property, plant and equipment over the following ranges of useful lives:

Buildings and improvements	5 to 45 years
Machinery, equipment and tooling (includes capitalized software)	3 to 25 years
Furniture and fixtures	3 to 10 years

Land is not depreciated.

Goodwill and Intangible Assets

Goodwill and certain intangibles (primarily trademarks and tradenames) are not amortized; however, they are subject to evaluation for impairment using a fair value based test. This evaluation is performed annually, during the fourth quarter or more frequently if facts and circumstances warrant. In 2011, the Company adopted authoritative accounting guidance that allows a company to use a qualitative approach to test goodwill for impairment by first assessing qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company applied this qualitative approach to select reporting units. For other reporting units, the Company proceeded directly to the first step of goodwill impairment testing. The first step in the goodwill impairment test involves comparing the fair value of each of its reporting units to the carrying value of those reporting units. If the carrying value of a reporting unit exceeds the fair value of the reporting unit, the Company is required to proceed to the second step. In the second step, the fair value of the reporting unit would be allocated to the assets (including unrecognized intangibles) and liabilities of the reporting unit, with any residual representing the implied fair value of goodwill. An impairment loss would be recognized if, and to the extent that, the carrying value of goodwill exceeded the implied value (see Note 6). In 2012, the Company adopted authoritative accounting guidance that allows a company to use a qualitative approach to test indefinite-lived intangible assets for impairment by first assessing qualitative factors to determine whether it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform quantitative impairment testing. The Company applied this qualitative approach to select indefinite-lived intangible assets. For other indefinite-lived intangible assets, the Company proceeded directly to quantitative impairment testing. The Company reviews amortizable intangible assets for impairment whenever events or circumstances indicate that carrying amounts may not be recoverable through future undiscounted cash flows. If the Company concludes that impairment exists, the carrying amount is reduced to fair value.

Amortization

Deferred debt issue costs are amortized over the term of the related debt. Identifiable intangible assets are recognized apart from goodwill and are amortized over their estimated, useful lives, except for identifiable intangible assets with indefinite lives, which are not amortized.

Revenue Recognition

The Company recognizes revenues at the time of product shipment or delivery, depending upon when title and risk of loss passes, to unaffiliated customers, and when all of the following have occurred: a firm sales agreement is in place, pricing is fixed or determinable and collection is reasonably assured and title and risk of loss has passed. Revenue is recognized as the net amount estimated to be received after deducting estimated amounts for product returns, discounts and allowances. The Company estimates future product returns, discounts and allowances based upon historical return rates and its reasonable judgment.

Cost of Sales

The Company’s cost of sales includes the costs of raw materials and finished goods purchases, manufacturing costs and warehouse and distribution costs.

Advertising Costs

Advertising costs consist primarily of ad demo, media placement and promotions, and are expensed as incurred. The amounts charged to advertising and included in SG&A in the consolidated statements of operations for 2012, 2011 and 2010 were $156, $143 and $129, respectively.

Product Liability Reserves

The Company has a self-insurance program for product liability that includes reserves for self-retained losses and certain excess and aggregate risk transfer insurance. The estimated product liability reserve incorporates historical loss experience combined with actuarial evaluation methods, review of significant individual files and the application of risk transfer programs. The Company’s actuarial evaluation methods considers claims incurred but not reported when determining the product liability reserve.

Product Warranty Costs

The Company recognizes warranty costs based on an estimate of amounts required to meet future warranty obligations arising as a cost of the sale of its products. The Company accrues an estimated liability at the time of a product sale based on historical claim rates applied to current period sales, as well as any information applicable to current product sales that may indicate a deviation from such historical claim rate trends. Warranty reserves are included within “Other current liabilities” and “Other non-current liabilities” in the Company’s consolidated balance sheets.

Sales Incentives and Trade Promotion Allowances

The Company offers various sales incentives and trade promotional programs to its reseller customers from time to time in the normal course of business. These incentives and trade promotions typically include arrangements known as slotting fees, cooperative advertising and buydowns. These arrangements are recorded as a reduction to net sales in the Company’s consolidated statements of operations.

Income Taxes

Deferred taxes are provided for differences between the financial statement and tax basis of assets and liabilities using enacted tax rates. The Company established a valuation allowance against a portion of the net tax benefit associated with all carryforwards and temporary differences in a prior year, as it was more likely than not that these would not be fully utilized in the available carryforward period. A portion of this valuation allowance remained as of December 31, 2012 and 2011 (see Note 12).

The Company recognizes tax benefits for certain tax positions based upon judgments as to whether it is more likely than not that a tax position will be sustained upon examination. The measurement of tax positions that meet the more-likely-than-not recognition threshold are based in part on estimates and assumptions as to be the probability of an outcome, along with estimated amounts to be realized upon any settlement.

Components of accumulated other comprehensive income (loss) (“AOCI”) are presented net of tax at the applicable statutory rates and are primarily generated domestically.

Disclosures about Fair Value of Financial Instruments and Credit Risk

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair market values due to the short-term maturities of these instruments. The fair market value (Level 1 measurement) of the Company’s senior notes and senior subordinated Notes are based upon quoted market prices. The fair market value (Level 2 measurement) of the Company’s other long-term debt is estimated using interest rates currently available to the Company for debt with similar terms and maturities (see Note 9).

Unless otherwise disclosed in the notes to the consolidated financial statements, the estimated fair value of financial assets and liabilities approximates carrying value.

Financial instruments that potentially subject the Company to credit risk consist primarily of trade receivables and interest-bearing investments. Trade receivable credit risk is limited due to the diversity of the Company’s customers and the Company’s ongoing credit review procedures. Collateral for trade receivables is generally not required. The Company places its interest-bearing cash equivalents with major financial institutions.

The Company is exposed to credit loss in the event of non-performance by the counterparties to its derivative financial instruments, all of which are highly rated financial institutions; however, the Company does not anticipate non-performance by such counterparties.

Derivative Financial Instruments

The Company manages its fixed and floating rate debt mix using interest rate swaps. The Company uses fixed and floating rate swaps to alter its exposure to the impact of changing interest rates on its consolidated results of operations and future cash outflows for interest. Floating rate swaps are used, depending on market conditions, to convert the fixed rates of long-term debt into short-term variable rates. Fixed rate swaps are used to reduce the Company’s risk of the possibility of increased interest costs. Interest rate swap contracts are therefore used by the Company to separate interest rate risk management from the debt funding decision.

The Company uses forward foreign currency contracts (“foreign currency contracts”) to mitigate the foreign currency exchange rate exposure on the cash flows related to forecasted inventory purchases and sales. The derivatives used to hedge these forecasted transactions that meet the criteria for hedge accounting are accounted for as cash flow hedges. The effective portion of the gains or losses on these derivatives are deferred as a component of AOCI and are recognized in earnings at the same time that the hedged item affects earnings and are included in the same caption in the statement of operations as the underlying hedged item.

The Company enters into commodity-based derivatives in order to mitigate the impact that the rising price of these commodities has on the cost of certain of the Company’s raw materials. These derivatives provide the Company with maximum cost certainty, and in certain instances allow the Company to benefit should the cost of the commodity fall below certain dollar levels.

Fair Value Measurements

GAAP defines three levels of inputs that may be used to measure fair value and requires that the assets or liabilities carried at fair value be disclosed by the input level under which they were valued. The input levels are defined as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than defined in Level 1, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are not corroborated by observable market data.

The following table summarizes assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$1.9	$—	$1.9
Liabilities	—	(10.4)	—	(10.4)
Available-for-sale securities	—	20.0	—	20.0

	2011
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$4.4	$—	$4.4
Liabilities	—	(8.6)	—	(8.6)
Available-for-sale securities	—	19.5	—	19.5

Derivative assets and liabilities relate to interest rate swaps, foreign currency contracts and commodity contracts. Fair values are determined by the Company using market prices obtained from independent brokers or determined using valuation models that use as their basis readily observable market data that is actively quoted and can be validated through external sources, including independent pricing services, brokers and market transactions. Available-for-sale securities are valued based on quoted market prices.

The following table summarizes the assets that are measured at Level 3 fair value on a non-recurring basis at December 31, 2011:

(in millions)	2011
Goodwill	$74.0
Intangible assets	2.1

At December 31, 2011, goodwill of certain reporting units and certain intangible assets are recorded at fair value based upon the Company’s impairment testing and as circumstances require.

The Company’s goodwill and indefinite-lived intangibles are fair valued using discounted cash flows and market multiple methods. Goodwill impairment testing requires significant use of judgment and assumptions including the identification of reporting units; the assignment of assets and liabilities to reporting units; and the estimation of future cash flows, business growth rates, terminal values and discount rates. The testing of indefinite-lived intangibles under established guidelines for impairment also requires significant use of judgment and assumptions, such as the estimation of cash flow projections, terminal values and discount rates.

Stock-Based Compensation

The Company estimates the fair value of share-based awards on the date of grant, which is generally the date the award is approved by the Board of Directors of the Company (the “Board”) or committee thereof. The fair value of stock options is determined using the Black-Scholes option-pricing model. The fair value of the market-based restricted stock awards is determined using a Monte Carlo simulation embedded in a lattice model, and for all other restricted stock awards, based on the closing price of the Company’s common stock on the date of grant. The determination of the fair value of the Company’s stock option awards and restricted stock awards is based on a variety of factors including, but not limited to, the Company’s common stock price, expected stock price volatility over the expected life of awards, and actual and projected exercise behavior (see Note 13). Additionally, the Company has estimated forfeitures for share-based awards at the dates of grant based on historical experience. The forfeiture estimate is revised as necessary if actual forfeitures differ from these estimates.

The Company issues restricted share awards whose restrictions lapse upon either the passage of time (service vesting), achieving performance targets, attaining Company common stock price thresholds, or some combination of these restrictions. For those restricted share awards with only service conditions, the Company recognizes compensation cost on a straight-line basis over the explicit service period. For those restricted share awards with market conditions, the Company recognizes compensation cost on a straight-line basis over the derived service period unless the market condition is satisfied prior to the end of the derived service period. For performance only awards, the Company recognizes compensation cost on a straight-line basis over the implicit service period which represents the Company’s best estimates for when the target will be achieved. If it becomes apparent that the original service periods are no longer accurate, the remaining unrecognized compensation cost will be recognized over the revised remaining service periods. For restricted share awards that contain both service and market or performance vesting conditions, compensation cost is recognized over the shorter of the two conditions if only one of the conditions must be met or the longer of the two conditions if both conditions must be met.

For restricted awards that contain performance or market vesting conditions, the Company excludes these awards from diluted earnings per share computations until the end of the reporting period that the contingency is met.

Pension and Postretirement Benefit Plans

The Company records annual amounts relating to its pension and postretirement benefit plans based on calculations which include various actuarial assumptions, including discount rates, assumed rates of return, compensation increases, turnover rates and healthcare cost trend rates. The Company reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is deemed appropriate to do so. The effect of modifications is generally recorded or amortized over future service periods. The assumptions utilized in recording its obligations under its pension and postretirement benefit plans are based on its experience, market conditions and input from its actuaries and investment advisors.

Reorganization Costs

Reorganization costs include costs associated with exit or disposal activities, including costs for employee and lease terminations, facility closings or other exit activities. Additionally, these costs may also include expenses directly related to integrating and reorganizing acquired businesses and include items such as employee retention costs, recruiting costs, asset impairments, certain moving costs and certain duplicative costs during integration.

New Accounting Guidance and Adoption of New Accounting Guidance	12 Months Ended
Dec. 31, 2012
New Accounting Guidance and Adoption of New Accounting Guidance

2. New Accounting Guidance and Adoption of New Accounting Guidance

New Accounting Guidance

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income” (“ASU 2013-02). ASU 2013-02 requires new disclosures related to amounts reclassified out of accumulated other comprehensive income by component, as well as disclosures related to reclassifications from accumulated other comprehensive income to net income. These disclosures may be presented on the face of the consolidated financial statements or in the notes thereto. ASU 2013-02 is effective for fiscal years beginning after December 15, 2012. Since ASU 2013-02 requires only additional disclosures, the adoption of ASU 2013-02 will not affect the consolidated financial position, results of operations or cash flows of the Company.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments and requires companies to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those companies that prepare their financial statements in accordance with GAAP and those companies that prepare their financial statements in accordance with International Financial Reporting Standards. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Since ASU 2011-11 requires only additional disclosures, the adoption of ASU 2011-11 will not affect the consolidated financial position, results of operations or cash flows of the Company.

Adoption of New Accounting Guidance

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If based on its qualitative assessment, a company concludes that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company adopted the provisions of ASU 2012-02 in 2012, which had no impact on the consolidated financial position, results of operations or cash flows of the Company.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”). ASU 2011-08 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company adopted the provisions of ASU 2011-08 in 2011, which had no impact on the consolidated financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires, in part, that companies present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 had no affect the consolidated financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).” ASU 2011-04 requires expansion of the disclosures required for Level 3 measurements of fair value and provides updates to the existing measurement guidance. The provisions of ASU 2011-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-04 had no affect on the consolidated financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures” (“ASU 2010-06”). ASU 2010-06 requires companies to provide additional disclosures related to transfers in and out of Level 1 and Level 2 and in the reconciliation of Level 3 fair value measurements. ASU 2010-06 was effective for the Company for interim and annual reporting periods beginning in 2010, except for the disclosures related to the reconciliation of Level 3 fair value measurements, which was effective for the Company beginning in 2011. The adoption of ASU 2010-06 did not affect the consolidated financial position, results of operations or cash flows of the Company.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

3. Acquisitions

2012 Activity

During 2012, the Company completed three tuck-in acquisitions that by nature were complementary to the Company’s core businesses and from an accounting standpoint were not significant.

2010 Activity

On April 1, 2010, the Company acquired the Mapa Spontex Baby Care and Home Care businesses (“Mapa Spontex”) of Total S.A. (“Total”) through the acquisition of certain of Total’s subsidiaries for a Euro purchase price of approximately €200 or approximately $275 (the “Acquisition”). The total value of the transaction, including debt assumed and/or repaid, was approximately €305 (approximately $415). Mapa Spontex is a global manufacturer and distributor of primarily baby care and home care products with leading market positions in Argentina, Brazil and Europe in the core categories it serves. Its baby care portfolio includes feeding bottles, soothers, teats and other infant accessories sold primarily under the Fiona®, First Essentials®, Lillo®, NUK® and Tigex® brands; and health care products, including condoms sold under the Billy Boy® brand. Its home care portfolio includes sponges, rubber gloves and related cleaning products for industrial, professional and retail uses sold primarily under the Mapa® and Spontex® brands. The Acquisition is expected to expand the Company’s product offerings and distribution channels into new, attractive categories and further diversify revenue streams and increase the Company’s international presence. The Acquisition is consistent with the Company’s strategy of purchasing leading, niche consumer-oriented brands with attractive cash flows and strong management. Mapa Spontex is reported in the Company’s Branded Consumables segment and is included in the Company’s results of operations from April 1, 2010 (the “Acquisition Date”). The Company’s 2010 consolidated statement of operations includes approximately $539 of net sales and approximately $31 of operating earnings related to Mapa Spontex.

In addition, the Company completed three tuck-in acquisitions during 2010. On October 1, 2010, the Company acquired Aero Products International, Inc. (“Aero”), a leading provider of premium, air-filled mattresses under brand names including Aero®, Aerobed® and Aero Sport®. The acquisition of Aero is expected to expand distribution channels, as well as expand the Company’s current Coleman product offerings of indoor and outdoor air beds and accessories. Aero is reported in the Company’s Outdoor Solutions segment and is included in the Company’s results of operations from October 1, 2010. On December 17, 2010, the Company acquired Quickie Manufacturing Corporation (“Quickie”), a leading supplier and distributor of innovative cleaning tools and supplies. Quickie designs, manufactures and distributes cleaning products including mops, brooms, dusters, dust pans, brushes, buckets and other supplies, for traditional in-home use, as well as commercial and contractor-grade applications sold primarily under the leading brands Quickie Original®, Quickie Home-Pro®, Quickie Professional®, Quickie Microban® and Quickie Green Cleaning®. The Quickie acquisition complements the Mapa Spontex acquisition by combining Quickie’s leading domestic position in household stick and smallware cleaning supplies with Mapa Spontex’s leading international position in gloves and sponges and provides the Company with a complete product line in conventional cleaning supplies to offer our retailers both domestically and internationally. Quickie is reported in the Company’s Branded Consumables segment and is included in the Company’s results of operations from December 17, 2010. Additionally, during 2010, the Company completed another tuck-in acquisition. The combined cash purchase price, net of cash acquired, for the Aero and Quickie acquisitions was approximately $270. All three tuck-in acquisitions were complementary to the Company’s core businesses and from an accounting standpoint were not significant.

Supplemental pro forma information has not been provided for Mapa Spontex as the acquired operations were a component of a significantly larger legal entity and separate historical financial statements were not prepared and could not be prepared to a sufficient level of reliability, as well as be inclusive of all costs necessary to operate the acquired businesses as a stand-alone operation. As such, the compilation of the requisite historical financial data is impracticable. Supplemental pro forma financial information for Aero and Quickie have been excluded as they are not material to the consolidated financial position, results of operations or cash flows of the Company.

For 2012 and 2010, cost of sales includes a charge of $6.0 and $27.4, respectively, for the purchase accounting adjustment for the elimination of manufacturer’s profit in inventory related to acquisitions.

For 2012 and 2010, SG&A includes $3.5 and $23.1, respectively, in transaction costs related to acquisitions.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories

4. Inventories

Inventories are stated at the lower-of-cost-or-market with cost being determined principally by the first-in, first-out method, and are comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Raw materials and supplies	$222.4	$219.4
Work-in-process	83.3	89.6
Finished goods	1,004.6	965.4

Total	$1,310.3	$1,274.4

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Land	$55.6	$47.2
Buildings	354.1	286.7
Machinery and equipment	1,137.2	1,032.4

	1,546.9	1,366.3
Less: Accumulated depreciation	(868.3)	(750.4)

Total	$678.6	$615.9

Depreciation of property, plant and equipment for 2012, 2011 and 2010 was $135, $145 and $127, respectively.

Goodwill and Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Intangibles

6. Goodwill and Intangibles

Goodwill activity for 2012 and 2011 is as follows:

					December 31, 2012
(in millions)	Net Book Value at December 31, 2011	Additions	Impairment Charge	Foreign Exchange and Other Adjustments	Gross Carrying Amount	Accumulated Impairment Charges	Net Book Value
Goodwill
Outdoor Solutions	$687.7	$35.9	$—	$(0.5)	$741.6	$(18.5)	$723.1
Consumer Solutions	492.3	32.4	—	2.4	527.1	—	527.1
Branded Consumables	515.6	35.6	—	0.9	775.3	(223.2)	552.1
Process Solutions	21.5	0.2	—	—	21.7	—	21.7

	$1,717.1	$104.1	$—	$2.8	$2,065.7	$(241.7)	$1,824.0

					December 31, 2011
(in millions)	Net Book Value at December 31, 2010	Additions	Impairment Charge	Foreign Exchange and Other Adjustments	Gross Carrying Amount	Accumulated Impairment Charges	Net Book Value
Goodwill
Outdoor Solutions	$684.0	$3.6	$—	$0.1	$706.2	$(18.5)	$687.7
Consumer Solutions	492.6	—	—	(0.3)	492.3	—	492.3
Branded Consumables(a)	554.3	4.6	(41.9)	(1.4)	741.4	(225.8)	515.6
Process Solutions	21.5	—	—	—	21.5	—	21.5

	$1,752.4	$8.2	$(41.9)	$(1.6)	$1,961.4	$(244.3)	$1,717.1

(a)	In the fourth quarter of 2011, the Company’s annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company’s Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.

In the second quarter of 2010, the Company recorded a non-cash charge of $17.3 to reflect impairment of goodwill in the Company’s Branded Consumables segment. The impairment was due to a decrease in the fair value of forecasted cash flows, reflecting the deterioration of revenues and margins in this segment’s Arts and Crafts business due to a decline in 2010 of forecasted sales to a major customer.

Intangibles activity for 2012 and 2011 is as follows:

(in millions)	Gross Carrying Amount at December 31, 2011	Additions	Impairment Charge	Accumulated Amortization and Foreign Exchange	Net Book Value at December 31, 2012	Amortization Periods (years)
Intangibles
Patents	$7.5	$1.8	$—	$(2.9)	$6.4	12-30
Manufacturing process and expertise	42.1	2.1	—	(38.5)	5.7	3-7
Brand names	18.3	—	—	(5.9)	12.4	4-20
Customer relationships and distributor channels	253.6	54.2	—	(54.3)	253.5	10-35
Trademarks and tradenames	922.0	58.9	—	(2.2)	978.7	indefinite

	$1,243.5	$117.0	$—	$(103.8)	$1,256.7

(in millions)	Gross Carrying Amount at December 31, 2010	Additions	Impairment Charge	Accumulated Amortization and Foreign Exchange	Net Book Value at December 31, 2011	Amortization Periods (years)
Intangibles
Patents	$7.2	$0.3	$—	$(2.2)	$5.3	12-30
Non-compete agreements	3.7	—	—	(3.7)	—	1-5
Manufacturing process and expertise	42.1	—	—	(34.4)	7.7	3-7
Brand names	18.3	—	—	(3.8)	14.5	4-20
Customer relationships and distributor channels	253.6	—	—	(42.7)	210.9	10-35
Trademarks and tradenames	925.4	—	(1.5)	(5.8)	918.1	indefinite

	$1,250.3	$0.3	$(1.5)	$(92.6)	$1,156.5

Impairment charges for 2011 and 2010 were allocated to the Company’s reporting segments as follows:

(in millions)	2011	2010
Impairment of intangibles
Outdoor Solutions	$—	$0.7
Consumer Solutions	—	0.7
Branded Consumables	1.5	1.0

	$1.5	$2.4

Impairments—2011

The non-cash impairment charge recorded within the Branded Consumables segment during 2011, which resulted from the Company’s annual impairment test, reflects the impairment of certain tradenames within this segment’s Arts and Crafts business and was due to a decline in forecasted cash flows resulting from a continued deterioration of forecasted sales and profitability at its major customers.

Impairments—2010

The non-cash impairment charge recorded within the Branded Consumables segment during the second quarter of 2010 reflects the impairment of certain tradenames within this segment’s Arts and Crafts business. The impairment was due to a decrease in the fair value of forecasted cash flows, reflecting the deterioration of revenues and margins in the business due to a decline in 2010 of forecasted sales to a major customer. The remainder of the impairment charges in 2010 are primarily due to a decline in forecasted revenues of certain tradenames.

The estimated future amortization expense related to amortizable intangible assets at December 31, 2012 is as follows:

Years Ending December 31,	Amount
(in millions)
2013	$19.8
2014	17.1
2015	16.6
2016	16.2
2017	15.6
Thereafter	192.7

Amortization of intangibles for 2012, 2011 and 2010 was $17.8, $18.7 and $16.0, respectively. At December 31, 2012, approximately $2 billion of the goodwill and other intangible assets recorded by the Company is not deductible for income tax purposes.

During 2011, the Company recorded a $9.1 impairment charge related to the impairment of an equity basis investment. This impairment charge is classified in the consolidated financial statement of operations in impairment of goodwill, intangibles and other assets.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

7. Other Current Liabilities

Other current liabilities are comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Cooperative advertising, customer rebates and allowances	$92.9	$87.4
Warranty and product liability reserves	108.3	97.3
Accrued environmental and other litigation	22.3	20.5
Other	197.5	228.3

Total	$421.0	$433.5

Warranty Reserve	12 Months Ended
Dec. 31, 2012
Warranty Reserve

8. Warranty Reserve

Warranty reserve activity for 2012 and 2011 is as follows:

(in millions)	2012	2011
Warranty reserve at January 1,	$84.8	$86.0
Provision for warranties issued	150.7	145.5
Warranty claims paid	(146.2)	(146.5)
Acquisitions and other adjustments	7.8	(0.2)

Warranty reserve at December 31,	$97.1	$84.8

Allocation in the consolidated balance sheets:
Other current liabilities	$85.9	$74.3
Other non-current liabilities	11.2	10.5

Total	$97.1	$84.8

Debt	12 Months Ended
Dec. 31, 2012
Debt

9. Debt

Debt is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Senior Secured Credit Facility Term Loans	$1,235.5	$1,001.6
8% Senior Notes due 2016(a)	295.7	294.6
6 1/8% Senior Notes due 2022(a)	300.0	300.0
7 1/2% Senior Subordinated Notes due 2017(b)	655.3	656.5
7 1/2% Senior Subordinated Notes due 2020(b)	468.4	464.0
1 7/8% Senior Subordinated Convertible Notes due 2018	420.9	—
Securitization Facility	383.8	300.0
Revolving Credit Facility	—	—
2% Subordinated Note due 2012	—	99.7
Non-U.S. borrowings	31.8	35.6
Other	6.7	7.4

Total debt	3,798.1	3,159.4

Less: current portion	(504.7)	(269.3)

Total long-term debt	$3,293.4	$2,890.1

(a)	Collectively, the “Senior Notes.”
(b)	Collectively, the “Senior Subordinated Notes.”

Senior Secured Credit Facility

In February 2012, the Company entered into an amendment to and borrowed $300 under its senior secured credit facility (the “Facility”), which is comprised of $150 under the existing senior secured term loan A facility that matures in March 2016 and bears interest at LIBOR plus a spread of 225 basis points; and $150 under the existing senior secured term loan B facility that matures in January 2017 and bears interest at LIBOR plus a spread of 300 basis points. The proceeds were used, in part, to repurchase shares of the Company’s common stock under the Company’s accelerated stock repurchase program (see Note 13).

At December 31, 2012, the “Facility” is comprised of:

•	a $675 senior secured term loan A facility maturing in March 2016, that bears interest at LIBOR plus a spread of 225 basis points;

•	a $650 senior secured term loan B facility maturing in January 2017, which is subject to extension to 2018 under certain conditions, that bears interest at LIBOR plus a spread of 300 basis points; and

•

a $250 senior secured revolving credit facility (the “Revolver”), which is comprised of a $175 U.S. dollar component and a $75 multi-currency component. The Revolver matures in March 2016 and bears interest at certain selected rates, including LIBOR plus a spread of 225 basis points. At December 31, 2012, there was no amount outstanding under the Revolver. The Company is required to pay an annualized commitment fee of approximately 0.38% on the unused balance of the Revolver.

The weighted average interest rate on the Facility was approximately 2.9% at December 31, 2012.

Senior Notes and Senior Subordinated Notes

The Company may redeem all or part of the 8% senior notes due 2016 and the 7 1/2% senior subordinated notes due 2020 beginning in May 2013 and January 2015, respectively, at specified redemption prices ranging from approximately 100% to 104% of the principal amount, plus accrued and unpaid interest to the date of redemption. Beginning in November 2015, the Company may redeem all or part of the 6 1/8% senior notes due 2022 at specified redemption prices ranging from approximately 100% to 103% of the principal amount, plus accrued and unpaid interest to the date of redemption.

The Company has designated a portion of its Euro-denominated 7 1/2% senior subordinated notes due 2020, with an aggregate principal balance of €150 (the “Hedging Instrument”), as a net investment hedge of the foreign currency exposure of its net investment in certain Euro-denominated subsidiaries. Foreign currency gains and losses on the Hedging Instrument are recorded as an adjustment to AOCI. See Note 10 for disclosures regarding the Company’s derivative financial instruments.

Senior Subordinated Convertible Notes

In September 2012, the Company completed a private offering for the sale of $500 aggregate principal amount of 1 7/8% senior subordinated convertible notes due 2018 (the “Convertible Notes”) to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and received net proceeds of approximately $487, after deducting fees and expenses. Upon closing, the Company used approximately $100 of the net proceeds to repurchase the Company’s common stock in privately negotiated transactions pursuant to its stock repurchase program (see Note 10). The remainder of the net proceeds will be used for general corporate purposes. The conversion rate is approximately 21 shares of the Company’s common stock (subject to customary adjustments, including in connection with a fundamental change transaction) per $1 thousand principal amount of the Convertible Notes, which is equivalent to a conversion price of approximately $47.23 per share. The Convertible Notes are not subject to redemption at the Company’s option prior to the maturity date. If the Company undergoes a fundamental change (as defined in the indenture governing the Convertible Notes) prior to maturity, holders of the Convertible Notes will have the right, at their option, to require the Company to repurchase for cash some or all of their Convertible Notes at a repurchase price equal to 100% of the principal amount of the Convertible Notes being repurchased, plus accrued and unpaid interest.

The Convertible Notes will be convertible only under the following circumstances:

•

prior to June 1, 2018, on any date during any calendar quarter (and only during such calendar quarter) if the closing sale price of the Company’s common stock was more than 130% of the then current conversion price for at least 20 trading days (whether or not consecutive) in the period of the 30 consecutive trading days ending on the last trading day of the previous calendar quarter;

•

prior to June 1, 2018, if the Company distributes to all or substantially all holders of its common stock rights, options or warrants entitling them to purchase, for a period of 60 calendar days or less from the declaration date for such distribution, shares of its common stock at a price per share less than the average closing sale price of its common stock for the ten consecutive trading days immediately preceding, but excluding, the declaration date for such distribution;

•

prior to June 1, 2018, if the Company distributes to all or substantially all holders of its common stock cash, other assets, securities or rights to purchase its securities, which distribution has a per share value exceeding 10% of the closing sale price of its common stock on the trading day immediately preceding the declaration date for such distribution, or if the Company engages in certain other corporate transactions as described herein;

•

prior to June 1, 2018, during the five consecutive business-day period following any ten consecutive trading-day period in which the trading price per $1 thousand principal amount of Convertible Notes for each trading day during such ten trading-day period was less than 98% of the closing sale price of its common stock for each trading day during such ten trading-day period multiplied by the then current conversion rate; or

•	on or after June 1, 2018, and on or prior to the close of business on the second scheduled trading day immediately preceding the maturity date, without regard to the foregoing conditions.

Upon conversion, holders will receive, at the Company’s discretion, cash, shares of the Company’s common stock or a combination thereof. It is the Company’s intent to settle the principal amount and accrued interest on the Convertible Notes with cash. At the date of issuance, the estimated fair value of the liability and equity components of the Convertible Notes was approximately $418 and $82, respectively, resulting in an effective annual interest rate, considering debt issuance costs, of approximately 5.5%. The amount allocated to the equity component is recorded as a discount to the original aggregate principal amount of the Convertible Notes.

Securitization Facility

The Company maintains a $400 receivables purchase agreement (the “Securitization Facility”) that matures in February 2015 and bears interest at a margin over the commercial paper rate. Under the Securitization Facility, substantially all of the Company’s Outdoor Solutions, Consumer Solutions and Branded Consumables domestic accounts receivable are sold to a special purpose entity, Jarden Receivables, LLC (“JRLLC”), which is a wholly-owned consolidated subsidiary of the Company. JRLLC funds these purchases with borrowings under a loan agreement, which are secured by the accounts receivable. There is no recourse to the Company for the unpaid portion of any loans under this loan agreement. To the extent there is availability, the Securitization Facility will be drawn upon and repaid as needed to fund general corporate purposes. At December 31, 2012, the borrowing rate margin and the unused line fee on the Securitization Facility were 0.90% and 0.45% per annum, respectively.

Non-U.S. Borrowings

The Company’s non-U.S. borrowings are comprised of amounts borrowed under various foreign credit lines and facilities. Certain of these foreign credit lines are secured by certain non-U.S. subsidiaries’ inventory and/or accounts receivable.

Debt Covenants and Other

The Senior Notes and Senior Subordinated Notes are subject to a number of restrictive covenants that, in part, limit the ability of the Company and certain of its subsidiaries, subject to certain exceptions and qualifications, to incur additional indebtedness, to incur liens, engage in mergers and consolidations, enter into transactions with affiliates, make certain investments, transfer or sell assets, pay dividends to third parties or distributions on or repurchase the Company’s common stock, prepay debt subordinate to the Senior Notes or dispose of assets.

The Facility and contains certain restrictions, subject to certain exceptions and qualifications, on the conduct of the Company and certain of its subsidiaries, including, among other restrictions: incurring debt, disposing of certain assets, making investments, exceeding certain agreed upon capital expenditures, creating or suffering liens, completing certain mergers, consolidations and sales of assets, acquisitions, declaring dividends to third parties, redeeming or prepaying other debt, and certain transactions with affiliates. The Facility also includes financial covenants that require the Company to maintain certain total leverage and interest coverage ratios.

The Facility contains a covenant that restricts the Company and its subsidiaries from making certain “restricted payments” (any dividend or other distribution, whether in cash, securities or other property, with respect to any stock or stock equivalents of the Company or any subsidiary), except that:

•	the Company may declare and make dividend payments or other distributions payable in common stock;

•	the Company may repurchase shares of its own stock (provided certain financial and other conditions are met); and

•	the Company may make restricted payments during any fiscal year not otherwise permitted, provided that certain financial and other conditions are met.

The Facility and the indentures related to the Senior Notes and the Senior Subordinated Notes (the “Indentures”) contain cross-default provisions pursuant to which a default in respect to certain of the Company’s other indebtedness could trigger a default by the Company under the Facility and the Indentures. If the Company defaults under the covenants (including the cross-default provisions), the Company’s lenders could foreclose on their security interest in the Company’s assets, which may have a material adverse effect on the consolidated financial condition, results of operations or cash flows of the Company.

The Company’s obligations under the Facility, Senior Subordinated Notes, Senior Notes and Convertible Notes are guaranteed, on a joint and several basis, by certain of its domestic subsidiaries, all of which are directly or indirectly wholly-owned by the Company (see Note 19).

The Company’s debt maturities for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$504.7
2014	146.9
2015	297.6
2016	392.2
2017	657.1
Thereafter	1,899.0

Total principal payments	3,897.5
Net discount and other	(99.4)

Total	$3,798.1

At December 31, 2012 and 2011, unamortized deferred debt issue costs were $48.0 and $40.7, respectively. These costs are included in “Other assets” on the consolidated balance sheets and are being amortized over the respective terms of the underlying debt.

At December 31, 2012 and 2011, the approximate fair market value of total debt is as follows:

(in millions)	2012	2011
Level 1	1,895	1,801
Level 2	2,076	1,444

Total	$3,971	$3,245

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

10. Derivative Financial Instruments

From time to time, the Company enters into derivative transactions to hedge its exposures to interest rate, foreign currency rate and commodity price fluctuations. The Company does not enter into derivative transactions for trading purposes.

Interest Rate Contracts

The Company manages its fixed and floating rate debt mix using interest rate swaps. The Company uses fixed and floating rate swaps to alter its exposure to the impact of changing interest rates on its consolidated results of operations and future cash outflows for interest. Floating rate swaps are used, depending on market conditions, to convert the fixed rates of long-term debt into short-term variable rates. Fixed rate swaps are used to reduce the Company’s risk of the possibility of increased interest costs. Interest rate swap contracts are therefore used by the Company to separate interest rate risk management from the debt funding decision.

Cash Flow Hedges

At December 31, 2012, the Company had $900 notional amount outstanding in swap agreements, which included $500 notional amount of forward-starting swaps that will become effective commencing December 31, 2013, that exchange variable rates of interest (LIBOR) for fixed interest rates over the terms of the agreements and are designated as cash flow hedges of the interest rate risk attributable to forecasted variable interest payments and have maturity dates through December 2015. At December 31, 2012, the weighted average fixed rate of interest on these swaps, excluding the forward-starting swaps, was approximately 1.6%. The effective portion of the after-tax fair value gains or losses on these swaps is included as a component of accumulated other comprehensive income (loss) (“AOCI”).

Forward Foreign Currency Contracts

The Company uses foreign currency contracts to mitigate the foreign currency exchange rate exposure on the cash flows related to forecasted inventory purchases and sales and have maturity dates through September 2014. The derivatives used to hedge these forecasted transactions that meet the criteria for hedge accounting are accounted for as cash flow hedges. The effective portion of the gains or losses on these derivatives is deferred as a component of AOCI and is recognized in earnings at the same time that the hedged item affects earnings and is included in the same caption in the statements of operations as the underlying hedged item. At December 31, 2012, the Company had approximately $516 notional amount of foreign currency contracts outstanding that are designated as cash flow hedges of forecasted inventory purchases and sales.

At December 31, 2012, the Company had outstanding approximately $191 notional amount of foreign currency contracts that are not designated as effective hedges for accounting purposes and have maturity dates through July 2014. Fair market value gains or losses are included in the results of operations and are classified in SG&A.

Commodity Contracts

The Company enters into commodity-based derivatives in order to mitigate the risk that the rising price of these commodities could have on the cost of certain of the Company’s raw materials. These commodity-based derivatives provide the Company with cost certainty, and in certain instances, allow the Company to benefit should the cost of the commodity fall below certain dollar thresholds. At December 31, 2012, the Company had outstanding approximately $5 notional amount of commodity-based derivatives that are not designated as effective hedges for accounting purposes and have maturity dates through March 2014. Fair market value gains or losses are included in the results of operations and are classified in SG&A.

At December 31, 2012 and 2011, the fair value of derivative financial instruments is as follows:

	2012		2011
	Fair Value of Derivatives		Fair Value of Derivatives		Weighted Average Remaining Term (years)
(in millions)	Asset (a)	Liability (a)	Asset (a)	Liability (a)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$—	$12.4	$—	$8.4	2.1
Foreign currency contracts	9.0	4.2	12.2	8.1	0.6

Subtotal	9.0	16.6	12.2	16.5

Derivatives not designated as effective hedges:
Foreign currency contracts	1.2	2.0	1.1	1.7	0.6
Commodity contracts	0.1	0.2	1.0	0.3	0.6

Subtotal	1.3	2.2	2.1	2.0

Total	$10.3	$18.8	$14.3	$18.5

(a)	Consolidated balance sheet location:

Asset:	Other non-current assets
Liability:	Other non-current liabilities

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments designated as effective hedges:

	2012			2011			2010
	Gain/(Loss)			Gain/(Loss)			Gain/(Loss)
(in millions)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$(3.8)	$—	$—	$(3.1)	$—	$—	$9.9	$1.9	$—
Foreign currency contracts	6.6	5.9	(5.4)	2.5	(19.6)	(1.3)	(14.4)	(10.2)	(2.7)

Total	$2.8	$5.9	$(5.4)	$(0.6)	$(19.6)	$(1.3)	$(4.5)	$(8.3)	$(2.7)

Location of gain/(loss) in the consolidated results of operations:
Net sales		$(1.8)	$—		$(1.0)	$—		$(0.7)	$—
Cost of sales		7.7	—		(18.6)	—		(9.5)	—
SG&A		—	(5.4)		—	(1.3)		—	(2.7)
Interest expense		—	—		—	—		1.9	—

Total		$5.9	$(5.4)		$(19.6)	$(1.3)		$(8.3)	$(2.7)

(a)	Represents effective portion recognized in Other Comprehensive Income (“OCI”).
(b)	Represents portion excluded from effectiveness testing.

At December 31, 2012, deferred net gains of $8.5 within AOCI are expected to be reclassified to earnings over the next twelve months.

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments not designated as effective hedges:

	Gain/(Loss) Recognized in Income (a)
(in millions)	2012	2011	2010
Derivatives not designated as effective hedges:
Cash flow derivatives:
Interest rate swaps	$—	$(1.0)	$0.9
Foreign currency contracts	(5.7)	(0.3)	(10.5)
Commodity contracts	(0.4)	0.1	1.6

Subtotal	(6.1)	(1.2)	(8.0)

Fair value derivatives:
Interest rate swaps	—	0.5	18.6

Total	$(6.1)	$(0.7)	$10.6

(a)	Classified in SG&A

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

11. Commitments and Contingencies

Operating Leases

The Company conducts its operations in various leased facilities under leases that are classified as operating leases for financial statement purposes. Certain leases provide for payment of real estate taxes, common area maintenance, insurance and certain other expenses. Lease terms may have escalating rent provisions and rent holidays which are expensed on a straight-line basis over the term of the lease. Also, certain equipment used in Company operations is leased under operating leases.

Operating lease commitments for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$75.2
2014	64.6
2015	54.2
2016	39.5
2017	29.9
Thereafter	65.4

Total	$328.8

The fixed operating lease commitments detailed above assume that the Company continues the leases through their initial lease terms. Rent expense, including equipment rentals, was $103, $110 and $96.0 for 2012, 2011 and 2010, respectively.

Contingencies

The Company is involved in various legal disputes and other legal proceedings that arise from time to time in the ordinary course of business. In addition, the Company or certain of its subsidiaries have been identified by the United States Environmental Protection Agency (“EPA”) or a state environmental agency as a Potentially Responsible Party (“PRP”) pursuant to the federal Superfund Act and/or state Superfund laws comparable to the federal law at various sites. Based on currently available information, the Company does not believe that the disposition of any of the legal or environmental disputes the Company or its subsidiaries are currently involved in will have a material adverse effect upon the consolidated financial condition, results of operations or cash flows of the Company. It is possible that, as additional information becomes available, the impact on the Company of an adverse determination could have a different effect.

Environmental

The Company’s operations are subject to certain federal, state, local and foreign environmental laws and regulations in addition to laws and regulations regarding labeling and packaging of products and the sales of products containing certain environmentally sensitive materials. In addition to ongoing environmental compliance at its operations, the Company also is actively engaged in environmental remediation activities, the majority of which relates to divested operations and sites. Various of the Company’s subsidiaries have been identified by the EPA or a state environmental agency as a PRP pursuant to the federal Superfund Act and/or state Superfund laws comparable to the federal law at various sites (collectively, the “Environmental Sites”). The Company has established reserves to cover the anticipated probable costs of investigation and remediation based upon periodic reviews of all sites for which they have, or may have, remediation responsibility. The Company accrues environmental investigation and remediation costs when it is probable that a liability has been incurred, the amount of the liability can be reasonably estimated and their responsibility for the liability is established. Generally, the timing of these accruals coincides with the earlier of a formal commitment to an investigation plan, completion of a feasibility study or a commitment to a formal plan of action. The Company accrues its best estimate of investigation and remediation costs based upon facts known at such dates, and because of the inherent difficulties in estimating the ultimate amount of environmental costs, which are further described below, these estimates may materially change in the future as a result of the uncertainties described below. Estimated costs, which are based upon experience with similar sites and technical evaluations, are judgmental in nature and are recorded at discounted amounts without considering the impact of inflation and are adjusted periodically to reflect changes in applicable laws or regulations, changes in available technologies and receipt by the Company of new information. It is difficult to estimate the ultimate level of future environmental expenditures due to a number of uncertainties surrounding environmental liabilities. These uncertainties include the applicability of laws and regulations, changes in environmental remediation requirements, the enactment of additional regulations, uncertainties surrounding remediation procedures including the development of new technology, the identification of new sites for which various of the Company’s subsidiaries could be a PRP, information relating to the exact nature and extent of the contamination at each Environmental Site and the extent of required cleanup efforts, the uncertainties with respect to the ultimate outcome of issues which may be actively contested and the varying costs of alternative remediation strategies.

Due to the uncertainties described above, the Company’s ultimate future liability with respect to sites at which remediation has not been completed may vary from the amounts reserved as of December 31, 2012.

The Company believes that the costs of completing environmental remediation of all sites for which the Company has a remediation responsibility have been adequately reserved and that the ultimate resolution of these matters will not have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Litigation

The Company and/or its subsidiaries are involved in various lawsuits arising from time to time that the Company considers ordinary routine litigation incidental to its business. Amounts accrued for litigation matters represent the anticipated costs (damages and/or settlement amounts) in connection with pending litigation and claims and related anticipated legal fees for defending such actions. The costs are accrued when it is both probable that a liability has been incurred and the amount can be reasonably estimated. The accruals are based upon the Company’s assessment, after consultation with counsel (if deemed appropriate), of probable loss based on the facts and circumstances of each case, the legal issues involved, the nature of the claim made, the nature of the damages sought and any relevant information about the plaintiffs and other significant factors that vary by case. When it is not possible to estimate a specific expected cost to be incurred, the Company evaluates the range of probable loss and records the minimum end of the range. The Company believes that anticipated probable costs of litigation matters have been adequately reserved to the extent determinable. Based on current information, the Company believes that the ultimate conclusion of the various pending litigation of the Company, in the aggregate, will not have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Product Liability

As a consumer goods manufacturer and distributor, the Company and/or its subsidiaries face the risk of product liability and related lawsuits involving claims for substantial money damages, product recall actions and higher than anticipated rates of warranty returns or other returns of goods.

The Company and/or its subsidiaries are therefore party to various personal injury and property damage lawsuits relating to their products and incidental to their business. Annually, the Company sets its product liability insurance program, which is an occurrence- based program based on the Company and its subsidiaries’ current and historical claims experience and the availability and cost of insurance. The Company’s product liability insurance program generally includes a self-insurance retention per occurrence.

Cumulative amounts estimated to be payable by the Company with respect to pending and potential claims for all years in which the Company is liable under its self-insurance retention have been accrued as liabilities. Such accrued liabilities are based on estimates (which include actuarial determinations made by an independent actuarial consultant as to liability exposure, taking into account prior experience, number of claims and other relevant factors); thus, the Company’s ultimate liability may exceed or be less than the amounts accrued. The methods of making such estimates and establishing the resulting liability are reviewed on a regular basis and any adjustments resulting therefrom are reflected in current operating results.

Based on current information, the Company believes that the ultimate conclusion of the various pending product liability claims and lawsuits of the Company, in the aggregate, will not have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes on Income

12. Taxes on Income

The components of the provision for income taxes attributable to continuing operations for 2012, 2011 and 2010 are as follows:

(in millions)	2012	2011	2010
Current income tax expense:
U.S. federal	$52.9	$1.4	$2.9
Foreign	67.3	86.4	71.8
State and local	7.7	5.0	2.9

Total	127.9	92.8	77.6

Deferred income tax expense (benefit):
U.S. federal	26.8	55.5	57.3
Foreign	(2.6)	(25.3)	(14.6)
State, local and other, net of federal tax benefit	(4.5)	2.7	2.5

Total	19.7	32.9	45.2

Total income tax provision	$147.6	$125.7	$122.8

The difference between the federal statutory income tax rate and the Company’s reported income tax rate as a percentage of income from operations for 2012, 2011 and 2010 is reconciled as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in rates resulting from:
State and local taxes, net	0.7	1.6	1.8
Foreign rate differences	(2.8)	(3.1)	(3.8)
Non-deductible compensation	0.5	1.0	3.5
Foreign earnings not permanently reinvested	2.3	3.4	6.8
Tax settlements and related adjustments	0.6	—	—
Goodwill impairment	—	3.4	—
Valuation allowance	0.4	(2.3)	(0.3)
Venezuela devaluation and inflationary adjustments and tax exempt income	(1.6)	(1.5)	5.9
Foreign dividends	1.2	1.3	0.9
Non-deductible transaction costs	0.2	—	3.1
Other	1.2	(0.8)	0.6

Reported income tax rate	37.7%	38.0%	53.5%

Foreign pre-tax income was approximately $213, $250, and $115 for 2012, 2011 and 2010, respectively.

Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

(in millions)	2012	2011
Intangibles	$(389.4)	$(370.8)
Goodwill	(121.1)	(110.1)
Financial reporting amount of a subsidiary in excess of tax basis	(70.8)	(71.6)
Foreign earnings not permanently reinvested	(47.3)	(45.6)
Property and equipment	(6.2)	(13.4)
Other	(6.5)	(6.9)

Gross deferred tax liabilities	(641.3)	(618.4)

Net operating loss	40.1	40.0
Accounts receivable allowances	12.0	13.3
Inventory valuation	53.8	56.7
Pension and postretirement	35.6	41.5
Stock-based compensation	21.6	17.9
Other compensation and benefits	19.0	21.2
Operating reserves	59.2	60.6
Other	49.1	79.9

Gross deferred tax assets	290.4	331.1

Valuation allowance	(28.1)	(26.9)

Net deferred tax liability	$(379.0)	(314.2)

The Company continually reviews the adequacy of the valuation allowance. A valuation allowance is recorded if, based on the weight of available evidence, it is more likely than not that a deferred tax asset will not be realized. This assessment is based on an evaluation of the level of historical taxable income and projections for future taxable income. During 2012, the Company’s valuation allowance increased by $1.2 principally due to the Company’s inability to recognize certain current year foreign losses. During 2011, the Company’s valuation allowance decreased by $8.4 principally due to the ability to recognize certain foreign losses for which a valuation allowance was previously established. During 2010, the Company’s valuation allowance was increased by $3.2 principally due to the inability to benefit from certain foreign losses attributable to the Company’s 2010 acquisitions.

The NOLs reflected on the deferred tax asset table consist of state and foreign net operating loss carryforwards. At December 31, 2012, the Company had net U.S. federal operating losses (“NOLs”) of approximately $804, none of which are reflected in the consolidated financial statements. In 2012, the Company utilized approximately $33 of these previously unrecognized U.S. federal NOLs in its consolidated financial statements. Additionally, approximately $721 of these U.S. federal NOLs are subject to varying limitations on their use under Section 382 of the Internal Revenue Code of 1986, as amended. Included in the total NOLs reported on the financial statement are $121 of foreign NOLs which the Company has accumulated or acquired through acquisitions. Of the total foreign NOLs, approximately $1 will expire in 2013. Approximately $35 of the foreign NOLs will expire in years subsequent to 2013, and approximately $85 have an unlimited life.

In 2011, deferred tax assets relating to tax benefits of employee equity compensation awards were reduced by $1.2 to reflect exercises whereby the book expenses exceeds tax deductions that can be claimed. Certain vested and exercised employee equity compensation awards have resulted in tax deductions in excess of previously recorded tax benefits based on the value of such equity compensation awards at the time of grant (“windfalls”). The additional tax benefit associated with the windfalls is not recognized for financial statement purposes until the deduction reduces taxes payable as recorded on the Company’s financial statements with an offset to additional paid-in-capital. Windfall tax benefits of $41.8 and $3.0 were recognized in 2012 and 2011, respectively. All previously unrecognized windfall tax benefits were recognized in 2012.

Generally, the Company intends to indefinitely reinvest undistributed earnings of certain of its foreign subsidiaries outside the U.S. in the future growth of its foreign businesses. As a result, the Company has not provided for U.S. income taxes on undistributed foreign earnings of approximately $1.1 billion at December 31, 2012. Determination of the amount of unrecognized deferred U.S. income liability is not practicable, in part, because of the complexities associated with its hypothetical calculation, which include the impact of complex foreign and domestic tax laws with respect to dividend remittances, remittance requirements imposed by certain of the Company’s debt agreements and the impact of foreign laws restricting such remittances. In 2012, 2011 and 2010, the Company recorded a deferred tax charge (benefit) of $2.2, $7.5 and ($2.4), respectively, related to profits that were deemed not to be permanently reinvested outside of the United States.

The following table sets forth the details and the activity related to unrecognized tax benefit as of and for the years ended December 31, 2012 and 2011:

(in millions)	2012	2011
Unrecognized tax benefits, January 1,	$57.8	$55.7
Increases (decreases):
Acquisitions	0.6	—
Tax positions taken during the current period	18.7	3.4
Tax positions taken during a prior period	—	(0.1)
Settlements with taxing authorities	(3.8)	(0.2)
Other	1.8	(1.0)

Unrecognized tax benefits, December 31,	$75.1	$57.8

During 2012 and 2011, the change in the unrecognized tax benefits primarily relates to the expiration of certain statutes of limitations, tax positions taken during the current period, and tax settlements made during the year. At December 31, 2012, the amount of gross unrecognized tax benefits that, if recognized, would affect the reported tax rate is $72.6. The Company has indemnification for $1.4 of the gross unrecognized tax benefit from the sellers of acquired companies.

The Company conducts business globally and, as a result, the Company or its subsidiaries file income tax returns in the U.S. federal jurisdiction, and in various state, local, and foreign jurisdictions. In the normal course of business, the Company or its subsidiaries are subject to examination by tax authorities throughout the world, including such major jurisdictions as Canada, France, Germany, Hong Kong, Malaysia, the Netherlands, Peru, Spain and the U.S. As of December 31, 2012, the Company remains subject to examination by federal and state tax authorities for the tax years 2005 to 2011. At December 31, 2012, certain of the Company’s more significant foreign jurisdictions remain subject to examination for various tax years between 2000 and 2011. At December 31, 2012, the Company believes it has no material tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits may significantly change within twelve months.

The Company classifies all interest expense and penalties on uncertain tax positions as income tax expense. The provision for income taxes for 2012, 2011 and 2010 includes tax-related interest expense of $2.4, $1.1 and $1.1, respectively. As of December 31, 2012 and 2011, the liability for tax-related interest expense was $6.8 and $5.2, respectively.

Stockholders' Equity and Share-Based Awards	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Share-Based Awards

13. Stockholders’ Equity and Share-Based Awards

The Company maintains the 2009 Stock Incentive Plan and the Amended and Restated 2003 Stock Incentive Plan, as amended, which allows for grants of stock options, restricted stock and short-term cash awards. At December 31, 2012, there were approximately 2.1 million share-based awards collectively available for grant under these stock plans.

Stock Options

A summary of the Company’s stock option activity in 2012 is as follows:

	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Total Intrinsic Value (in millions)
Options outstanding, beginning of year	2,239.2	$15.73
Granted	—	—
Exercised	(1,643.4)	16.10
Cancelled	(10.5)	18.65

Options outstanding, end of year(a)	585.3	$14.62	2.7	$11.6

Options exercisable, end of year		$14.35	2.7	$11.4

(a) - Approximates the options vested and expected to vest

The weighted average per share grant date fair value of options granted and the total intrinsic value of options exercised for 2012, 2011 and 2010 are as follows:

	Weighted Average Per Share Grant Date Fair Value	Total Intrinsic Value of Options Exercised (in millions)
2012	$—	$16.5
2011	—	18.4
2010	11.26	9.4

The weighted average assumptions used to determine the fair value of options granted in 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Expected volatility	—	—	60.7%
Risk-free interest rates	—	—	2.3%
Expected life (in years)	—	—	4.5

The Company does not use cash to settle any of its options or restricted share awards and when available issues shares from its treasury stock instead of issuing new shares. Common stock options vest ratably over an explicit service period of typically 3 to 4 years and generally have a contractual term of 7 years.

Restricted Shares of Common Stock

The Company issues restricted share awards whose restrictions lapse upon either the passage of time (service vesting), achieving performance targets, attaining Company common stock price thresholds or some combination of these restrictions. The contractual life is generally 7 years for those restricted shares with performance targets, common stock price thresholds or some combination thereof. For those restricted share awards with common stock price thresholds, the fair values were determined using a Monte Carlo simulation embedded in a lattice model. The fair value for all other restricted share awards were based on the closing price of the Company’s common stock on the dates of grant.

A summary of the Company’s restricted share activity for 2012 is as follows:

Shares (in thousands)
Outstanding as of December 31, 2011	5,959.1
Granted	1,642.5
Released/Vested	(2,556.0)
Cancelled	(60.5)

Outstanding as of December 31, 2012	4,985.1

The total fair value of restricted shares granted and total fair value of restricted shares vested for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Total fair value of restricted shares granted	$43.2	$36.0	$73.9
Total fair value of restricted shares vested	49.6	14.5	19.5

For those restricted awards with common stock price thresholds, the weighted average grant date fair values of these awards were $18.98, $19.67 and $20.48 for 2012, 2011 and 2010, respectively, based on the following assumptions:

	2012	2011	2010
Expected volatility	45.8%	44.0%	49.4%
Risk-free interest rates	0.9%	2.2%	2.6%
Derived service periods (in years)	0.2	0.2	0.1

For all other restricted share awards, the weighted average grant date fair values were $32.61, $19.03 and $20.67 for the years ended December 31, 2012, 2011 and 2010, respectively.

As part of the restricted share awards granted in 2012, in January 2012, the Board authorized an annual grant of approximately 0.8 million restricted share awards to certain executive officers. These awards had an aggregate grant date fair value of $14.4 and vested during the first three months of 2012 when the Company’s weighted average share price exceeded certain thresholds. In 2012, the Company also granted approximately 0.9 million restricted share awards with an aggregate grant date fair value of $28.8 that cliff vest upon the achievement of certain performance targets.

As of December 31, 2012, there was $51.0 of unrecognized compensation cost related to non-vested share-based awards whose costs are expected to be recognized through 2014 over a weighted-average period of approximately 13 months.

During the fourth quarter of 2012, the Company recognized $33.6 of cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable. These awards, which were granted in 2010 and whose restrictions lapse if and when the Company achieves certain performance targets, had an aggregate grant date fair value of $44.8 and have a 5-year contractual life.

Stockholders’ Equity

In January 2012, the Company commenced a “modified Dutch auction” self-tender offer (the “Offer”) to purchase up to $500 in value of its common stock. In March 2012, pursuant to the terms of the Offer, the Company repurchased approximately 18.1 million shares of its common stock for a total purchase price of approximately $435 or $24.00 per share. The repurchase of shares of common stock under the Offer was made pursuant to the Company’s existing stock repurchase program, pursuant to which the Company was then authorized to repurchase up to $500 aggregate amount of outstanding shares of common stock at prevailing market prices or in privately-negotiated transactions (the “Stock Repurchase Program”).

On September 11, 2012, the Board authorized an increase in the then available amount under the Stock Repurchase Program to allow for the repurchase of up to $250 in aggregate of the Company’s common stock.

In September 2012, pursuant to the Stock Repurchase Program, the Company used approximately $100 of the net proceeds from the Convertible Notes offering to repurchase approximately 2.8 million shares of its common stock at a per share price of $35.25 through privately negotiated transactions.

Cash dividends paid to stockholders in 2012, 2011 and 2010 were $7.5, $30.1 and $28.7, respectively. In January 2012, the Company announced that the Board had decided to suspend the Company’s dividend program following the dividend paid on January 31, 2012.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

14. Earnings Per Share

A computation of the weighted average shares outstanding for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Weighted average shares outstanding:
Basic	117.4	132.1	133.5
Dilutive share-based awards	0.8	0.8	1.2

Diluted	118.2	132.9	134.7

Because it is the Company’s intention to redeem the principal amount of the Convertible Notes in cash, the treasury stock method is used for determining potential dilution in the diluted earnings per share computation. For the three months ended December 31, 2012, the Convertible Notes have been excluded from the computation of diluted earnings per share as the effect would be antidilutive as the conversion price of the Convertible Notes exceeded the average market price of the Company’s common stock for the three months ended December 31, 2012. Stock options and warrants to purchase approximately 3.6 million shares of the Company’s common stock at December 31, 2011 and 2010 had exercise prices that exceeded the average market price of the Company’s common stock for the three months ended December 31, 2011 and 2010, respectively. As such, these share-based awards did not affect the computation of diluted earnings per share. As of December 31, 2012, there were 4.1 million restricted share awards with performance-based vesting targets that were not met and as such, have been excluded from the computation diluted earnings per share.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

15. Employee Benefit Plans

The Company maintains defined benefit pension plans for certain of its employees and provides certain postretirement medical and life insurance benefits for a portion of its employees. At December 31, 2011, substantially all the domestic pension and postretirement plans are frozen to new entrants and to future benefit accruals. Benefit obligations are calculated using generally accepted actuarial methods. Actuarial gains and losses are amortized using the corridor method over the average remaining service life of its active employees. The pension and postretirement benefit obligations are measured as of December 31, for 2012 and 2011.

Net Periodic Expense

The components of net periodic pension and postretirement benefit expense for 2012, 2011 and 2010 are as follows:

	Pension Benefits
	2012			2011			2010
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Service cost	$0.2	$1.9	$2.1	$0.2	$1.9	$2.1	$0.2	$1.6	$1.8
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	17.6	2.5	20.1
Expected return on plan assets	(16.3)	(1.4)	(17.7)	(15.6)	(1.4)	(17.0)	(13.6)	(1.2)	(14.8)
Amortization:
Net actuarial loss	7.1	0.2	7.3	3.2	—	3.2	3.3	—	3.3

Net periodic cost	5.5	3.3	8.8	3.7	3.3	7.0	7.5	2.9	10.4
Curtailments and settlements	—	—	—	1.6	—	1.6	1.9	(0.1)	1.8

Total expense	$5.5	$3.3	$8.8	$5.3	$3.3	$8.6	$9.4	$2.8	$12.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.50%	4.30%	4.47%	5.25%	4.78%	5.18%	5.79%	5.12%	5.69%
Expected return on plan assets	8.00%	4.53%	7.60%	8.00%	4.83%	7.63%	8.21%	5.16%	7.87%
Rate of compensation increase	—	2.51%	2.51%	—	2.98%	2.98%	—	2.98%	2.98%

	Postretirement Benefits
(in millions)	2012	2011	2010
Service cost	$0.1	$0.3	$0.3
Interest cost	0.3	0.7	0.7
Amortization:
Prior service benefit	(0.4)	(0.8)	(0.8)
Net actuarial gain	(0.1)	(0.1)	—

Net periodic cost (credit)	(0.1)	0.1	0.2
Curtailments and settlements	—	(7.3)	—

Total expense (credit)	$(0.1)	$(7.2)	$0.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.40%	5.50%	5.96%

The amount of AOCI expected to be recognized in net periodic benefit cost for the year ending December 31, 2013 is as follows:

	Pension Benefits
(in millions)	Domestic	Foreign	Total	Postretirement
Prior service cost (credit)	$—	$(0.1)	$(0.1)	$0.4
Net actuarial loss (gain)	(7.4)	(0.4)	(7.8)	0.1

	$(7.4)	$(0.5)	$(7.9)	$0.5

Funded Status

The following table provides a reconciliation of the benefit obligation, plan assets and the funded status of the pension and postretirement plans as of December 31, 2012 and 2011:

	Pension Benefits						Postretirement Benefits
	2012			2011			2012	2011
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Change in benefit obligation:
Benefit obligation at beginning of year	$334.3	$60.9	$395.2	$313.1	$58.3	$371.4	$7.8	$15.3
Acquisitions	—	—	—	—	—	—	—	—
Service cost	0.2	1.9	2.1	0.2	1.9	2.1	0.1	0.3
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	0.3	0.7
Curtailments and settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Amendments	—	0.3	0.3	—	—	—	—	(8.1)
Actuarial loss (gain)	21.1	8.6	29.7	27.8	2.7	30.5	(0.3)	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	0.9	0.9	—	(1.5)	(1.5)	—	—

Benefit obligation at end of year(a)	348.4	71.6	420.0	334.3	60.9	395.2	7.6	7.8

Change in plan assets:
Fair value of plan assets at beginning of year	$234.6	$30.2	$264.8	$221.6	$29.3	$250.9	$—	$—
Acquisitions	—	—	—	—	—	—	—	—
Actual return on plan assets	27.7	1.5	29.2	9.5	1.3	10.8	—	—
Company contributions	15.9	4.3	20.2	26.2	3.8	30.0	0.3	0.4
Settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	1.1	1.1	—	(0.9)	(0.9)	—	—

Fair value of plan assets at end of year	256.5	33.5	290.0	234.6	30.2	264.8	—	—

Net (liability) recognized in the consolidated balance sheet	$(91.9)	$(38.1)	$(130.0)	$(99.7)	$(30.7)	$(130.4)	$(7.6)	$(7.8)

Assumptions
Weighted average assumption used to calculate benefit obligation:
Discount rate	3.95%	3.34%	3.85%	4.50%	4.30%	4.47%	3.90%	4.40%
Rate of compensation increase	—	2.56%	2.56%	—	2.51%	2.51%	—	—
Healthcare cost trend rate:
Current:
Pre-Age 65	—	—	—	—	—	—	6.75%	7.00%
Post-Age 65	—	—	—	—	—	—	6.75%	7.00%
Ultimate	—	—	—	—	—	—	4.50%	4.50%

(a)	The accumulated benefit obligation for all defined benefit pension plans was $414 and $390 at December 31, 2012 and 2011, respectively.

Amounts recognized in the Company’s consolidated balance sheets at December 31, 2012 and 2011 consist of:

	Pension Benefits		Postretirement Benefits
(in millions)	2012	2011	2012	2011
Other assets	$2.3	$2.4	$—	$—
Accrued benefit cost	(132.3)	(132.8)	(7.6)	(7.8)

Net amount recognized	$(130.0)	$(130.4)	$(7.6)	$(7.8)

Summary of under-funded or non-funded pension benefit plans with projected benefit obligation in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Projected benefit obligation	$408.6	$383.5
Fair value of plan assets	276.3	250.7

Summary of pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Accumulated benefit obligation	$400.0	$379.3
Fair value of plan assets	272.8	250.7

The Company employs a total return investment approach for its pension plans whereby a mix of equities and fixed income investments are used to maximize the long-term return of pension plan assets. The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and the Company’s financial condition. The domestic investment portfolios contain a diversified blend of equity and fixed-income investments. The domestic equity investments are diversified across geography and market capitalization through investments in U.S. large-capitalization stocks, U.S. small-capitalization stocks and international securities. The domestic fixed income investments are primarily comprised of investment-grade and high-yield securities through investments in corporate and government bonds, government agencies and asset-backed securities. The Level 1 and Level 2 investments are primarily based upon quoted market prices and the classification between Level 1 and Level 2 is based upon the valuation frequency of the investments. The domestic Level 3 investments are primarily comprised of hedge fund of funds whose assets are primarily valued based upon the net asset value per share and an insurance contract valued at contract value. The Company maintains numerous foreign defined benefit pension plans. The asset allocations for the foreign investment may vary by plan and jurisdiction and are primarily based upon the plan structure and plan participant profile. The foreign Level 3 investments are primarily comprised of insurance contracts valued at contract value. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

The expected long-term rate of return for plan assets is based upon many factors, including expected asset allocations, historical asset returns, current and expected future market conditions, risk and active management premiums. The expected long-term rate of return is adjusted when there are fundamental changes in expected returns on the Company’s defined benefit pension plan’s investments. The Company’s target asset allocation for 2012 and 2011 is as follows: equities—approximately 25%-40%; bonds—approximately 20%-40%; and cash alternatives investments and other—approximately 25%-45%. Actual asset allocations may vary from the targeted allocations for various reasons, including market conditions and the timing of transactions.

The composition of domestic pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$10.5	$33.7	$—	$44.2
International	—	48.6	—	48.6
Fixed income securities and funds:
Investment-grade	62.4	—	—	62.4
High-yield	—	14.0	—	14.0
Alternative investments	26.0	45.2	12.9	84.1
Cash and other	2.0	—	1.2	3.2

Total	$100.9	$141.5	$14.1	$256.5

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$7.3	$31.7	$—	$39.0
International	—	41.2	—	41.2
Fixed income securities and funds:
Investment-grade	60.7	—	—	60.7
High-yield	—	12.3	—	12.3
Alternative investments	22.5	42.8	12.0	77.3
Cash and other	2.8	—	1.3	4.1

Total	$93.3	$128.0	$13.3	$234.6

The composition of foreign pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.9	$—	$—	$5.9
Fixed income securities and funds	10.4	—	—	10.4
Cash and other	1.0	—	16.2	17.2

Total	$17.3	$—	$16.2	$33.5

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.1	$—	$—	$5.1
Fixed income securities and funds	8.9	—	—	8.9
Cash and other	0.9	—	15.3	16.2

Total	$14.9	$—	$15.3	$30.2

The activity for Level 3 pension plan assets for 2012 and 2011 is as follows:

	Level 3 Pension Plan Assets
(in millions)	Domestic Plans	Foreign Plans
Balance, December 31, 2010	$15.0	$15.3
Actual return on plan assets:
Relating to assets held at year-end	(0.2)	0.5
Purchases, sales, settlements and other, net	8.3	(0.5)
Transfers in/(out)	(9.8)	—

Balance, December 31, 2011	$13.3	$15.3
Actual return on plan assets:
Relating to assets held at year-end	1.3	0.6
Relating to assets sold during the period	(0.3)	—
Purchases, sales, settlements and other, net	(0.2)	0.3

Balance, December 31, 2012	$14.1	$16.2

Domestic Contributions

In 2013, the Company expects to make cash contributions of approximately $11 and $0.6 to its domestic pension and postretirement plans, respectively. These contributions are for both funded and unfunded plans and are net of participant contributions.

Foreign Contributions

The Company funds its pension plans in amounts consistent with applicable laws and regulations and expects to make cash contributions of approximately $6 in 2013.

Information about the expected benefit payments for the Company’s pension and postretirement plans are as follows:

Years Ending December 31,	Pension Plans	Postretirement Plans
	(in millions)
2013	$27.8	$0.6
2014	25.9	0.5
2015	24.3	0.5
2016	24.6	0.5
2017	24.5	0.5
Next 5 years	127.4	2.4

The current healthcare cost trend rate gradually declines through 2028 to the ultimate trend rate and remains level thereafter. A one percentage point change in assumed healthcare cost trend rates would not have a material effect on the postretirement benefit obligation or the service and interest cost components of postretirement benefit costs.

The Company sponsors a defined contribution savings plan for substantially all of its U.S. employees. Under provisions for this plan, employees may contribute a percentage of eligible compensation on both a before-tax basis and after-tax basis. The Company generally matches a percentage of a participating employee’s before-tax contributions. For 2012, 2011 and 2010, the defined contribution savings plan expense was $6.4, $4.9 and $5.5, respectively.

Reorganization Costs	12 Months Ended
Dec. 31, 2012
Reorganization Costs

16. Reorganization Costs

The Company did not incur any reorganization costs in 2010. Reorganization costs for 2012 and 2011 are as follows:

	2012
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$2.4	$10.2	$12.6
Consumer Solutions	12.0	2.1	14.1
Branded Consumables	0.4	—	0.4

Total	$14.8	$12.3	$27.1

	2011
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$5.6	$7.9	$13.5
Consumer Solutions	—	2.1	2.1
Branded Consumables	3.4	3.0	6.4
Process Solutions	1.0	0.4	1.4

Total	$10.0	$13.4	$23.4

Outdoor Solutions Segment Reorganization Costs

During 2012, the Company initiated a plan to reorganize certain manufacturing facilities in the Far East within the winter sport business. Reorganization costs for 2012 primarily relate to this plan.

During 2011, the Company initiated a plan to consolidate certain international manufacturing processes within the Outdoor Solutions segment. This plan primarily consists of a facility consolidation in the Far East. During 2011, the Company also initiated a plan to rationalize the overall cost structure of the Outdoor Solutions segment through headcount reductions. Reorganization costs for 2011 relate to these plans.

For 2012 and 2011, other charges are primarily comprised of contract termination fees.

Consumer Solutions Segment Reorganization Costs

During 2012, the Company initiated a plan to rationalize the operating processes of certain international operations. This plan primarily consists of headcount reductions and facility consolidation and relocation. Reorganization costs for 2012 primarily relate to this plan.

For 2012 and 2011, other charges are primarily comprised of lease terminations.

Branded Consumables Segment Reorganization Costs

During 2011, the Company initiated a plan to consolidate certain manufacturing processes within the Branded Consumables segment. This plan includes headcount reduction and facility consolidation. During 2011, the Company also initiated a plan to rationalize the overall cost structure of the Branded Consumables segment through headcount reductions. Reorganization costs for 2011 relate to these plans. For 2011, other costs are primarily comprised of moving costs.

Accrued reorganization costs activity for 2012 and 2011 are as follows:

(in millions)	Accrual Balance at December 31, 2011	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2012
Severance and other employee-related(a)	$7.3	$14.8	$(9.2)	$—	$12.9
Other costs(b)	9.9	12.3	(9.3)	(0.1)	12.8

Total	$17.2	$27.1	$(18.5)	$(0.1)	$25.7

(in millions)	Accrual Balance at December 31, 2010	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2011
Severance and other employee-related(a)	$0.5	$10.0	$(3.0)	$(0.2)	$7.3
Other costs(b)	9.5	13.4	(12.7)	(0.3)	9.9

Total	$10.0	$23.4	$(15.7)	$(0.5)	$17.2

(a)	For 2012 and 2011, the total headcount underlying these costs is approximately 2,460 and 330, respectively. At December 31, 2012, approximately 2,200 employees have not been terminated under the plans. The amounts accrued at December 31, 2012 for severance and other employee-related are expected to be paid through 2014.
(b)	Amounts accrued at December 31, 2012 for other costs (principally lease and contract termination costs) are expected to be paid through 2015.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

17. Segment Information

The Company reports four business segments: Outdoor Solutions, Consumer Solutions, Branded Consumables and Process Solutions. The Company’s sales are principally within the United States. The Company’s international operations are mainly based in Asia, Canada, Europe and Latin America. The Company and its chief operating decision maker use “segment earnings” to measure segment operating performance.

The Outdoor Solutions segment manufactures or sources, markets and distributes global consumer active lifestyle products for outdoor and outdoor-related activities. For general outdoor activities, Coleman® is a leading brand for active lifestyle products, offering an array of products that include camping and outdoor equipment such as air beds, camping stoves, coolers, foldable furniture, gas grills, lanterns and flashlights, propane fuel, sleeping bags, tents and water recreation products such as inflatable boats, kayaks and tow-behinds. The Outdoor Solutions segment is also a leading provider of fishing equipment under brand names such as Abu Garcia®, All Star®, Berkley®, Fenwick®, Gulp!®, JRC™, Mitchell®, Penn®, Pflueger®, Sebile®, Sevenstrand®, Shakespeare®, Spiderwire®, Stren®, Trilene®, Ugly Stik® and Xtools®. Team sports equipment for baseball, softball, football, basketball, field hockey and lacrosse products are sold under brand names such as deBeer®, Gait®, Miken®, Rawlings® and Worth®. Alpine and nordic skiing, snowboarding, snowshoeing and in-line skating products are sold under brand names such as Atlas®, Full Tilt®, K2®, Line®, Little Bear®, Madshus®, Marker®, Morrow®, Ride®, Tubbs®, Völkl® and 5150 Snowboards®. Water sports equipment, personal flotation devices and all-terrain vehicle gear are sold under brand names such as Helium®, Hodgman®, Mad Dog Gear®, Sevylor®, Sospenders® and Stearns®. The Company also sells high performance technical and outdoor apparel and equipment under brand names such as CAPP3L®, Ex Officio®, K2®, Marker®, Marmot®, Planet Earth®, Ride®, Völkl® and Zoot®, and premium air beds under brand names including Aero®, Aerobed® and Aero Sport®. The Outdoor Solutions Segment also sells a variety of products sold internationally under brand names such as Campingaz®, Esky® and Invicta®.

The Consumer Solutions segment manufactures or sources, markets, and distributes a diverse line of household products, including kitchen appliances and home environment products. This segment maintains a strong portfolio of globally-recognized brands including Bionaire®, Crock-Pot®, FoodSaver®, Health o meter®, Holmes®, Mr. Coffee®, Oster®, Patton®, Rival®, Seal-a-Meal®, Sunbeam®, skybar® and Villaware®. The principal products in this segment include: clippers and trimmers for professional use in the beauty and barber and animal categories; electric blankets, mattress pads and throws; household kitchen appliances, such as blenders, coffeemakers, irons, mixers, slow cookers, toasters, toaster ovens and vacuum packaging machines; home environment products, such as air purifiers, fans, heaters and humidifiers; products for the hospitality industry; and scales for consumer use. The Consumer Solutions segment also has rights to sell various small appliance products in substantially all of Europe under the Breville® brand name.

The Branded Consumables segment manufactures or sources, markets and distributes a broad line of branded consumer products, many of which are affordable, consumable and fundamental household staples, including arts and crafts paint brushes, brooms, brushes, buckets, children’s card games, clothespins, collectible tins, condoms, cord, rope and twine, dusters, dust pans, feeding bottles, fencing, fire extinguishing products, firelogs and firestarters, home canning jars and accessories, kitchen matches, mops, other craft items, pacifiers, plastic cutlery, playing cards and accessories, rubber gloves and related cleaning products, safes, security cameras, security doors, smoke and carbon monoxide alarms, soothers, sponges, storage organizers and workshop accessories, teats, toothpicks, window guards and other accessories. This segment markets our products under the Aviator®, Ball®, Bee®, Bernardin®, Bicycle®, Billy Boy®, BRK®, Crawford®, Diamond®, Dicon®, Fiona®, First Alert®, First Essentials®, Hoyle®, Java-Log®, KEM®, Kerr®, Lehigh®, Lillo®, Loew-Cornell®, Mapa®, NUK®, Pine Mountain®, Quickie Green Cleaning®, Quickie Home-Pro®, Quickie Microban®, Quickie Original®, Quickie Professional®, Spontex®, Tigex® and Wellington® brand names, among others.

The Process Solutions segment manufactures, markets and distributes a wide variety of plastic products including closures, contact lens packaging, medical disposables, plastic cutlery and rigid packaging. Many of these products are consumable in nature or represent components of consumer products. This segment’s materials business produces specialty nylon polymers, conductive fibers and monofilament used in various products, including woven mats used by paper producers and weed trimmer cutting line, as well as fiberglass radio antennas for marine, citizen band and military applications. This segment is also the largest North American producer of niche products fabricated from solid zinc strip and is the sole source supplier of copper-plated zinc penny blanks to the United States Mint and a major supplier to the Royal Canadian Mint, as well as a supplier of brass, bronze and nickel-plated finishes on steel and zinc for coinage to other international markets. In addition, the Company manufactures a line of industrial zinc products marketed globally for use in the architectural, automotive, construction, electrical component and plumbing markets.

Segment information as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,692.9	$1,940.9	$1,753.1	$377.1	$(67.9)	$6,696.1	$—	$6,696.1

Segment earnings (loss)	325.2	285.9	259.2	47.1	—	917.4	(103.6)	813.8
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	(2.8)	(3.2)	—	—	—	(6.0)	—	(6.0)
Reorganization costs	(12.6)	(14.1)	(0.4)	—	—	(27.1)	—	(27.1)
Acquisition-related and other costs	(3.9)	(1.6)	(3.8)	—	—	(9.3)	(8.2)	(17.5)
Other(a)	—	—	—	—	—	—	(33.6)	(33.6)
Depreciation and amortization	(55.2)	(34.7)	(46.0)	(13.5)	—	(149.4)	(3.4)	(152.8)

Operating earnings (loss)	$250.7	$232.3	$209.0	$33.6	$—	$725.6	$(148.8)	$576.8

Other segment data:
Total assets	$2,930.1	$1,971.9	$1,934.1	$183.1	$—	$7,019.2	$691.4	$7,710.6
Capital expenditures	55.0	53.6	30.9	9.9	—	149.4	5.1	154.5
	2011
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,772.1	$1,880.3	$1,734.4	$351.2	$(58.1)	$6,679.9	$—	$6,679.9

Segment earnings (loss)	344.6	274.7	237.9	37.7	—	894.9	(104.1)	790.8
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	—	—	(6.9)	—	—	(6.9)	—	(6.9)
Reorganization costs	(13.5)	(2.1)	(6.4)	(1.4)		(23.4)	—	(23.4)
Acquisition-related and other costs(b)	7.1	(4.8)	(10.8)	(2.0)	—	(10.5)	(10.9)	(21.4)
Impairment of goodwill, intangibles and other assets	—	—	(52.5)	—	—	(52.5)	—	(52.5)
Depreciation and amortization	(61.8)	(31.1)	(55.9)	(12.4)	—	(161.2)	(2.5)	(163.7)

Operating earnings (loss)	$276.4	$236.7	$105.4	$21.9	$—	$640.4	$(117.5)	$522.9

Other segment data:
Total assets	$2,810.3	$1,855.9	$1,801.8	$186.9	$—	$6,654.9	$461.8	$7,116.7
Capital expenditures	61.4	23.2	31.6	8.6	—	124.8	2.1	126.9

	2010
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,518.7	$1,869.6	$1,345.3	$342.7	$(53.6)	$6,022.7	$—	$6,022.7

Segment earnings (loss)	300.9	266.2	195.0	37.1	—	799.2	(89.1)	710.1
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	(2.1)	—	(25.3)	—	—	(27.4)	—	(27.4)
Acquisition-related and other costs(c)	(7.4)	(4.0)	(3.4)	—	—	(14.8)	(27.5)	(42.3)
Venezuela hyperinflationary and devaluation charges (see Note 1)	—	—	—	—	—	—	(70.6)	(70.6)
Impairment of goodwill and intangibles	(0.7)	(0.7)	(18.3)	—	—	(19.7)	—	(19.7)
Depreciation and amortization	(62.1)	(28.1)	(39.0)	(12.1)	—	(141.3)	(1.5)	(142.8)

Operating earnings (loss)	$228.6	$233.4	$109.0	$25.0	$—	$596.0	$(188.7)	$407.3

Other segment data:
Capital expenditures	$48.0	$24.3	$30.7	$7.5	$—	$110.5	$27.0	$137.5

(a)	Represents cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable (see Note 13).
(b)	Consolidated amount is net of gain on the sale of certain domestic assets recorded in the Outdoor Solutions segment.
(c)	Comprised of $52.4 of acquisition-related and other charges, which primarily relate to acquisitions (see Note 3) and a $10.1 mark-to-market gain associated with the Company’s Euro-denominated debt and intercompany loans.

Note: Intersegment sales are recorded at cost plus an agreed upon profit.

Geographic Information

Geographic information as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

(in millions)	Domestic	International	Total
2012
Net sales	$4,078.5	$2,617.6	$6,696.1
Long-lived assets	344.3	334.3	678.6

2011
Net sales	$4,082.7	$2,597.2	$6,679.9
Long-lived assets	309.9	306.0	615.9

2010
Net sales	$3,830.4	$2,192.3	$6,022.7

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

18. Accumulated Other Comprehensive Income (Loss)

The components of AOCI at December 31, 2012 and 2011 are as follows:

(in millions)	2012	2011
Foreign currency translation adjustment	$17.7	$4.0
Derivative financial instruments and other, net	(1.3)	1.1
Accrued benefit costs, net	(70.1)	(61.8)
Available-for-sale securities, net	0.3	—

Total	$(53.4)	$(56.7)

Condensed Consolidating Financial Data	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Data

19. Condensed Consolidating Financial Data

The Company’s Senior Notes and Senior Subordinated Notes (see Note 9) are fully guaranteed, jointly and severally, by certain of the Company’s domestic subsidiaries (“Guarantor Subsidiaries”). The guarantees of the Guarantor Subsidiaries are subject to release only in certain limited circumstances. The Company’s non-United States subsidiaries and those domestic subsidiaries who are not guarantors (“Non-Guarantor Subsidiaries”) are not guaranteeing these notes. Presented below is the condensed consolidating financial data of the Company (“Parent”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis, using the equity method of accounting for subsidiaries, as of and for the years ended December 31, 2012, 2011 and 2010. During 2013, certain subsidiaries that were Non-Guarantor Subsidiaries as of December 31, 2012, 2011 and 2010 and during the years ended December 2012 and 2011, became Guarantor Subsidiaries. For comparative purposes, the condensed consolidating financial data as of and for the years ended December 31, 2012 and 2011 and as of December 31, 2010, have been retrospectively adjusted to reflect the aforementioned activity. This activity did not affect the condensed consolidating financial data for the year ended December 31, 2010.

Condensed Consolidating Results of Operations

	Year Ended December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,448.1	$2,952.2	$(704.2)	$6,696.1
Costs and expenses	147.2	3,990.4	2,685.9	(704.2)	6,119.3

Operating (loss) earnings	(147.2)	457.7	266.3	—	576.8
Other expense, net	37.1	206.3	89.5	—	332.9
Equity in the income of subsidiaries	428.2	163.1	—	(591.3)	—

Net income (loss)	$243.9	$414.5	$176.8	$(591.3)	$243.9

Comprehensive income (loss)	$247.2	$426.9	$185.9	$(612.8)	$247.2

	Year Ended December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,057.3	$2,767.6	$(145.0)	$6,679.9
Costs and expenses	95.6	3,651.8	2,554.6	(145.0)	6,157.0

Operating (loss) earnings	(95.6)	405.5	213.0	—	522.9
Other expense, net	61.4	229.1	27.7	—	318.2
Equity in the income of subsidiaries	361.7	179.7	—	(541.4)	—

Net income (loss)	$204.7	$356.1	$185.3	$(541.4)	$204.7

Comprehensive income (loss)	$172.8	$314.5	$167.3	$(481.8)	$172.8

	Year Ended December 31, 2010
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$3,689.1	$2,452.5	$(118.9)	$6,022.7
Costs and expenses	126.3	3,273.3	2,334.7	(118.9)	5,615.4

Operating (loss) earnings	(126.3)	415.8	117.8	—	407.3
Other expense, net	57.0	169.2	74.4	—	300.6
Equity in the income of subsidiaries	290.0	37.8	—	(327.8)	—

Net income (loss)	$106.7	$284.4	$43.4	$(327.8)	$106.7

Comprehensive income (loss)	$102.8	$284.1	$51.0	$(335.1)	$102.8

Condensed Consolidating Balance Sheets

	As of December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$576.7	$926.5	$2,307.2	$—	$3,810.4
Investment in subsidiaries	5,895.6	1,844.2	—	(7,739.8)	—
Non-current assets	3,068.8	6,861.3	4,500.4	(10,530.3)	3,900.2

Total assets	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

Liabilities and stockholders’ equity
Current liabilities	$189.1	$614.1	$925.5	$—	$1,728.7
Non-current liabilities	7,592.4	3,038.5	4,121.7	(10,530.3)	4,222.3
Stockholders’ equity	1,759.6	5,979.4	1,760.4	(7,739.8)	1,759.6

Total liabilities and stockholders’ equity	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

	As of December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$359.0	$1,046.1	$2,089.8	$(1.4)	$3,493.5
Investment in subsidiaries	5,688.8	1,745.0	—	(7,433.8)	—
Non-current assets	114.5	4,219.2	698.7	(1,409.2)	3,623.2

Total assets	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Liabilities and stockholders’ equity
Current liabilities	$260.8	$605.0	$598.1	$(0.2)	$1,463.7
Non-current liabilities	3,989.5	546.1	615.8	(1,410.4)	3,741.0
Stockholders’ equity	1,912.0	5,859.2	1,574.6	(7,433.8)	1,912.0

Total liabilities and stockholders’ equity	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(171.4)	$463.5	$207.9	$(19.7)	$480.3
Financing activities:
Net change in short-term debt	—	—	74.7	—	74.7
(Payments on) proceeds from intercompany transactions	409.6	(421.3)	(8.0)	19.7	—
Proceeds from issuance of long-term debt	800.0	0.5	2.0	—	802.5
Payments on long-term debt	(166.0)	(0.4)	(6.3)	—	(172.7)
Issuance (repurchase) of common stock, net	(557.9)	—	—	—	(557.9)
Excess tax benefits from stock-based compensation	43.0	—	—	—	43.0
Other	(24.4)	—	(0.5)	—	(24.9)

Net cash provided by (used in) financing activities	504.3	(421.2)	61.9	19.7	164.7

Investing activities:
Additions to property, plant and equipment	(5.2)	(67.0)	(82.3)	—	(154.5)
Acquisition of business, net of cash acquired	(104.2)	(3.0)	(179.1)	—	(286.3)
Intercompany investing activities, net	—	—	—	—	—
Other	1.3	4.2	7.8	—	13.3

Net cash used in investing activities	(108.1)	(65.8)	(253.6)	—	(427.5)

Effect of exchange rate changes on cash	—	—	8.3	—	8.3

Net increase in cash and cash equivalents	224.8	(23.5)	24.5	—	225.8
Cash and cash equivalents at beginning of year	335.4	28.4	444.5	—	808.3

Cash and cash equivalents at end of year	$560.2	$4.9	$469.0	$—	$1,034.1

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(121.7)	$430.3	$141.1	$(22.6)	$427.1
Financing activities:
Net change in short-term debt	—	—	1.0	—	1.0
(Payments on) proceeds from intercompany transactions	370.7	(321.0)	(68.0)	18.3	—
Proceeds from issuance of long-term debt	1,025.0	—	—	—	1,025.0
Payments on long-term debt	(1,110.6)	—	—	—	(1,110.6)
Issuance (repurchase) of common stock, net	(80.8)	—	—	—	(80.8)
Other	(31.3)	—	—	—	(31.3)

Net cash provided by (used in) financing activities	173.0	(321.0)	(67.0)	18.3	(196.7)

Investing activities:
Additions to property, plant and equipment	(2.1)	(109.5)	(15.3)	—	(126.9)
Acquisition of business, net of cash acquired	(0.9)	(12.5)	(1.0)	—	(14.4)
Intercompany investing activities, net	—	(4.3)	—	4.3	—
Other	—	24.2	4.0	—	28.2

Net cash used in investing activities	(3.0)	(102.1)	(12.3)	4.3	(113.1)

Effect of exchange rate changes on cash	—	—	(4.4)	—	(4.4)

Net increase in cash and cash equivalents	48.3	7.2	57.4	—	112.9
Cash and cash equivalents at beginning of year	287.1	21.2	387.1	—	695.4

Cash and cash equivalents at end of year	$335.4	$28.4	$444.5	$—	$808.3

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(196.8)	$425.2	$71.0	$(10.4)	$289.0
Financing activities:
Net change in short-term debt	—	50.0	6.2	—	56.2
(Payments on) proceeds from intercompany transactions	239.2	(306.8)	340.6	(273.0)	—
Proceeds from issuance of long-term debt	786.1	—	—	—	786.1
Payments on long-term debt	(260.9)	—	—	—	(260.9)
Issuance (repurchase) of common stock, net	(42.8)	—	—	—	(42.8)
Other	(58.4)	—	—	—	(58.4)

Net cash provided by (used in) financing activities	663.2	(256.8)	346.8	(273.0)	480.2

Investing activities:
Additions to property, plant and equipment	(27.0)	(91.9)	(18.6)	—	(137.5)
Acquisition of business, net of cash acquired	(398.5)	(68.1)	(288.9)	—	(755.5)
Intercompany investing activities, net	(282.4)	(1.0)	—	283.4	—
Other	(9.3)	—	19.2	—	9.9

Net cash used in investing activities	(717.2)	(161.0)	(288.3)	283.4	(883.1)

Effect of exchange rate changes on cash	—	—	(18.1)	—	(18.1)

Net increase in cash and cash equivalents	(250.8)	7.4	111.4	—	(132.0)
Cash and cash equivalents at beginning of year	537.9	13.8	275.7	—	827.4

Cash and cash equivalents at end of year	$287.1	$21.2	$387.1	$—	$695.4

The condensed consolidating statements of cash flows in the condensed consolidating financial data for 2011 and 2010, were revised to correct the classification of intercompany investing and financing activities. The Company has determined that the effects of the revisions, which do not reflect the revisions for the change in the guarantor subsidiaries, were not material to the related financial statements. The effects of the revisions on the previously reported amounts are as follows:

(in millions)	Parent	Guarantor	Non-Guarantor	Elimination	Consolidated
	Increase/(Decrease)
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities, net
2011	$7.1	$15.5	$—	$(22.6)	$—
2010	—	10.4	—	(10.4)	—
Net cash provided by (used in) financing activities					—
2011	(7.1)	(11.2)	—	18.3	—
2010	—	(9.4)	282.4	(273.0)	—
Net cash used in investing activities					—
2011	—	(4.3)	—	4.3	—
2010	—	(1.0)	(282.4)	283.4	—

The revisions also had no impact on the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of cash flows or consolidated statements of changes in stockholders’ equity for any of those periods. The revisions are fully reflected in the condensed consolidating financial data for 2012 and will have no impact on the consolidated financial statements as of and for the year ended December 31, 2012.

Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the consolidated accounts of the Company and have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

All significant intercompany transactions and balances have been eliminated upon consolidation. Unless otherwise indicated, references in the consolidated financial statements to 2012, 2011 and 2010 are to the Company’s calendar years ended December 31, 2012, 2011 and 2010, respectively.

Certain reclassifications have been made in the Company’s consolidated financial statements of prior years to conform to the current year presentation. These reclassifications have no impact on previously reported net income.

Supplemental Information

Supplemental Information

Stock-based compensation costs, which are included in selling, general and administrative expenses (“SG&A”), were $67.1, $23.8 and $24.3 for 2012, 2011 and 2010, respectively.

Interest expense is net of interest income of $6.7, $7.2 and $4.9 for 2012, 2011 and 2010, respectively.

Foreign Operations

Foreign Operations

The functional currency for most of the Company’s consolidated foreign operations is the local currency. Assets and liabilities are translated at year-end exchange rates, and income and expenses are translated at average exchange rates during the year. Net unrealized exchange adjustments arising on the translation of foreign currency financial statements are reported as cumulative translation adjustments within accumulated other comprehensive income. Foreign currency transaction gains and losses are included in the results of operation and are generally classified in SG&A. Foreign currency transaction gains/(losses) for 2012, 2011 and 2010, were $1.9, ($11.1) and $8.7, respectively.

The U.S. dollar is the functional currency for certain foreign subsidiaries that conduct their business primarily in U.S. dollars. As such, monetary items are translated at current exchange rates, and non-monetary items are translated at historical exchange rates.

Venezuela Operations

The Company’s subsidiaries operating in Venezuela are considered under GAAP to be operating in a highly inflationary economy. As such, the Company’s financial statements of its subsidiaries operating in Venezuela are remeasured as if their functional currency were the U.S. dollar and gains and losses resulting from the remeasurement of monetary assets and liabilities are reflected in current earnings. The financial statements of the Company’s subsidiaries operating in Venezuela are remeasured at and are reflected in the Company’s consolidated financial statements at the official exchange rate of 4.30 Bolivars per U.S. dollar, which is the Company’s expected settlement rate.

In January 2010, the Venezuelan government announced its intention to devalue its currency (Bolivar) relative to the U.S. dollar. The official exchange rate for non-essential goods moved to an official exchange rate of 4.30 Bolivars per U.S. dollar. As a result of the change in the official exchange rate, the results of operations for 2010 include a non-cash charge of approximately $14.0, primarily reflecting the write-down of monetary assets as of January 1, 2010. This charge is classified in SG&A.

In March 2010, the Securities and Exchange Commission (the “SEC”) provided guidance on certain exchange rate issues specific to Venezuela. This SEC guidance, in part, requires that any differences between the amounts reported for financial reporting purposes and actual U.S. dollar-denominated balances that may have existed prior to the application of the highly inflationary accounting requirements (effective January 1, 2010 for the Company) should be recognized in the income statement. As a result of applying this SEC guidance, the results of operations for 2010 include a non-cash charge of $56.6 classified in SG&A related to remeasuring U.S. dollar-denominated assets at the parallel exchange rate and subsequently translating at the official exchange rate. This SEC guidance was codified by the Financial Accounting Standards Board (the “FASB”) in May 2010, with the issuance of Accounting Standards Update (“ASU”) 2010-19.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires estimates and assumptions that affect amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates. Significant accounting estimates and assumptions are used for, but not limited to, the allowance for doubtful accounts; assets impairments; useful lives of tangible and intangible assets; pension and postretirement liabilities; tax valuation allowances and unrecognized tax benefits; reserves for sales returns and allowances; product warranty; product liability; excess and obsolete inventory valuation; stock-based compensation; and litigation and environmental liabilities. These accounting estimates may be adjusted or refined due to changes in the facts and circumstances supporting these accounting estimates. Such changes and refinements are reflected in the consolidated financial statements in the period in which they are made and, if material, their effects are disclosed in the consolidated financial statements.

Concentrations of Credit Risk

Concentrations of Credit Risk

Substantially all of the Company’s trade receivables are due from retailers and distributors located throughout Asia, Canada, Europe, Latin America and the United States. Approximately 20%, 20% and 21% of the Company’s consolidated net sales in 2012, 2011 and 2010, respectively, were to a single customer who purchased product from the all of the Company’s business segments.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

The Company provides credit, in the normal course of business, to its customers. The Company maintains an allowance for doubtful customer accounts for estimated losses that may result from the inability of the Company’s customers to make required payments. That estimate is based on a variety of factors, including historical collection experience, current economic and market conditions, and a review of the current status of each customer’s trade accounts receivable. The Company charges actual losses when incurred to this allowance.

Leasehold Improvements

Leasehold Improvements

Leasehold improvements are recorded at cost less accumulated amortization. Improvements are amortized over the shorter of the remaining lease term (and any renewal period if such a renewal is reasonably assured at inception) or the estimated useful lives of the assets.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Maintenance and repair costs are charged to expense as incurred, and expenditures that extend the useful lives of assets are capitalized. The Company reviews property, plant and equipment for impairment whenever events or circumstances indicate that carrying amounts may not be recoverable through future undiscounted cash flows. If the Company concludes that impairment exists, the carrying amount is reduced to fair value.

The Company provides for depreciation primarily using the straight-line method in amounts that allocate the cost of property, plant and equipment over the following ranges of useful lives:

Buildings and improvements	5 to 45 years
Machinery, equipment and tooling (includes capitalized software)	3 to 25 years
Furniture and fixtures	3 to 10 years

Land is not depreciated.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill and certain intangibles (primarily trademarks and tradenames) are not amortized; however, they are subject to evaluation for impairment using a fair value based test. This evaluation is performed annually, during the fourth quarter or more frequently if facts and circumstances warrant. In 2011, the Company adopted authoritative accounting guidance that allows a company to use a qualitative approach to test goodwill for impairment by first assessing qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company applied this qualitative approach to select reporting units. For other reporting units, the Company proceeded directly to the first step of goodwill impairment testing. The first step in the goodwill impairment test involves comparing the fair value of each of its reporting units to the carrying value of those reporting units. If the carrying value of a reporting unit exceeds the fair value of the reporting unit, the Company is required to proceed to the second step. In the second step, the fair value of the reporting unit would be allocated to the assets (including unrecognized intangibles) and liabilities of the reporting unit, with any residual representing the implied fair value of goodwill. An impairment loss would be recognized if, and to the extent that, the carrying value of goodwill exceeded the implied value (see Note 6). In 2012, the Company adopted authoritative accounting guidance that allows a company to use a qualitative approach to test indefinite-lived intangible assets for impairment by first assessing qualitative factors to determine whether it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform quantitative impairment testing. The Company applied this qualitative approach to select indefinite-lived intangible assets. For other indefinite-lived intangible assets, the Company proceeded directly to quantitative impairment testing. The Company reviews amortizable intangible assets for impairment whenever events or circumstances indicate that carrying amounts may not be recoverable through future undiscounted cash flows. If the Company concludes that impairment exists, the carrying amount is reduced to fair value.

Amortization

Amortization

Deferred debt issue costs are amortized over the term of the related debt. Identifiable intangible assets are recognized apart from goodwill and are amortized over their estimated, useful lives, except for identifiable intangible assets with indefinite lives, which are not amortized.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues at the time of product shipment or delivery, depending upon when title and risk of loss passes, to unaffiliated customers, and when all of the following have occurred: a firm sales agreement is in place, pricing is fixed or determinable and collection is reasonably assured and title and risk of loss has passed. Revenue is recognized as the net amount estimated to be received after deducting estimated amounts for product returns, discounts and allowances. The Company estimates future product returns, discounts and allowances based upon historical return rates and its reasonable judgment.

Cost of Sales	Cost of Sales The Company’s cost of sales includes the costs of raw materials and finished goods purchases, manufacturing costs and warehouse and distribution costs.
Advertising Costs

Advertising Costs

Advertising costs consist primarily of ad demo, media placement and promotions, and are expensed as incurred. The amounts charged to advertising and included in SG&A in the consolidated statements of operations for 2012, 2011 and 2010 were $156, $143 and $129, respectively.

Product Liability Reserves

Product Liability Reserves

The Company has a self-insurance program for product liability that includes reserves for self-retained losses and certain excess and aggregate risk transfer insurance. The estimated product liability reserve incorporates historical loss experience combined with actuarial evaluation methods, review of significant individual files and the application of risk transfer programs. The Company’s actuarial evaluation methods considers claims incurred but not reported when determining the product liability reserve.

Product Warranty Costs

Product Warranty Costs

The Company recognizes warranty costs based on an estimate of amounts required to meet future warranty obligations arising as a cost of the sale of its products. The Company accrues an estimated liability at the time of a product sale based on historical claim rates applied to current period sales, as well as any information applicable to current product sales that may indicate a deviation from such historical claim rate trends. Warranty reserves are included within “Other current liabilities” and “Other non-current liabilities” in the Company’s consolidated balance sheets.

Sales Incentives and Trade Promotion Allowances

Sales Incentives and Trade Promotion Allowances

The Company offers various sales incentives and trade promotional programs to its reseller customers from time to time in the normal course of business. These incentives and trade promotions typically include arrangements known as slotting fees, cooperative advertising and buydowns. These arrangements are recorded as a reduction to net sales in the Company’s consolidated statements of operations.

Income Taxes

Income Taxes

Deferred taxes are provided for differences between the financial statement and tax basis of assets and liabilities using enacted tax rates. The Company established a valuation allowance against a portion of the net tax benefit associated with all carryforwards and temporary differences in a prior year, as it was more likely than not that these would not be fully utilized in the available carryforward period. A portion of this valuation allowance remained as of December 31, 2012 and 2011 (see Note 12).

The Company recognizes tax benefits for certain tax positions based upon judgments as to whether it is more likely than not that a tax position will be sustained upon examination. The measurement of tax positions that meet the more-likely-than-not recognition threshold are based in part on estimates and assumptions as to be the probability of an outcome, along with estimated amounts to be realized upon any settlement.

Components of accumulated other comprehensive income (loss) (“AOCI”) are presented net of tax at the applicable statutory rates and are primarily generated domestically.

Disclosures about Fair Value of Financial Instruments and Credit Risk

Disclosures about Fair Value of Financial Instruments and Credit Risk

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair market values due to the short-term maturities of these instruments. The fair market value (Level 1 measurement) of the Company’s senior notes and senior subordinated Notes are based upon quoted market prices. The fair market value (Level 2 measurement) of the Company’s other long-term debt is estimated using interest rates currently available to the Company for debt with similar terms and maturities (see Note 9).

Unless otherwise disclosed in the notes to the consolidated financial statements, the estimated fair value of financial assets and liabilities approximates carrying value.

Financial instruments that potentially subject the Company to credit risk consist primarily of trade receivables and interest-bearing investments. Trade receivable credit risk is limited due to the diversity of the Company’s customers and the Company’s ongoing credit review procedures. Collateral for trade receivables is generally not required. The Company places its interest-bearing cash equivalents with major financial institutions.

The Company is exposed to credit loss in the event of non-performance by the counterparties to its derivative financial instruments, all of which are highly rated financial institutions; however, the Company does not anticipate non-performance by such counterparties.

Derivative Financial Instruments

Derivative Financial Instruments

The Company manages its fixed and floating rate debt mix using interest rate swaps. The Company uses fixed and floating rate swaps to alter its exposure to the impact of changing interest rates on its consolidated results of operations and future cash outflows for interest. Floating rate swaps are used, depending on market conditions, to convert the fixed rates of long-term debt into short-term variable rates. Fixed rate swaps are used to reduce the Company’s risk of the possibility of increased interest costs. Interest rate swap contracts are therefore used by the Company to separate interest rate risk management from the debt funding decision.

The Company uses forward foreign currency contracts (“foreign currency contracts”) to mitigate the foreign currency exchange rate exposure on the cash flows related to forecasted inventory purchases and sales. The derivatives used to hedge these forecasted transactions that meet the criteria for hedge accounting are accounted for as cash flow hedges. The effective portion of the gains or losses on these derivatives are deferred as a component of AOCI and are recognized in earnings at the same time that the hedged item affects earnings and are included in the same caption in the statement of operations as the underlying hedged item.

The Company enters into commodity-based derivatives in order to mitigate the impact that the rising price of these commodities has on the cost of certain of the Company’s raw materials. These derivatives provide the Company with maximum cost certainty, and in certain instances allow the Company to benefit should the cost of the commodity fall below certain dollar levels.

Fair Value Measurements

Fair Value Measurements

GAAP defines three levels of inputs that may be used to measure fair value and requires that the assets or liabilities carried at fair value be disclosed by the input level under which they were valued. The input levels are defined as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than defined in Level 1, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are not corroborated by observable market data.

The following table summarizes assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$1.9	$—	$1.9
Liabilities	—	(10.4)	—	(10.4)
Available-for-sale securities	—	20.0	—	20.0

	2011
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$4.4	$—	$4.4
Liabilities	—	(8.6)	—	(8.6)
Available-for-sale securities	—	19.5	—	19.5

Derivative assets and liabilities relate to interest rate swaps, foreign currency contracts and commodity contracts. Fair values are determined by the Company using market prices obtained from independent brokers or determined using valuation models that use as their basis readily observable market data that is actively quoted and can be validated through external sources, including independent pricing services, brokers and market transactions. Available-for-sale securities are valued based on quoted market prices.

The following table summarizes the assets that are measured at Level 3 fair value on a non-recurring basis at December 31, 2011:

(in millions)	2011
Goodwill	$74.0
Intangible assets	2.1

At December 31, 2011, goodwill of certain reporting units and certain intangible assets are recorded at fair value based upon the Company’s impairment testing and as circumstances require.

The Company’s goodwill and indefinite-lived intangibles are fair valued using discounted cash flows and market multiple methods. Goodwill impairment testing requires significant use of judgment and assumptions including the identification of reporting units; the assignment of assets and liabilities to reporting units; and the estimation of future cash flows, business growth rates, terminal values and discount rates. The testing of indefinite-lived intangibles under established guidelines for impairment also requires significant use of judgment and assumptions, such as the estimation of cash flow projections, terminal values and discount rates.

Stock-Based Compensation

Stock-Based Compensation

The Company estimates the fair value of share-based awards on the date of grant, which is generally the date the award is approved by the Board of Directors of the Company (the “Board”) or committee thereof. The fair value of stock options is determined using the Black-Scholes option-pricing model. The fair value of the market-based restricted stock awards is determined using a Monte Carlo simulation embedded in a lattice model, and for all other restricted stock awards, based on the closing price of the Company’s common stock on the date of grant. The determination of the fair value of the Company’s stock option awards and restricted stock awards is based on a variety of factors including, but not limited to, the Company’s common stock price, expected stock price volatility over the expected life of awards, and actual and projected exercise behavior (see Note 13). Additionally, the Company has estimated forfeitures for share-based awards at the dates of grant based on historical experience. The forfeiture estimate is revised as necessary if actual forfeitures differ from these estimates.

The Company issues restricted share awards whose restrictions lapse upon either the passage of time (service vesting), achieving performance targets, attaining Company common stock price thresholds, or some combination of these restrictions. For those restricted share awards with only service conditions, the Company recognizes compensation cost on a straight-line basis over the explicit service period. For those restricted share awards with market conditions, the Company recognizes compensation cost on a straight-line basis over the derived service period unless the market condition is satisfied prior to the end of the derived service period. For performance only awards, the Company recognizes compensation cost on a straight-line basis over the implicit service period which represents the Company’s best estimates for when the target will be achieved. If it becomes apparent that the original service periods are no longer accurate, the remaining unrecognized compensation cost will be recognized over the revised remaining service periods. For restricted share awards that contain both service and market or performance vesting conditions, compensation cost is recognized over the shorter of the two conditions if only one of the conditions must be met or the longer of the two conditions if both conditions must be met.

For restricted awards that contain performance or market vesting conditions, the Company excludes these awards from diluted earnings per share computations until the end of the reporting period that the contingency is met.

Pension and Postretirement Benefit Plans

Pension and Postretirement Benefit Plans

The Company records annual amounts relating to its pension and postretirement benefit plans based on calculations which include various actuarial assumptions, including discount rates, assumed rates of return, compensation increases, turnover rates and healthcare cost trend rates. The Company reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is deemed appropriate to do so. The effect of modifications is generally recorded or amortized over future service periods. The assumptions utilized in recording its obligations under its pension and postretirement benefit plans are based on its experience, market conditions and input from its actuaries and investment advisors.

Reorganization Costs

Reorganization Costs

Reorganization costs include costs associated with exit or disposal activities, including costs for employee and lease terminations, facility closings or other exit activities. Additionally, these costs may also include expenses directly related to integrating and reorganizing acquired businesses and include items such as employee retention costs, recruiting costs, asset impairments, certain moving costs and certain duplicative costs during integration.

Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Useful Lives of Property Plant and Equipment

The Company provides for depreciation primarily using the straight-line method in amounts that allocate the cost of property, plant and equipment over the following ranges of useful lives:

Buildings and improvements	5 to 45 years
Machinery, equipment and tooling (includes capitalized software)	3 to 25 years
Furniture and fixtures	3 to 10 years

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$1.9	$—	$1.9
Liabilities	—	(10.4)	—	(10.4)
Available-for-sale securities	—	20.0	—	20.0

	2011
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$4.4	$—	$4.4
Liabilities	—	(8.6)	—	(8.6)
Available-for-sale securities	—	19.5	—	19.5

Assets Measured at Level Three Fair Value on Non-recurring Basis	The following table summarizes the assets that are measured at Level 3 fair value on a non-recurring basis at December 31, 2011:

(in millions)	2011
Goodwill	$74.0
Intangible assets	2.1

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories

Inventories are stated at the lower-of-cost-or-market with cost being determined principally by the first-in, first-out method, and are comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Raw materials and supplies	$222.4	$219.4
Work-in-process	83.3	89.6
Finished goods	1,004.6	965.4

Total	$1,310.3	$1,274.4

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Net

Property, plant and equipment, net, is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Land	$55.6	$47.2
Buildings	354.1	286.7
Machinery and equipment	1,137.2	1,032.4

	1,546.9	1,366.3
Less: Accumulated depreciation	(868.3)	(750.4)

Total	$678.6	$615.9

Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill Activity

Goodwill activity for 2012 and 2011 is as follows:

					December 31, 2012
(in millions)	Net Book Value at December 31, 2011	Additions	Impairment Charge	Foreign Exchange and Other Adjustments	Gross Carrying Amount	Accumulated Impairment Charges	Net Book Value
Goodwill
Outdoor Solutions	$687.7	$35.9	$—	$(0.5)	$741.6	$(18.5)	$723.1
Consumer Solutions	492.3	32.4	—	2.4	527.1	—	527.1
Branded Consumables	515.6	35.6	—	0.9	775.3	(223.2)	552.1
Process Solutions	21.5	0.2	—	—	21.7	—	21.7

	$1,717.1	$104.1	$—	$2.8	$2,065.7	$(241.7)	$1,824.0

					December 31, 2011
(in millions)	Net Book Value at December 31, 2010	Additions	Impairment Charge	Foreign Exchange and Other Adjustments	Gross Carrying Amount	Accumulated Impairment Charges	Net Book Value
Goodwill
Outdoor Solutions	$684.0	$3.6	$—	$0.1	$706.2	$(18.5)	$687.7
Consumer Solutions	492.6	—	—	(0.3)	492.3	—	492.3
Branded Consumables(a)	554.3	4.6	(41.9)	(1.4)	741.4	(225.8)	515.6
Process Solutions	21.5	—	—	—	21.5	—	21.5

	$1,752.4	$8.2	$(41.9)	$(1.6)	$1,961.4	$(244.3)	$1,717.1

(a)	In the fourth quarter of 2011, the Company’s annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company’s Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.

Intangibles Activity

Intangibles activity for 2012 and 2011 is as follows:

(in millions)	Gross Carrying Amount at December 31, 2011	Additions	Impairment Charge	Accumulated Amortization and Foreign Exchange	Net Book Value at December 31, 2012	Amortization Periods (years)
Intangibles
Patents	$7.5	$1.8	$—	$(2.9)	$6.4	12-30
Manufacturing process and expertise	42.1	2.1	—	(38.5)	5.7	3-7
Brand names	18.3	—	—	(5.9)	12.4	4-20
Customer relationships and distributor channels	253.6	54.2	—	(54.3)	253.5	10-35
Trademarks and tradenames	922.0	58.9	—	(2.2)	978.7	indefinite

	$1,243.5	$117.0	$—	$(103.8)	$1,256.7

(in millions)	Gross Carrying Amount at December 31, 2010	Additions	Impairment Charge	Accumulated Amortization and Foreign Exchange	Net Book Value at December 31, 2011	Amortization Periods (years)
Intangibles
Patents	$7.2	$0.3	$—	$(2.2)	$5.3	12-30
Non-compete agreements	3.7	—	—	(3.7)	—	1-5
Manufacturing process and expertise	42.1	—	—	(34.4)	7.7	3-7
Brand names	18.3	—	—	(3.8)	14.5	4-20
Customer relationships and distributor channels	253.6	—	—	(42.7)	210.9	10-35
Trademarks and tradenames	925.4	—	(1.5)	(5.8)	918.1	indefinite

	$1,250.3	$0.3	$(1.5)	$(92.6)	$1,156.5

Impairment of Intangible Assets by Reporting Segments

Impairment charges for 2011 and 2010 were allocated to the Company’s reporting segments as follows:

(in millions)	2011	2010
Impairment of intangibles
Outdoor Solutions	$—	$0.7
Consumer Solutions	—	0.7
Branded Consumables	1.5	1.0

	$1.5	$2.4

Estimated Future Amortization Expense Related to Amortizable Intangible Assets

The estimated future amortization expense related to amortizable intangible assets at December 31, 2012 is as follows:

Years Ending December 31,	Amount
(in millions)
2013	$19.8
2014	17.1
2015	16.6
2016	16.2
2017	15.6
Thereafter	192.7

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

Other current liabilities are comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Cooperative advertising, customer rebates and allowances	$92.9	$87.4
Warranty and product liability reserves	108.3	97.3
Accrued environmental and other litigation	22.3	20.5
Other	197.5	228.3

Total	$421.0	$433.5

Warranty Reserve (Tables)	12 Months Ended
Dec. 31, 2012
Warranty Reserve Activity

Warranty reserve activity for 2012 and 2011 is as follows:

(in millions)	2012	2011
Warranty reserve at January 1,	$84.8	$86.0
Provision for warranties issued	150.7	145.5
Warranty claims paid	(146.2)	(146.5)
Acquisitions and other adjustments	7.8	(0.2)

Warranty reserve at December 31,	$97.1	$84.8

Allocation in the consolidated balance sheets:
Other current liabilities	$85.9	$74.3
Other non-current liabilities	11.2	10.5

Total	$97.1	$84.8

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt

Debt is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Senior Secured Credit Facility Term Loans	$1,235.5	$1,001.6
8% Senior Notes due 2016(a)	295.7	294.6
6 1/8% Senior Notes due 2022(a)	300.0	300.0
7 1/2% Senior Subordinated Notes due 2017(b)	655.3	656.5
7 1/2% Senior Subordinated Notes due 2020(b)	468.4	464.0
1 7/8% Senior Subordinated Convertible Notes due 2018	420.9	—
Securitization Facility	383.8	300.0
Revolving Credit Facility	—	—
2% Subordinated Note due 2012	—	99.7
Non-U.S. borrowings	31.8	35.6
Other	6.7	7.4

Total debt	3,798.1	3,159.4

Less: current portion	(504.7)	(269.3)

Total long-term debt	$3,293.4	$2,890.1

(a)	Collectively, the “Senior Notes.”
(b)	Collectively, the “Senior Subordinated Notes.”

Debt Maturities

The Company’s debt maturities for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$504.7
2014	146.9
2015	297.6
2016	392.2
2017	657.1
Thereafter	1,899.0

Total principal payments	3,897.5
Net discount and other	(99.4)

Total	$3,798.1

Fair Market Value of Total Debt	At December 31, 2012 and 2011, the approximate fair market value of total debt is as follows:

(in millions)	2012	2011
Level 1	1,895	1,801
Level 2	2,076	1,444

Total	$3,971	$3,245

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Financial Instruments

At December 31, 2012 and 2011, the fair value of derivative financial instruments is as follows:

	2012		2011
	Fair Value of Derivatives		Fair Value of Derivatives		Weighted Average Remaining Term (years)
(in millions)	Asset (a)	Liability (a)	Asset (a)	Liability (a)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$—	$12.4	$—	$8.4	2.1
Foreign currency contracts	9.0	4.2	12.2	8.1	0.6

Subtotal	9.0	16.6	12.2	16.5

Derivatives not designated as effective hedges:
Foreign currency contracts	1.2	2.0	1.1	1.7	0.6
Commodity contracts	0.1	0.2	1.0	0.3	0.6

Subtotal	1.3	2.2	2.1	2.0

Total	$10.3	$18.8	$14.3	$18.5

(a)	Consolidated balance sheet location:

Asset:	Other non-current assets
Liability:	Other non-current liabilities

Gain and Loss Activity Related to Derivative Financial Instruments Designated as Effective Hedges

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments designated as effective hedges:

	2012			2011			2010
	Gain/(Loss)			Gain/(Loss)			Gain/(Loss)
(in millions)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$(3.8)	$—	$—	$(3.1)	$—	$—	$9.9	$1.9	$—
Foreign currency contracts	6.6	5.9	(5.4)	2.5	(19.6)	(1.3)	(14.4)	(10.2)	(2.7)

Total	$2.8	$5.9	$(5.4)	$(0.6)	$(19.6)	$(1.3)	$(4.5)	$(8.3)	$(2.7)

Location of gain/(loss) in the consolidated results of operations:
Net sales		$(1.8)	$—		$(1.0)	$—		$(0.7)	$—
Cost of sales		7.7	—		(18.6)	—		(9.5)	—
SG&A		—	(5.4)		—	(1.3)		—	(2.7)
Interest expense		—	—		—	—		1.9	—

Total		$5.9	$(5.4)		$(19.6)	$(1.3)		$(8.3)	$(2.7)

(a)	Represents effective portion recognized in Other Comprehensive Income (“OCI”).
(b)	Represents portion excluded from effectiveness testing.

Gain and Loss Activity Related to Derivative Financial Instruments Not Designated as Effective Hedges

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments not designated as effective hedges:

	Gain/(Loss) Recognized in Income (a)
(in millions)	2012	2011	2010
Derivatives not designated as effective hedges:
Cash flow derivatives:
Interest rate swaps	$—	$(1.0)	$0.9
Foreign currency contracts	(5.7)	(0.3)	(10.5)
Commodity contracts	(0.4)	0.1	1.6

Subtotal	(6.1)	(1.2)	(8.0)

Fair value derivatives:
Interest rate swaps	—	0.5	18.6

Total	$(6.1)	$(0.7)	$10.6

(a)	Classified in SG&A

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Commitments

Operating lease commitments for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$75.2
2014	64.6
2015	54.2
2016	39.5
2017	29.9
Thereafter	65.4

Total	$328.8

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes Attributable to Continuing Operations

The components of the provision for income taxes attributable to continuing operations for 2012, 2011 and 2010 are as follows:

(in millions)	2012	2011	2010
Current income tax expense:
U.S. federal	$52.9	$1.4	$2.9
Foreign	67.3	86.4	71.8
State and local	7.7	5.0	2.9

Total	127.9	92.8	77.6

Deferred income tax expense (benefit):
U.S. federal	26.8	55.5	57.3
Foreign	(2.6)	(25.3)	(14.6)
State, local and other, net of federal tax benefit	(4.5)	2.7	2.5

Total	19.7	32.9	45.2

Total income tax provision	$147.6	$125.7	$122.8

Difference between Federal Statutory Income Tax Rate and Reported Income Tax Rate

The difference between the federal statutory income tax rate and the Company’s reported income tax rate as a percentage of income from operations for 2012, 2011 and 2010 is reconciled as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in rates resulting from:
State and local taxes, net	0.7	1.6	1.8
Foreign rate differences	(2.8)	(3.1)	(3.8)
Non-deductible compensation	0.5	1.0	3.5
Foreign earnings not permanently reinvested	2.3	3.4	6.8
Tax settlements and related adjustments	0.6	—	—
Goodwill impairment	—	3.4	—
Valuation allowance	0.4	(2.3)	(0.3)
Venezuela devaluation and inflationary adjustments and tax exempt income	(1.6)	(1.5)	5.9
Foreign dividends	1.2	1.3	0.9
Non-deductible transaction costs	0.2	—	3.1
Other	1.2	(0.8)	0.6

Reported income tax rate	37.7%	38.0%	53.5%

Deferred Tax Assets Liabilities

Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

(in millions)	2012	2011
Intangibles	$(389.4)	$(370.8)
Goodwill	(121.1)	(110.1)
Financial reporting amount of a subsidiary in excess of tax basis	(70.8)	(71.6)
Foreign earnings not permanently reinvested	(47.3)	(45.6)
Property and equipment	(6.2)	(13.4)
Other	(6.5)	(6.9)

Gross deferred tax liabilities	(641.3)	(618.4)

Net operating loss	40.1	40.0
Accounts receivable allowances	12.0	13.3
Inventory valuation	53.8	56.7
Pension and postretirement	35.6	41.5
Stock-based compensation	21.6	17.9
Other compensation and benefits	19.0	21.2
Operating reserves	59.2	60.6
Other	49.1	79.9

Gross deferred tax assets	290.4	331.1

Valuation allowance	(28.1)	(26.9)

Net deferred tax liability	$(379.0)	(314.2)

Activity Related to Unrecognized Tax Benefit

The following table sets forth the details and the activity related to unrecognized tax benefit as of and for the years ended December 31, 2012 and 2011:

(in millions)	2012	2011
Unrecognized tax benefits, January 1,	$57.8	$55.7
Increases (decreases):
Acquisitions	0.6	—
Tax positions taken during the current period	18.7	3.4
Tax positions taken during a prior period	—	(0.1)
Settlements with taxing authorities	(3.8)	(0.2)
Other	1.8	(1.0)

Unrecognized tax benefits, December 31,	$75.1	$57.8

Stockholders' Equity and Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of the Company’s stock option activity in 2012 is as follows:

	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Total Intrinsic Value (in millions)
Options outstanding, beginning of year	2,239.2	$15.73
Granted	—	—
Exercised	(1,643.4)	16.10
Cancelled	(10.5)	18.65

Options outstanding, end of year(a)	585.3	$14.62	2.7	$11.6

Options exercisable, end of year		$14.35	2.7	$11.4

(a) - Approximates the options vested and expected to vest

Weighted Average Per Share Grant Date Fair Value of Options Granted and Total Intrinsic Value of Options Exercised

The weighted average per share grant date fair value of options granted and the total intrinsic value of options exercised for 2012, 2011 and 2010 are as follows:

	Weighted Average Per Share Grant Date Fair Value	Total Intrinsic Value of Options Exercised (in millions)
2012	$—	$16.5
2011	—	18.4
2010	11.26	9.4

Summary of Restricted Share Activity

A summary of the Company’s restricted share activity for 2012 is as follows:

Shares (in thousands)
Outstanding as of December 31, 2011	5,959.1
Granted	1,642.5
Released/Vested	(2,556.0)
Cancelled	(60.5)

Outstanding as of December 31, 2012	4,985.1

Total Fair Value of Restricted Shares Granted and Vested

The total fair value of restricted shares granted and total fair value of restricted shares vested for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Total fair value of restricted shares granted	$43.2	$36.0	$73.9
Total fair value of restricted shares vested	49.6	14.5	19.5

Stock Option
Assumptions Used to Determine Weighted Average Grant Date Fair Value

The weighted average assumptions used to determine the fair value of options granted in 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Expected volatility	—	—	60.7%
Risk-free interest rates	—	—	2.3%
Expected life (in years)	—	—	4.5

Restricted Shares With Common Stock Price Thresholds
Assumptions Used to Determine Weighted Average Grant Date Fair Value

For those restricted awards with common stock price thresholds, the weighted average grant date fair values of these awards were $18.98, $19.67 and $20.48 for 2012, 2011 and 2010, respectively, based on the following assumptions:

	2012	2011	2010
Expected volatility	45.8%	44.0%	49.4%
Risk-free interest rates	0.9%	2.2%	2.6%
Derived service periods (in years)	0.2	0.2	0.1

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computations of Weighted Average Shares Outstanding

A computation of the weighted average shares outstanding for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Weighted average shares outstanding:
Basic	117.4	132.1	133.5
Dilutive share-based awards	0.8	0.8	1.2

Diluted	118.2	132.9	134.7

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Components of Net Periodic Pension and Postretirement Benefit Expense

The components of net periodic pension and postretirement benefit expense for 2012, 2011 and 2010 are as follows:

	Pension Benefits
	2012			2011			2010
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Service cost	$0.2	$1.9	$2.1	$0.2	$1.9	$2.1	$0.2	$1.6	$1.8
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	17.6	2.5	20.1
Expected return on plan assets	(16.3)	(1.4)	(17.7)	(15.6)	(1.4)	(17.0)	(13.6)	(1.2)	(14.8)
Amortization:
Net actuarial loss	7.1	0.2	7.3	3.2	—	3.2	3.3	—	3.3

Net periodic cost	5.5	3.3	8.8	3.7	3.3	7.0	7.5	2.9	10.4
Curtailments and settlements	—	—	—	1.6	—	1.6	1.9	(0.1)	1.8

Total expense	$5.5	$3.3	$8.8	$5.3	$3.3	$8.6	$9.4	$2.8	$12.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.50%	4.30%	4.47%	5.25%	4.78%	5.18%	5.79%	5.12%	5.69%
Expected return on plan assets	8.00%	4.53%	7.60%	8.00%	4.83%	7.63%	8.21%	5.16%	7.87%
Rate of compensation increase	—	2.51%	2.51%	—	2.98%	2.98%	—	2.98%	2.98%

	Postretirement Benefits
(in millions)	2012	2011	2010
Service cost	$0.1	$0.3	$0.3
Interest cost	0.3	0.7	0.7
Amortization:
Prior service benefit	(0.4)	(0.8)	(0.8)
Net actuarial gain	(0.1)	(0.1)	—

Net periodic cost (credit)	(0.1)	0.1	0.2
Curtailments and settlements	—	(7.3)	—

Total expense (credit)	$(0.1)	$(7.2)	$0.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.40%	5.50%	5.96%

Amount of Accumulated Other Comprehensive Income Expected To Be Recognized In Net Periodic Benefit Cost

The amount of AOCI expected to be recognized in net periodic benefit cost for the year ending December 31, 2013 is as follows:

	Pension Benefits
(in millions)	Domestic	Foreign	Total	Postretirement
Prior service cost (credit)	$—	$(0.1)	$(0.1)	$0.4
Net actuarial loss (gain)	(7.4)	(0.4)	(7.8)	0.1

	$(7.4)	$(0.5)	$(7.9)	$0.5

Reconciliation of Benefit Obligation Plan Assets and Funded Status of Pension and Postretirement Plans

The following table provides a reconciliation of the benefit obligation, plan assets and the funded status of the pension and postretirement plans as of December 31, 2012 and 2011:

	Pension Benefits						Postretirement Benefits
	2012			2011			2012	2011
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Change in benefit obligation:
Benefit obligation at beginning of year	$334.3	$60.9	$395.2	$313.1	$58.3	$371.4	$7.8	$15.3
Acquisitions	—	—	—	—	—	—	—	—
Service cost	0.2	1.9	2.1	0.2	1.9	2.1	0.1	0.3
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	0.3	0.7
Curtailments and settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Amendments	—	0.3	0.3	—	—	—	—	(8.1)
Actuarial loss (gain)	21.1	8.6	29.7	27.8	2.7	30.5	(0.3)	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	0.9	0.9	—	(1.5)	(1.5)	—	—

Benefit obligation at end of year(a)	348.4	71.6	420.0	334.3	60.9	395.2	7.6	7.8

Change in plan assets:
Fair value of plan assets at beginning of year	$234.6	$30.2	$264.8	$221.6	$29.3	$250.9	$—	$—
Acquisitions	—	—	—	—	—	—	—	—
Actual return on plan assets	27.7	1.5	29.2	9.5	1.3	10.8	—	—
Company contributions	15.9	4.3	20.2	26.2	3.8	30.0	0.3	0.4
Settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	1.1	1.1	—	(0.9)	(0.9)	—	—

Fair value of plan assets at end of year	256.5	33.5	290.0	234.6	30.2	264.8	—	—

Net (liability) recognized in the consolidated balance sheet	$(91.9)	$(38.1)	$(130.0)	$(99.7)	$(30.7)	$(130.4)	$(7.6)	$(7.8)

Assumptions
Weighted average assumption used to calculate benefit obligation:
Discount rate	3.95%	3.34%	3.85%	4.50%	4.30%	4.47%	3.90%	4.40%
Rate of compensation increase	—	2.56%	2.56%	—	2.51%	2.51%	—	—
Healthcare cost trend rate:
Current:
Pre-Age 65	—	—	—	—	—	—	6.75%	7.00%
Post-Age 65	—	—	—	—	—	—	6.75%	7.00%
Ultimate	—	—	—	—	—	—	4.50%	4.50%

(a)	The accumulated benefit obligation for all defined benefit pension plans was $414 and $390 at December 31, 2012 and 2011, respectively.

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the Company’s consolidated balance sheets at December 31, 2012 and 2011 consist of:

	Pension Benefits		Postretirement Benefits
(in millions)	2012	2011	2012	2011
Other assets	$2.3	$2.4	$—	$—
Accrued benefit cost	(132.3)	(132.8)	(7.6)	(7.8)

Net amount recognized	$(130.0)	$(130.4)	$(7.6)	$(7.8)

Summary of Under-Funded or Non-Funded Pension Benefit Plans with Projected Benefit Obligation In Excess of Plan Assets

Summary of under-funded or non-funded pension benefit plans with projected benefit obligation in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Projected benefit obligation	$408.6	$383.5
Fair value of plan assets	276.3	250.7

Summary of Pension Plans with Accumulated Benefit Obligations In Excess of Plan Assets

Summary of pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Accumulated benefit obligation	$400.0	$379.3
Fair value of plan assets	272.8	250.7

Activity for Level Three Pension Plan Assets

The activity for Level 3 pension plan assets for 2012 and 2011 is as follows:

	Level 3 Pension Plan Assets
(in millions)	Domestic Plans	Foreign Plans
Balance, December 31, 2010	$15.0	$15.3
Actual return on plan assets:
Relating to assets held at year-end	(0.2)	0.5
Purchases, sales, settlements and other, net	8.3	(0.5)
Transfers in/(out)	(9.8)	—

Balance, December 31, 2011	$13.3	$15.3
Actual return on plan assets:
Relating to assets held at year-end	1.3	0.6
Relating to assets sold during the period	(0.3)	—
Purchases, sales, settlements and other, net	(0.2)	0.3

Balance, December 31, 2012	$14.1	$16.2

Expected Benefit Payments for Pension and Postretirement Plans

Information about the expected benefit payments for the Company’s pension and postretirement plans are as follows:

Years Ending December 31,	Pension Plans	Postretirement Plans
	(in millions)
2013	$27.8	$0.6
2014	25.9	0.5
2015	24.3	0.5
2016	24.6	0.5
2017	24.5	0.5
Next 5 years	127.4	2.4

Pension Benefits, Foreign
Composition of Pension Plan Assets

The composition of foreign pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.9	$—	$—	$5.9
Fixed income securities and funds	10.4	—	—	10.4
Cash and other	1.0	—	16.2	17.2

Total	$17.3	$—	$16.2	$33.5

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.1	$—	$—	$5.1
Fixed income securities and funds	8.9	—	—	8.9
Cash and other	0.9	—	15.3	16.2

Total	$14.9	$—	$15.3	$30.2

Pension Benefits, Domestic
Composition of Pension Plan Assets

The composition of domestic pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$10.5	$33.7	$—	$44.2
International	—	48.6	—	48.6
Fixed income securities and funds:
Investment-grade	62.4	—	—	62.4
High-yield	—	14.0	—	14.0
Alternative investments	26.0	45.2	12.9	84.1
Cash and other	2.0	—	1.2	3.2

Total	$100.9	$141.5	$14.1	$256.5

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$7.3	$31.7	$—	$39.0
International	—	41.2	—	41.2
Fixed income securities and funds:
Investment-grade	60.7	—	—	60.7
High-yield	—	12.3	—	12.3
Alternative investments	22.5	42.8	12.0	77.3
Cash and other	2.8	—	1.3	4.1

Total	$93.3	$128.0	$13.3	$234.6

Reorganization Costs (Tables)	12 Months Ended
Dec. 31, 2012
Reorganization Costs

The Company did not incur any reorganization costs in 2010. Reorganization costs for 2012 and 2011 are as follows:

	2012
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$2.4	$10.2	$12.6
Consumer Solutions	12.0	2.1	14.1
Branded Consumables	0.4	—	0.4

Total	$14.8	$12.3	$27.1

	2011
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$5.6	$7.9	$13.5
Consumer Solutions	—	2.1	2.1
Branded Consumables	3.4	3.0	6.4
Process Solutions	1.0	0.4	1.4

Total	$10.0	$13.4	$23.4

Accrued Reorganization Costs Activity

Accrued reorganization costs activity for 2012 and 2011 are as follows:

(in millions)	Accrual Balance at December 31, 2011	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2012
Severance and other employee-related(a)	$7.3	$14.8	$(9.2)	$—	$12.9
Other costs(b)	9.9	12.3	(9.3)	(0.1)	12.8

Total	$17.2	$27.1	$(18.5)	$(0.1)	$25.7

(in millions)	Accrual Balance at December 31, 2010	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2011
Severance and other employee-related(a)	$0.5	$10.0	$(3.0)	$(0.2)	$7.3
Other costs(b)	9.5	13.4	(12.7)	(0.3)	9.9

Total	$10.0	$23.4	$(15.7)	$(0.5)	$17.2

(a)	For 2012 and 2011, the total headcount underlying these costs is approximately 2,460 and 330, respectively. At December 31, 2012, approximately 2,200 employees have not been terminated under the plans. The amounts accrued at December 31, 2012 for severance and other employee-related are expected to be paid through 2014.
(b)	Amounts accrued at December 31, 2012 for other costs (principally lease and contract termination costs) are expected to be paid through 2015.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information

Segment information as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,692.9	$1,940.9	$1,753.1	$377.1	$(67.9)	$6,696.1	$—	$6,696.1

Segment earnings (loss)	325.2	285.9	259.2	47.1	—	917.4	(103.6)	813.8
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	(2.8)	(3.2)	—	—	—	(6.0)	—	(6.0)
Reorganization costs	(12.6)	(14.1)	(0.4)	—	—	(27.1)	—	(27.1)
Acquisition-related and other costs	(3.9)	(1.6)	(3.8)	—	—	(9.3)	(8.2)	(17.5)
Other(a)	—	—	—	—	—	—	(33.6)	(33.6)
Depreciation and amortization	(55.2)	(34.7)	(46.0)	(13.5)	—	(149.4)	(3.4)	(152.8)

Operating earnings (loss)	$250.7	$232.3	$209.0	$33.6	$—	$725.6	$(148.8)	$576.8

Other segment data:
Total assets	$2,930.1	$1,971.9	$1,934.1	$183.1	$—	$7,019.2	$691.4	$7,710.6
Capital expenditures	55.0	53.6	30.9	9.9	—	149.4	5.1	154.5
	2011
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,772.1	$1,880.3	$1,734.4	$351.2	$(58.1)	$6,679.9	$—	$6,679.9

Segment earnings (loss)	344.6	274.7	237.9	37.7	—	894.9	(104.1)	790.8
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	—	—	(6.9)	—	—	(6.9)	—	(6.9)
Reorganization costs	(13.5)	(2.1)	(6.4)	(1.4)		(23.4)	—	(23.4)
Acquisition-related and other costs(b)	7.1	(4.8)	(10.8)	(2.0)	—	(10.5)	(10.9)	(21.4)
Impairment of goodwill, intangibles and other assets	—	—	(52.5)	—	—	(52.5)	—	(52.5)
Depreciation and amortization	(61.8)	(31.1)	(55.9)	(12.4)	—	(161.2)	(2.5)	(163.7)

Operating earnings (loss)	$276.4	$236.7	$105.4	$21.9	$—	$640.4	$(117.5)	$522.9

Other segment data:
Total assets	$2,810.3	$1,855.9	$1,801.8	$186.9	$—	$6,654.9	$461.8	$7,116.7
Capital expenditures	61.4	23.2	31.6	8.6	—	124.8	2.1	126.9

	2010
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,518.7	$1,869.6	$1,345.3	$342.7	$(53.6)	$6,022.7	$—	$6,022.7

Segment earnings (loss)	300.9	266.2	195.0	37.1	—	799.2	(89.1)	710.1
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	(2.1)	—	(25.3)	—	—	(27.4)	—	(27.4)
Acquisition-related and other costs(c)	(7.4)	(4.0)	(3.4)	—	—	(14.8)	(27.5)	(42.3)
Venezuela hyperinflationary and devaluation charges (see Note 1)	—	—	—	—	—	—	(70.6)	(70.6)
Impairment of goodwill and intangibles	(0.7)	(0.7)	(18.3)	—	—	(19.7)	—	(19.7)
Depreciation and amortization	(62.1)	(28.1)	(39.0)	(12.1)	—	(141.3)	(1.5)	(142.8)

Operating earnings (loss)	$228.6	$233.4	$109.0	$25.0	$—	$596.0	$(188.7)	$407.3

Other segment data:
Capital expenditures	$48.0	$24.3	$30.7	$7.5	$—	$110.5	$27.0	$137.5

(a)	Represents cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable (see Note 13).
(b)	Consolidated amount is net of gain on the sale of certain domestic assets recorded in the Outdoor Solutions segment.
(c)	Comprised of $52.4 of acquisition-related and other charges, which primarily relate to acquisitions (see Note 3) and a $10.1 mark-to-market gain associated with the Company’s Euro-denominated debt and intercompany loans.

Geographic Information

Geographic information as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

(in millions)	Domestic	International	Total
2012
Net sales	$4,078.5	$2,617.6	$6,696.1
Long-lived assets	344.3	334.3	678.6

2011
Net sales	$4,082.7	$2,597.2	$6,679.9
Long-lived assets	309.9	306.0	615.9

2010
Net sales	$3,830.4	$2,192.3	$6,022.7

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income

The components of AOCI at December 31, 2012 and 2011 are as follows:

(in millions)	2012	2011
Foreign currency translation adjustment	$17.7	$4.0
Derivative financial instruments and other, net	(1.3)	1.1
Accrued benefit costs, net	(70.1)	(61.8)
Available-for-sale securities, net	0.3	—

Total	$(53.4)	$(56.7)

Condensed Consolidating Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Results of Operations

Condensed Consolidating Results of Operations

	Year Ended December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,448.1	$2,952.2	$(704.2)	$6,696.1
Costs and expenses	147.2	3,990.4	2,685.9	(704.2)	6,119.3

Operating (loss) earnings	(147.2)	457.7	266.3	—	576.8
Other expense, net	37.1	206.3	89.5	—	332.9
Equity in the income of subsidiaries	428.2	163.1	—	(591.3)	—

Net income (loss)	$243.9	$414.5	$176.8	$(591.3)	$243.9

Comprehensive income (loss)	$247.2	$426.9	$185.9	$(612.8)	$247.2

	Year Ended December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,057.3	$2,767.6	$(145.0)	$6,679.9
Costs and expenses	95.6	3,651.8	2,554.6	(145.0)	6,157.0

Operating (loss) earnings	(95.6)	405.5	213.0	—	522.9
Other expense, net	61.4	229.1	27.7	—	318.2
Equity in the income of subsidiaries	361.7	179.7	—	(541.4)	—

Net income (loss)	$204.7	$356.1	$185.3	$(541.4)	$204.7

Comprehensive income (loss)	$172.8	$314.5	$167.3	$(481.8)	$172.8

	Year Ended December 31, 2010
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$3,689.1	$2,452.5	$(118.9)	$6,022.7
Costs and expenses	126.3	3,273.3	2,334.7	(118.9)	5,615.4

Operating (loss) earnings	(126.3)	415.8	117.8	—	407.3
Other expense, net	57.0	169.2	74.4	—	300.6
Equity in the income of subsidiaries	290.0	37.8	—	(327.8)	—

Net income (loss)	$106.7	$284.4	$43.4	$(327.8)	$106.7

Comprehensive income (loss)	$102.8	$284.1	$51.0	$(335.1)	$102.8

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

	As of December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$576.7	$926.5	$2,307.2	$—	$3,810.4
Investment in subsidiaries	5,895.6	1,844.2	—	(7,739.8)	—
Non-current assets	3,068.8	6,861.3	4,500.4	(10,530.3)	3,900.2

Total assets	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

Liabilities and stockholders’ equity
Current liabilities	$189.1	$614.1	$925.5	$—	$1,728.7
Non-current liabilities	7,592.4	3,038.5	4,121.7	(10,530.3)	4,222.3
Stockholders’ equity	1,759.6	5,979.4	1,760.4	(7,739.8)	1,759.6

Total liabilities and stockholders’ equity	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

	As of December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$359.0	$1,046.1	$2,089.8	$(1.4)	$3,493.5
Investment in subsidiaries	5,688.8	1,745.0	—	(7,433.8)	—
Non-current assets	114.5	4,219.2	698.7	(1,409.2)	3,623.2

Total assets	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Liabilities and stockholders’ equity
Current liabilities	$260.8	$605.0	$598.1	$(0.2)	$1,463.7
Non-current liabilities	3,989.5	546.1	615.8	(1,410.4)	3,741.0
Stockholders’ equity	1,912.0	5,859.2	1,574.6	(7,433.8)	1,912.0

Total liabilities and stockholders’ equity	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(171.4)	$463.5	$207.9	$(19.7)	$480.3
Financing activities:
Net change in short-term debt	—	—	74.7	—	74.7
(Payments on) proceeds from intercompany transactions	409.6	(421.3)	(8.0)	19.7	—
Proceeds from issuance of long-term debt	800.0	0.5	2.0	—	802.5
Payments on long-term debt	(166.0)	(0.4)	(6.3)	—	(172.7)
Issuance (repurchase) of common stock, net	(557.9)	—	—	—	(557.9)
Excess tax benefits from stock-based compensation	43.0	—	—	—	43.0
Other	(24.4)	—	(0.5)	—	(24.9)

Net cash provided by (used in) financing activities	504.3	(421.2)	61.9	19.7	164.7

Investing activities:
Additions to property, plant and equipment	(5.2)	(67.0)	(82.3)	—	(154.5)
Acquisition of business, net of cash acquired	(104.2)	(3.0)	(179.1)	—	(286.3)
Intercompany investing activities, net	—	—	—	—	—
Other	1.3	4.2	7.8	—	13.3

Net cash used in investing activities	(108.1)	(65.8)	(253.6)	—	(427.5)

Effect of exchange rate changes on cash	—	—	8.3	—	8.3

Net increase in cash and cash equivalents	224.8	(23.5)	24.5	—	225.8
Cash and cash equivalents at beginning of year	335.4	28.4	444.5	—	808.3

Cash and cash equivalents at end of year	$560.2	$4.9	$469.0	$—	$1,034.1

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(121.7)	$430.3	$141.1	$(22.6)	$427.1
Financing activities:
Net change in short-term debt	—	—	1.0	—	1.0
(Payments on) proceeds from intercompany transactions	370.7	(321.0)	(68.0)	18.3	—
Proceeds from issuance of long-term debt	1,025.0	—	—	—	1,025.0
Payments on long-term debt	(1,110.6)	—	—	—	(1,110.6)
Issuance (repurchase) of common stock, net	(80.8)	—	—	—	(80.8)
Other	(31.3)	—	—	—	(31.3)

Net cash provided by (used in) financing activities	173.0	(321.0)	(67.0)	18.3	(196.7)

Investing activities:
Additions to property, plant and equipment	(2.1)	(109.5)	(15.3)	—	(126.9)
Acquisition of business, net of cash acquired	(0.9)	(12.5)	(1.0)	—	(14.4)
Intercompany investing activities, net	—	(4.3)	—	4.3	—
Other	—	24.2	4.0	—	28.2

Net cash used in investing activities	(3.0)	(102.1)	(12.3)	4.3	(113.1)

Effect of exchange rate changes on cash	—	—	(4.4)	—	(4.4)

Net increase in cash and cash equivalents	48.3	7.2	57.4	—	112.9
Cash and cash equivalents at beginning of year	287.1	21.2	387.1	—	695.4

Cash and cash equivalents at end of year	$335.4	$28.4	$444.5	$—	$808.3

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(196.8)	$425.2	$71.0	$(10.4)	$289.0
Financing activities:
Net change in short-term debt	—	50.0	6.2	—	56.2
(Payments on) proceeds from intercompany transactions	239.2	(306.8)	340.6	(273.0)	—
Proceeds from issuance of long-term debt	786.1	—	—	—	786.1
Payments on long-term debt	(260.9)	—	—	—	(260.9)
Issuance (repurchase) of common stock, net	(42.8)	—	—	—	(42.8)
Other	(58.4)	—	—	—	(58.4)

Net cash provided by (used in) financing activities	663.2	(256.8)	346.8	(273.0)	480.2

Investing activities:
Additions to property, plant and equipment	(27.0)	(91.9)	(18.6)	—	(137.5)
Acquisition of business, net of cash acquired	(398.5)	(68.1)	(288.9)	—	(755.5)
Intercompany investing activities, net	(282.4)	(1.0)	—	283.4	—
Other	(9.3)	—	19.2	—	9.9

Net cash used in investing activities	(717.2)	(161.0)	(288.3)	283.4	(883.1)

Effect of exchange rate changes on cash	—	—	(18.1)	—	(18.1)

Net increase in cash and cash equivalents	(250.8)	7.4	111.4	—	(132.0)
Cash and cash equivalents at beginning of year	537.9	13.8	275.7	—	827.4

Cash and cash equivalents at end of year	$287.1	$21.2	$387.1	$—	$695.4

Effect of Revision on Previously Reported Amounts

The effects of the revisions on the previously reported amounts are as follows:

(in millions)	Parent	Guarantor	Non-Guarantor	Elimination	Consolidated
	Increase/(Decrease)
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities, net
2011	$7.1	$15.5	$—	$(22.6)	$—
2010	—	10.4	—	(10.4)	—
Net cash provided by (used in) financing activities					—
2011	(7.1)	(11.2)	—	18.3	—
2010	—	(9.4)	282.4	(273.0)	—
Net cash used in investing activities					—
2011	—	(4.3)	—	4.3	—
2010	—	(1.0)	(282.4)	283.4	—

Business and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						1 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SG&A	Dec. 31, 2011 SG&A	Dec. 31, 2010 SG&A	Mar. 18, 2013 Stock Split	Feb. 08, 2013 Changed Exchange Rate	Mar. 31, 2013 Pre Tax	Dec. 31, 2010 Venezuela Operations	Dec. 31, 2012 Venezuela Operations	Dec. 31, 2010 Venezuela Operations SG&A
Supplementary Information [Line Items]
Stock split additional shares issuable							One additional share of common stock for every two shares of common stock.
Stock split conversion ratio							1.5
Common stock, par value	$ 0.01	$ 0.01					$ 0.01
Stock-based compensation costs	$ 67.1	$ 23.8	$ 24.3
Interest income	6.7	7.2	4.9
Foreign currency transaction gains/(losses)	1.9	(11.1)	8.7
Official exchange rate of foreign currency (per U.S. dollar) for remeasuring company's consolidated financial statements											4.3
Bolivar exchange rate for imported non-essential goods (per U.S. dollar)										4.3
Venezuela devaluation charges										14
Venezuela hyperinflationary charges												56.6
Official exchange rate of foreign currency remeasured (per U.S. dollar)								6.3
Venezuela devaluation charges									27
Concentrations of credit risk, percentage of sales to single customer	20.00%	20.00%	21.00%
Advertising cost				$ 156	$ 143	$ 129

Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	45 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	25 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	10 years

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	$ 10.3	[1]	$ 14.3	[1]
Liabilities	(18.8)	[1]	(18.5)	[1]
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	1.9		4.4
Liabilities	(10.4)		(8.6)
Available-for-sale securities	20		19.5
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	1.9		4.4
Liabilities	(10.4)		(8.6)
Available-for-sale securities	$ 20		$ 19.5

[1]	Consolidated balance sheet location: Asset: Other non-current assets Liability: Other non-current liabilities

Assets Measured at Level Three Fair Value on Non-recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	$ 74
Intangible assets	$ 2.1

New Accounting Guidance and Adoption of New Accounting Guidance - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncement, Early Adoption [Line Items]
Minimum threshold percentage for qualitative goodwill impairment test	50.00%

Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Cost of Sales USD ($)	Dec. 31, 2010 Cost of Sales USD ($)	Dec. 31, 2012 SG&A USD ($)	Dec. 31, 2010 SG&A USD ($)	Dec. 31, 2012 Mapa Spontex USD ($)	Dec. 31, 2012 Mapa Spontex EUR (€)	Apr. 01, 2010 Mapa Spontex USD ($)	Apr. 01, 2010 Mapa Spontex EUR (€)	Dec. 31, 2012 Aero And Quickie USD ($)
Business Acquisition [Line Items]
Purchase price of acquired company								$ 275	€ 200			$ 270
Total value of the transaction of businesses acquisition										415	305
Net sales	6,696.1	6,679.9	6,022.7					539
Operating earnings (loss)	576.8	522.9	407.3					31
Amount of acquisition-related profit in inventory included in cost of sales				6	27.4
Transaction costs related to acquisition						$ 3.5	$ 23.1

Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials and supplies	$ 222.4	$ 219.4
Work-in-process	83.3	89.6
Finished goods	1,004.6	965.4
Total inventories	$ 1,310.3	$ 1,274.4

Property Plant and Equipment Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 1,546.9	$ 1,366.3
Less: Accumulated depreciation	(868.3)	(750.4)
Total property, plant and equipment, net	678.6	615.9
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	55.6	47.2
Building
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	354.1	286.7
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 1,137.2	$ 1,032.4

Property Plant and Equipment - Additional Information (Detail) (Property Plant and Equipment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment
Component of Operating Other Cost and Expense [Line Items]
Depreciation of property, plant and equipment	$ 135	$ 145	$ 127

Goodwill Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Outdoor Solutions	Dec. 31, 2011 Outdoor Solutions	Dec. 31, 2012 Consumer Solutions	Dec. 31, 2011 Consumer Solutions	Jun. 30, 2010 Branded Consumables	Dec. 31, 2012 Branded Consumables		Dec. 31, 2011 Branded Consumables		Dec. 31, 2012 Process Solutions	Dec. 31, 2011 Process Solutions	Dec. 31, 2010 Process Solutions
Goodwill [Line Items]
Goodwill, Net Book Value Beginning Balance	$ 1,717.1	$ 1,752.4	$ 687.7	$ 684	$ 492.3	$ 492.6		$ 515.6	[1]	$ 554.3	[1]	$ 21.5		$ 21.5
Goodwill, Additions	104.1	8.2	35.9	3.6	32.4			35.6		4.6	[1]	0.2
Goodwill, Impairment Charge		(41.9)					(17.3)			(41.9)	[1]
Goodwill, Foreign Exchange and Other Adjustments	2.8	(1.6)	(0.5)	0.1	2.4	(0.3)		0.9		(1.4)	[1]
Goodwill, Gross Carrying Amount	2,065.7	1,961.4	741.6	706.2	527.1	492.3		775.3		741.4	[1]	21.7	21.5
Goodwill, Accumulated Impairment Charges	(241.7)	(244.3)	(18.5)	(18.5)				(223.2)		(225.8)	[1]
Goodwill, Net Book Value Ending Balance	$ 1,824	$ 1,717.1	$ 723.1	$ 687.7	$ 527.1	$ 492.3		$ 552.1		$ 515.6	[1]	$ 21.7		$ 21.5

[1]	In the fourth quarter of 2011, the Company's annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company's Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.

Goodwill and Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010 Branded Consumables	Dec. 31, 2011 Branded Consumables
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment of goodwill		$ 41.9		$ 17.3	$ 41.9 [1]
Amortization of intangibles	17.8	18.7	16
Goodwill and other intangible assets recorded not deductible for income tax purposes	2,000
Impairment of equity method investment		$ 9.1

[1]	In the fourth quarter of 2011, the Company's annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company's Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.

Intangibles Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		$ 1,243.5	$ 1,250.3
Intangibles, Additions	117	0.3
Intangibles, Impairment Charge		(1.5)
Intangibles, Accumulated Amortization and Foreign Exchange	(103.8)	(92.6)
Intangibles, Net Book Value	1,256.7	1,156.5
Trademarks And Tradenames
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		922	925.4
Intangibles, Additions	58.9
Intangibles, Impairment Charge		(1.5)
Intangibles, Accumulated Amortization and Foreign Exchange	(2.2)	(5.8)
Intangibles, Net Book Value	978.7	918.1
Patents
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		7.5	7.2
Intangibles, Additions	1.8	0.3
Intangibles, Accumulated Amortization and Foreign Exchange	(2.9)	(2.2)
Intangibles, Net Book Value	6.4	5.3
Noncompete Agreements
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount			3.7
Intangibles, Accumulated Amortization and Foreign Exchange		(3.7)
Manufacturing Process And Expertise
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		42.1	42.1
Intangibles, Additions	2.1
Intangibles, Accumulated Amortization and Foreign Exchange	(38.5)	(34.4)
Intangibles, Net Book Value	5.7	7.7
Brand Names
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		18.3	18.3
Intangibles, Accumulated Amortization and Foreign Exchange	(5.9)	(3.8)
Intangibles, Net Book Value	12.4	14.5
Customer Relationships And Distributor Channels
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		253.6	253.6
Intangibles, Additions	54.2
Intangibles, Accumulated Amortization and Foreign Exchange	(54.3)	(42.7)
Intangibles, Net Book Value	$ 253.5	$ 210.9
Minimum | Patents
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	12 years	12 years
Minimum | Noncompete Agreements
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods		1 year
Minimum | Manufacturing Process And Expertise
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	3 years	3 years
Minimum | Brand Names
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	4 years	4 years
Minimum | Customer Relationships And Distributor Channels
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	10 years	10 years
Maximum | Patents
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	30 years	30 years
Maximum | Noncompete Agreements
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods		5 years
Maximum | Manufacturing Process And Expertise
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	7 years	7 years
Maximum | Brand Names
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	20 years	20 years
Maximum | Customer Relationships And Distributor Channels
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	35 years	35 years

Impairment of Intangible Assets by Reporting Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1.5	$ 2.4
Outdoor Solutions
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets		0.7
Consumer Solutions
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets		0.7
Branded Consumables
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1.5	$ 1

Estimated Future Amortization Expense Related to Amortizable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 19.8
2014	17.1
2015	16.6
2016	16.2
2017	15.6
Thereafter	$ 192.7

Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Line Items]
Cooperative advertising, customer rebates and allowances	$ 92.9	$ 87.4
Warranty and product liability reserves	108.3	97.3
Accrued environmental and other litigation	22.3	20.5
Other	197.5	228.3
Total other current liabilities	$ 421	$ 433.5

Warranty Reserve Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product Information [Line Items]
Warranty reserve at January 1,	$ 84.8	$ 86
Provision for warranties issued	150.7	145.5
Warranty claims paid	(146.2)	(146.5)
Acquisitions and other adjustments	7.8	(0.2)
Warranty reserve at December 31,	97.1	84.8
Other current liabilities	85.9	74.3
Other non-current liabilities	11.2	10.5
Liabilities total	$ 97.1	$ 84.8

Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 3,798.1		$ 3,159.4
Less: current portion	(504.7)		(269.3)
Total long-term debt	3,293.4		2,890.1
Senior Secured Credit Facility Term Loans
Debt Instrument [Line Items]
Total debt	1,235.5		1,001.6
8% Senior Notes Due 2016
Debt Instrument [Line Items]
Total debt	295.7	[1]	294.6	[1]
Interest rate of debt instrument	8.00%		8.00%
Debt instrument maturity year	2016		2016
6 1/8% Senior Notes Due 2022
Debt Instrument [Line Items]
Total debt	300	[1]	300	[1]
Interest rate of debt instrument	6.13%		6.13%
Debt instrument maturity year	2022		2022
7 1/2% Senior Subordinated Notes Due 2017
Debt Instrument [Line Items]
Total debt	655.3	[2]	656.5	[2]
Interest rate of debt instrument	7.50%		7.50%
Debt instrument maturity year	2017		2017
7 1/2% Senior Subordinated Notes Due 2020
Debt Instrument [Line Items]
Total debt	468.4	[2]	464	[2]
Interest rate of debt instrument	7.50%		7.50%
Debt instrument maturity year	2020		2020
1 7/8% Senior Subordinated Convertible Notes due 2018
Debt Instrument [Line Items]
Total debt	420.9
Interest rate of debt instrument	1.88%		1.88%
Debt instrument maturity year	2018		2018
Securitization Facility
Debt Instrument [Line Items]
Total debt	383.8		300
2% Subordinated Note
Debt Instrument [Line Items]
Total debt			99.7
Interest rate of debt instrument	2.00%		2.00%
Debt instrument maturity year	2012		2012
Non-U.S. Borrowings
Debt Instrument [Line Items]
Total debt	31.8		35.6
Other
Debt Instrument [Line Items]
Total debt	$ 6.7		$ 7.4

[1]	Collectively, the "Senior Notes."
[2]	Collectively, the "Senior Subordinated Notes."

Debt - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 8% Senior Notes Due 2016	Dec. 31, 2011 8% Senior Notes Due 2016	Dec. 31, 2012 7 1/2% Senior Subordinated Notes Due 2020	Dec. 31, 2011 7 1/2% Senior Subordinated Notes Due 2020	Dec. 31, 2012 7 1/2% Senior Subordinated Notes Due 2020 Euro-Denominated EUR (€)	Dec. 31, 2012 6 1/8% Senior Notes Due 2022	Dec. 31, 2011 6 1/8% Senior Notes Due 2022	Dec. 31, 2012 Securitization Facility USD ($)	Sep. 30, 2012 Senior Subordinated Convertible Notes USD ($)	Feb. 29, 2012 Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Term Loan A Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan A Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan A Facility Libor Plus	Dec. 31, 2012 Senior Secured Term Loan B Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan B Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan B Facility Libor Plus	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility U.S. Dollar Component USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility Multi-Currency Component USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility Libor Plus
Debt Instrument [Line Items]
Borrowing under the credit facility										$ 400,000,000		$ 300,000,000	$ 675,000,000	$ 150,000,000		$ 650,000,000	$ 150,000,000		$ 250,000,000	$ 175,000,000	$ 75,000,000
Debt instrument maturity year										2015-02				2016-03			2017-01		2016-03
Basis spread on variable rate										0.90%					2.25%			3.00%				2.25%
Annual commitment fee percentage on unused portion of credit facility																			0.38%
Weighted average interest rate on facility	2.90%
Interest rate of debt instrument			8.00%	8.00%	7.50%	7.50%		6.13%	6.13%		1.88%
Debt instrument maturity year			2016	2016	2020	2020		2022	2022		2018
Debt instrument, redemption prices range percentage, minimum			100.00%		100.00%			100.00%
Debt instrument, redemption prices range percentage, maximum			104.00%		104.00%			103.00%
Debt instrument, aggregate principal balance designated as investment hedge							150,000,000
Private offering senior subordinated convertible notes, aggregate principal amount											500,000,000
Net proceeds after deducting fees and expenses											487,000,000
Net proceeds from senior subordinated convertible notes used for repurchase of common stock											100,000,000
Conversion rate for common stock											21
Convertible note, conversion price per share											$ 47.23
Principal amount of convertible notes in to shares common stock											1,000
Convertible Notes, repurchase rate											100.00%
Percentage by which closing sale price is more than current conversion price to be convertible											130.00%
Number of trading days											20 days
Number of Consecutive trading days											30 days
Number Of Trading Days											60 days
Number of Consecutive trading days											10 days
Percentage that distribution has per share value exceeding closing sale price of common stock											10.00%
Percentage of closing sale price in excess of convertible notes											98.00%
Trading-day period											10 days
Convertible Debt Initial Liability Component											418,000,000
Convertible Debt Equity Component											82,000,000
Effective interest rate											5.50%
Unused line fee for securitization facility										0.45%
Unamortized deferred debt issue costs	$ 48,000,000	$ 40,700,000

Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 504.7
2014	146.9
2015	297.6
2016	392.2
2017	657.1
Thereafter	1,899
Total principal payments	3,897.5
Net discount and other	(99.4)
Total	$ 3,798.1	$ 3,159.4

Fair Market Value of Total Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Fair market value of total debt	$ 3,971	$ 3,245
Level 1
Debt Instrument [Line Items]
Fair market value of total debt	1,895	1,801
Level 2
Debt Instrument [Line Items]
Fair market value of total debt	$ 2,076	$ 1,444

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Deferred net gains within AOCI expected to be reclassified to earnings over the next twelve months	$ 8.5
Swap | Cash Flow Hedging
Derivative [Line Items]
Notional amount outstanding in swap agreements, cash flow hedges	900
Weighted average fixed rate of interest swaps	1.60%
Forward-Starting Swaps | Effective Commencing December 31, 2013
Derivative [Line Items]
Notional amount outstanding in swap agreements, cash flow hedges	500
Forward-Starting Swaps | Cash Flow Hedging
Derivative [Line Items]
Effective date of swap agreement	December 31, 2013
Forward-Starting Swaps | Cash Flow Hedging | Effective Commencing December 31, 2013
Derivative [Line Items]
Derivative maturity date	December 2015
Foreign Exchange Contract
Derivative [Line Items]
Notional amount of foreign currency contracts designated as cash flow hedges	516
Notional amount of foreign currency contracts not designated as effective hedges	191
Foreign Exchange Contract | Cash Flow Hedging
Derivative [Line Items]
Derivative maturity date	September 2014
Foreign Exchange Contract | Derivatives Not Designated As Effective Hedges
Derivative [Line Items]
Derivative maturity date	2014-07
Commodity Contract
Derivative [Line Items]
Derivative maturity date	March 2014
Notional amount of commodity-based derivatives not designated as effective hedges	$ 5

Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	$ 10.3	[1]	$ 14.3	[1]
Fair Value of Derivatives, Liability	18.8	[1]	18.5	[1]
Derivatives Not Designated As Effective Hedges
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	1.3	[1]	2.1	[1]
Fair Value of Derivatives, Liability	2.2	[1]	2	[1]
Derivatives Not Designated As Effective Hedges | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	1.2	[1]	1.1	[1]
Fair Value of Derivatives, Liability	2	[1]	1.7	[1]
Weighted Average Remaining Term (Years)	7 months 6 days
Derivatives Not Designated As Effective Hedges | Commodity Contract
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	0.1	[1]	1	[1]
Fair Value of Derivatives, Liability	0.2	[1]	0.3	[1]
Weighted Average Remaining Term (Years)	7 months 6 days
Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	9	[1]	12.2	[1]
Fair Value of Derivatives, Liability	16.6	[1]	16.5	[1]
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Liability	12.4	[1]	8.4	[1]
Weighted Average Remaining Term (Years)	2 years 1 month 6 days
Cash Flow Hedging | Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	9	[1]	12.2	[1]
Fair Value of Derivatives, Liability	$ 4.2	[1]	$ 8.1	[1]
Weighted Average Remaining Term (Years)	7 months 6 days

[1]	Consolidated balance sheet location: Asset: Other non-current assets Liability: Other non-current liabilities

Gain and Loss Activity Related to Derivative Financial Instruments Designated as Effective Hedges (Detail) (Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income	$ 5.9		$ (19.6)		$ (8.3)
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in OCI (effective portion)	2.8	[2]	(0.6)	[2]	(4.5)	[2]
Gain/(Loss), Reclassified from AOCI to Income	5.9		(19.6)		(8.3)
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in OCI (effective portion)	(3.8)	[2]	(3.1)	[2]	9.9	[2]
Gain/(Loss), Reclassified from AOCI to Income					1.9
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in OCI (effective portion)	6.6	[2]	2.5	[2]	(14.4)	[2]
Gain/(Loss), Reclassified from AOCI to Income	5.9		(19.6)		(10.2)
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Gain (Loss) on Derivatives | Sales
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income	(1.8)		(1)		(0.7)
Gain (Loss) on Derivatives | Cost of Sales
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income	7.7		(18.6)		(9.5)
Gain (Loss) on Derivatives | SG&A
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Recognized in Income	(5.4)	[1]	(1.3)	[1]	(2.7)	[1]
Gain (Loss) on Derivatives | Interest Expense
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss), Reclassified from AOCI to Income					$ 1.9

[1]	Represents portion excluded from effectiveness testing.
[2]	Represents effective portion recognized in Other Comprehensive Income ("OCI").

Gain and Loss Activity Related to Derivative Financial Instruments Not Designated as Effective Hedges (Detail) (Derivatives Not Designated As Effective Hedges, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	$ (6.1)	[1]	$ (1.2)	[1]	$ (8)	[1]
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income			(1)	[1]	0.9	[1]
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	(5.7)	[1]	(0.3)	[1]	(10.5)	[1]
Cash Flow Hedging | Commodity Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	(0.4)	[1]	0.1	[1]	1.6	[1]
Fair value derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	(6.1)	[1]	(0.7)	[1]	10.6	[1]
Fair value derivatives | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income			$ 0.5	[1]	$ 18.6	[1]

[1]	Classified in SG&A

Operating Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 75.2
2014	64.6
2015	54.2
2016	39.5
2017	29.9
Thereafter	65.4
Total	$ 328.8

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rent expense, including equipment rentals	$ 103	$ 110	$ 96

Components of Provision for Income Taxes Attributable to Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
U.S. federal	$ 52.9	$ 1.4	$ 2.9
Foreign	67.3	86.4	71.8
State and local	7.7	5	2.9
Total	127.9	92.8	77.6
Deferred income tax expense (benefit):
U.S. federal	26.8	55.5	57.3
Foreign	(2.6)	(25.3)	(14.6)
State, local and other, net of federal tax benefit	(4.5)	2.7	2.5
Total	19.7	32.9	45.2
Total income tax provision	$ 147.6	$ 125.7	$ 122.8

Difference Between Federal Statutory Income Tax Rate and Reported Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Federal statutory tax rate	35.00%	35.00%	35.00%
State and local taxes, net	0.70%	1.60%	1.80%
Foreign rate differences	(2.80%)	(3.10%)	(3.80%)
Non-deductible compensation	0.50%	1.00%	3.50%
Foreign earnings not permanently reinvested	2.30%	3.40%	6.80%
Tax settlements and related adjustments	0.60%
Goodwill impairment		3.40%
Valuation allowance	0.40%	(2.30%)	(0.30%)
Venezuela devaluation and inflationary adjustments and tax exempt income	(1.60%)	(1.50%)	5.90%
Foreign dividends	1.20%	1.30%	0.90%
Non-deductible transaction costs	0.20%		3.10%
Other	1.20%	(0.80%)	0.60%
Reported income tax rate	37.70%	38.00%	53.50%

Taxes on Income - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Foreign pre-tax income	$ 213,000,000	$ 250,000,000	$ 115,000,000
Increase (decrease) in valuation allowance	1,200,000	(8,400,000)	3,200,000
Deferred tax assets relating to tax benefits		1,200,000
Deferred tax charge (benefit) related to profits that were not permanently reinvested	2,200,000	7,500,000	(2,400,000)
Unrecognized tax benefits that would impact the effective tax rate if recognized	72,600,000
Indemnification for gross unrecognized tax benefits from sellers of acquired companies	1,400,000
Tax related interest expense	2,400,000	1,100,000	1,100,000
Liability for tax-related interest expense	6,800,000	5,200,000
Unrecognized Consolidated Financial Statements
Income Taxes [Line Items]
Net operating profits	33,000,000
Domestic
Income Taxes [Line Items]
Net operating losses	804,000,000
Domestic | Subject To Section 382 Limitations
Income Taxes [Line Items]
Net operating losses	721,000,000
Windfall Tax Benefits Recognized
Income Taxes [Line Items]
Windfall tax benefits	41,800,000	3,000,000
International
Income Taxes [Line Items]
Net operating losses	121,000,000
Undistributed earnings	1,100,000,000
International | Expire In 2013
Income Taxes [Line Items]
Net operating losses	1,000,000
International | Expire Subsequent To 2013
Income Taxes [Line Items]
Net operating losses	35,000,000
International | Unlimited Life
Income Taxes [Line Items]
Net operating losses	$ 85,000,000

Deferred Tax Assets Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Intangibles	$ (389.4)	$ (370.8)
Goodwill	(121.1)	(110.1)
Financial reporting amount of a subsidiary in excess of tax basis	(70.8)	(71.6)
Foreign earnings not permanently reinvested	(47.3)	(45.6)
Property and equipment	(6.2)	(13.4)
Other	(6.5)	(6.9)
Gross deferred tax liabilities	(641.3)	(618.4)
Net operating loss	40.1	40
Accounts receivable allowances	12	13.3
Inventory valuation	53.8	56.7
Pension and postretirement	35.6	41.5
Stock-based compensation	21.6	17.9
Other compensation and benefits	19	21.2
Operating reserves	59.2	60.6
Other	49.1	79.9
Gross deferred tax assets	290.4	331.1
Valuation allowance	(28.1)	(26.9)
Net deferred tax liability	$ (379)	$ (314.2)

Activity Related to Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits,	$ 57.8	$ 55.7
Acquisitions	0.6
Tax positions taken during the current period	18.7	3.4
Tax positions taken during a prior period		(0.1)
Settlements with taxing authorities	(3.8)	(0.2)
Other	1.8	(1)
Unrecognized tax benefits, December 31,	$ 75.1	$ 57.8

Stockholders Equity and Share-Based Awards - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Senior Subordinated Convertible Notes	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Jan. 31, 2012 Restricted Stock Executive Officer Annual Grant	Dec. 31, 2012 Restricted Stock With Common Stock Price Thresholds	Dec. 31, 2011 Restricted Stock With Common Stock Price Thresholds	Dec. 31, 2010 Restricted Stock With Common Stock Price Thresholds	Dec. 31, 2012 Performance Based Restricted Share Awards 2010 Grant Executive Officer Y	Dec. 31, 2012 Performance Based Restricted Share Awards 2010 Grant Executive Officer	Mar. 31, 2012 Common Stock	Dec. 31, 2012 Minimum Stock Options	Sep. 30, 2012 Maximum	Jan. 31, 2012 Maximum	Dec. 31, 2012 Maximum Stock Options Y	Dec. 31, 2012 Maximum Restricted Stock Y
Stockholders' Equity [Line Items]
Share-based awards collectively available for grant			2,100,000
Share-based awards explicit service period																	3 years			4 years
Share-based awards contractual term														5						7	7
Weighted average grant date fair values of awards							$ 32.61	$ 19.03	$ 20.67		$ 18.98	$ 19.67	$ 20.48
Restricted share awards granted			1,642,500							800,000					900,000
Aggregate grant date fair value of share-based awards										$ 14.4				$ 44.8	$ 28.8
Unrecognized compensation cost related to non-vested share-based awards			51
Weighted average period to recognize compensation costs			13 months
Stock Based Compensation Recognition Of Cumulative Expense Not Previously Recognized														33.6
Repurchase of common stock, authorized value																		250	500
Repurchase of common stock, shares	2,800,000															18,100,000
Total purchase price of common stock		435
Per share average price of shares repurchased	$ 35.25	$ 24
Net proceeds from senior subordinated convertible notes used for repurchase of common stock						100
Cash dividends paid to stockholders			$ 7.5	$ 30.1	$ 28.7

Summary of Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares
Options outstanding, beginning of year	2,239,200
Exercised	(1,643,400)
Cancelled	(10,500)
Options outstanding, end of year	585,300	[1]
Granted
Options exercisable, end of year
Weighted Average Exercise Price
Options outstanding, beginning of year	$ 15.73
Granted
Exercised	$ 16.1
Cancelled	$ 18.65
Options outstanding, end of year	$ 14.62	[1]
Options exercisable, end of year	$ 14.35
Weighted average remaining life
Options outstanding, end of year	2 years 8 months 12 days	[1]
Options exercisable, end of year	2 years 8 months 12 days
Total Intrinsic value
Options outstanding, end of year	$ 11.6	[1]
Options exercisable, end of year	$ 11.4

[1]	Approximates the options vested and expected to vest

Weighted Average Per Share Grant Date Fair Value of Options Granted and Total Intrinsic Value of Options Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Per Share Grant Date Fair Value			$ 11.26
Total Intrinsic Value of Options Exercised	$ 16.5	$ 18.4	$ 9.4

Assumptions Used to Determine Weighted Average Grant Date Fair Value (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			60.70%
Risk-free interest rates			2.30%
Expected life (in years)			4 years 6 months
Restricted Shares With Common Stock Price Thresholds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	45.80%	44.00%	49.40%
Risk-free interest rates	0.90%	2.20%	2.60%
Derived service periods (in years)	0.2	0.2	0.1

Summary of Restricted Share Activity (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of December 31, 2011	5,959,100
Granted	1,642,500
Released/Vested	(2,556,000)
Cancelled	(60,500)
Outstanding as of December 31, 2012	4,985,100

Total Fair Value of Restricted Shares Granted and Vested (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted shares granted	$ 43.2	$ 36	$ 73.9
Total fair value of restricted shares vested	$ 49.6	$ 14.5	$ 19.5

Computation of Weighted Average Shares Outstanding (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Basic	117.4	132.1	133.5
Dilutive share-based awards	0.8	0.8	1.2
Diluted	118.2	132.9	134.7

Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Number of stock options and share warrants with exercise price exceeding average market price of common stock		3.6	3.6
Restricted share awards excluded from the computation diluted earnings per share	4.1

Components of Net Periodic Pension and Postretirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.2	$ 0.2	$ 0.2
Interest cost	14.5	15.9	17.6
Expected return on plan assets	(16.3)	(15.6)	(13.6)
Net actuarial loss (gain)	7.1	3.2	3.3
Net periodic cost (credit)	5.5	3.7	7.5
Curtailments and settlements		1.6	1.9
Total expense (credit)	5.5	5.3	9.4
Discount rate	4.50%	5.25%	5.79%
Expected return on plan assets	8.00%	8.00%	8.21%
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.9	1.9	1.6
Interest cost	2.6	2.8	2.5
Expected return on plan assets	(1.4)	(1.4)	(1.2)
Net actuarial loss (gain)	0.2
Net periodic cost (credit)	3.3	3.3	2.9
Curtailments and settlements			(0.1)
Total expense (credit)	3.3	3.3	2.8
Discount rate	4.30%	4.78%	5.12%
Expected return on plan assets	4.53%	4.83%	5.16%
Rate of compensation increase	2.51%	2.98%	2.98%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.1	2.1	1.8
Interest cost	17.1	18.7	20.1
Expected return on plan assets	(17.7)	(17)	(14.8)
Net actuarial loss (gain)	7.3	3.2	3.3
Net periodic cost (credit)	8.8	7	10.4
Curtailments and settlements		1.6	1.8
Total expense (credit)	8.8	8.6	12.2
Discount rate	4.47%	5.18%	5.69%
Expected return on plan assets	7.60%	7.63%	7.87%
Rate of compensation increase	2.51%	2.98%	2.98%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.3	0.3
Interest cost	0.3	0.7	0.7
Prior service benefit	(0.4)	(0.8)	(0.8)
Net actuarial loss (gain)	(0.1)	(0.1)
Net periodic cost (credit)	(0.1)	0.1	0.2
Curtailments and settlements		(7.3)
Total expense (credit)	$ (0.1)	$ (7.2)	$ 0.2
Discount rate	4.40%	5.50%	5.96%

Amount of Accumulated Other Comprehensive Income Expected to be Recognized in Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ (7.4)
Amount of AOCI expected to be recognized in net periodic benefit cost	(7.4)
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(0.1)
Net actuarial loss (gain)	(0.4)
Amount of AOCI expected to be recognized in net periodic benefit cost	(0.5)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(0.1)
Net actuarial loss (gain)	(7.8)
Amount of AOCI expected to be recognized in net periodic benefit cost	(7.9)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	0.4
Net actuarial loss (gain)	0.1
Amount of AOCI expected to be recognized in net periodic benefit cost	$ 0.5

Reconciliation of Benefit Obligation Plan Assets and Funded Status of Pension and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 334.3	[1]	$ 313.1
Acquisitions
Service cost	0.2		0.2		0.2
Interest cost	14.5		15.9		17.6
Curtailments and settlements			(1.7)
Actuarial loss (gain)	21.1		27.8
Benefits paid	(21.7)		(21)
Benefit obligation at end of year	348.4	[1]	334.3	[1]	313.1
Fair value of plan assets at beginning of year	234.6		221.6
Acquisitions
Actual return on plan assets	27.7		9.5
Company contributions	15.9		26.2
Settlements			(1.7)
Fair value of plan assets at end of year	256.5		234.6		221.6
Net (liability) recognized in the consolidated balance sheet	(91.9)		(99.7)
Discount rate	3.95%		4.50%
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	60.9	[1]	58.3
Acquisitions
Service cost	1.9		1.9		1.6
Interest cost	2.6		2.8		2.5
Curtailments and settlements	(0.7)		(0.2)
Amendments	0.3
Actuarial loss (gain)	8.6		2.7
Benefits paid	(2.9)		(3.1)
Foreign currency translation and other	0.9		(1.5)
Benefit obligation at end of year	71.6	[1]	60.9	[1]	58.3
Fair value of plan assets at beginning of year	30.2		29.3
Acquisitions
Actual return on plan assets	1.5		1.3
Company contributions	4.3		3.8
Settlements	(0.7)		(0.2)
Foreign currency translation and other	1.1		(0.9)
Fair value of plan assets at end of year	33.5		30.2		29.3
Net (liability) recognized in the consolidated balance sheet	(38.1)		(30.7)
Discount rate	3.34%		4.30%
Rate of compensation increase	2.56%		2.51%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	395.2	[1]	371.4
Acquisitions
Service cost	2.1		2.1		1.8
Interest cost	17.1		18.7		20.1
Curtailments and settlements	(0.7)		(1.9)
Amendments	0.3
Actuarial loss (gain)	29.7		30.5
Benefits paid	(24.6)		(24.1)
Foreign currency translation and other	0.9		(1.5)
Benefit obligation at end of year	420	[1]	395.2	[1]	371.4
Fair value of plan assets at beginning of year	264.8		250.9
Acquisitions
Actual return on plan assets	29.2		10.8
Company contributions	20.2		30
Settlements	(0.7)		(1.9)
Foreign currency translation and other	1.1		(0.9)
Fair value of plan assets at end of year	290		264.8		250.9
Net (liability) recognized in the consolidated balance sheet	(130)		(130.4)
Discount rate	3.85%		4.47%
Rate of compensation increase	2.56%		2.51%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	7.8	[1]	15.3
Acquisitions
Service cost	0.1		0.3		0.3
Interest cost	0.3		0.7		0.7
Amendments			(8.1)
Actuarial loss (gain)	(0.3)
Participant contributions	0.3		0.4
Benefits paid	(0.6)		(0.8)
Benefit obligation at end of year	7.6	[1]	7.8	[1]	15.3
Acquisitions
Company contributions	0.3		0.4
Net (liability) recognized in the consolidated balance sheet	$ (7.6)		$ (7.8)
Discount rate	3.90%		4.40%
Ultimate	4.50%		4.50%
Postretirement Benefits | Pre-Age 65
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate, Current	6.75%		7.00%
Postretirement Benefits | Post-Age 65
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate, Current	6.75%		7.00%

[1]	The accumulated benefit obligation for all defined benefit pension plans was $414 and $390 at December 31, 2012 and 2011, respectively.

Reconciliation of Benefit Obligation Plan Assets and Funded Status of Pension and Postretirement Plans (Parenthetical) (Detail) (Pension Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 414	$ 390

Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 2.3	$ 2.4
Accrued benefit cost	(132.3)	(132.8)
Net (liability) recognized in the consolidated balance sheet	(130)	(130.4)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(7.6)	(7.8)
Net (liability) recognized in the consolidated balance sheet	$ (7.6)	$ (7.8)

Summary of Under-Funded or Non-Funded Pension Benefit Plans with Projected Benefit Obligation in Excess of Plan Assets (Detail) (Non Funded Pension Benefit Plans, USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non Funded Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 408.6	$ 383.5
Fair value of plan assets	$ 276.3	$ 250.7

Summary of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (Pension Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 400	$ 379.3
Fair value of plan assets	$ 272.8	$ 250.7

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution saving plan expense	$ 6.4	$ 4.9	$ 5.5
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Expected contribution for 2013	11
Postretirement Plans, Domestic
Defined Benefit Plan Disclosure [Line Items]
Expected contribution for 2013	0.6
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Expected contribution for 2013	$ 6
Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, minimum	25.00%	25.00%
Target asset allocation, maximum	40.00%	40.00%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, minimum	20.00%	20.00%
Target asset allocation, maximum	40.00%	40.00%
Cash Alternatives Investments and Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, minimum	25.00%	25.00%
Target asset allocation, maximum	45.00%	45.00%

Composition of Domestic Pension Plan Assets (Detail) (Pension Benefits, Domestic, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 256.5	$ 234.6	$ 221.6
Equity Securities And Funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44.2	39
Equity Securities And Funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48.6	41.2
Fixed Income Securities And Funds, Investment-Grade
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62.4	60.7
Fixed Income Securities And Funds, High-Yield
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	12.3
Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84.1	77.3
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.2	4.1
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100.9	93.3
Level 1 | Equity Securities And Funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.5	7.3
Level 1 | Fixed Income Securities And Funds, Investment-Grade
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62.4	60.7
Level 1 | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	22.5
Level 1 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2.8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	141.5	128
Level 2 | Equity Securities And Funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33.7	31.7
Level 2 | Equity Securities And Funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48.6	41.2
Level 2 | Fixed Income Securities And Funds, High-Yield
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	12.3
Level 2 | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.2	42.8
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.1	13.3	15
Level 3 | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.9	12
Level 3 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1.2	$ 1.3

Composition of Foreign Pension Plan Assets (Detail) (Pension Benefits, Foreign, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 33.5	$ 30.2	$ 29.3
Equity Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	5.1
Fixed Income Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.4	8.9
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.2	16.2
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.3	14.9
Level 1 | Equity Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	5.1
Level 1 | Fixed Income Securities And Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.4	8.9
Level 1 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0.9
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.2	15.3	15.3
Level 3 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 16.2	$ 15.3

Activity for Level Three Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Pension Benefits, Domestic	Dec. 31, 2011 Pension Benefits, Domestic	Dec. 31, 2010 Pension Benefits, Domestic	Dec. 31, 2012 Pension Benefits, Foreign	Dec. 31, 2011 Pension Benefits, Foreign	Dec. 31, 2010 Pension Benefits, Foreign	Dec. 31, 2012 Level 3 Pension Benefits, Domestic	Dec. 31, 2011 Level 3 Pension Benefits, Domestic	Dec. 31, 2012 Level 3 Pension Benefits, Foreign	Dec. 31, 2011 Level 3 Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 256.5	$ 234.6	$ 221.6	$ 33.5	$ 30.2	$ 29.3	$ 13.3	$ 15	$ 15.3	$ 15.3
Relating to assets held at year-end							1.3	(0.2)	0.6	0.5
Relating to assets sold during the period							(0.3)
Purchases, sales, settlements and other, net							(0.2)	8.3	0.3	(0.5)
Transfers in/(out)								(9.8)
Fair value of plan assets at end of year	$ 256.5	$ 234.6	$ 221.6	$ 33.5	$ 30.2	$ 29.3	$ 14.1	$ 13.3	$ 16.2	$ 15.3

Expected Benefit Payments for Pension and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 27.8
2014	25.9
2015	24.3
2016	24.6
2017	24.5
Next 5 years	127.4
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	0.6
2014	0.5
2015	0.5
2016	0.5
2017	0.5
Next 5 years	$ 2.4

Reorganization Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Employee Terminations	$ 14.8	$ 10
Other Charges	12.3	13.4
Total	27.1	23.4
Outdoor Solutions
Restructuring Cost and Reserve [Line Items]
Employee Terminations	2.4	5.6
Other Charges	10.2	7.9
Total	12.6	13.5
Consumer Solutions
Restructuring Cost and Reserve [Line Items]
Employee Terminations	12
Other Charges	2.1	2.1
Total	14.1	2.1
Branded Consumables
Restructuring Cost and Reserve [Line Items]
Employee Terminations	0.4	3.4
Other Charges		3
Total	0.4	6.4
Process Solutions
Restructuring Cost and Reserve [Line Items]
Employee Terminations		1
Other Charges		0.4
Total		$ 1.4

Accrued Reorganization Costs Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Accrual Balance, at Beginning of Period	$ 17.2		$ 10
Reorganization Costs	27.1		23.4
Payments	(18.5)		(15.7)
Foreign Currency and Other	(0.1)		(0.5)
Accrual Balance, at End of Period	25.7		17.2
Severance and Other Employee-Related
Restructuring Cost and Reserve [Line Items]
Accrual Balance, at Beginning of Period	7.3	[1]	0.5	[1]
Reorganization Costs	14.8	[1]	10	[1]
Payments	(9.2)	[1]	(3)	[1]
Foreign Currency and Other			(0.2)	[1]
Accrual Balance, at End of Period	12.9	[1]	7.3	[1]
Other Costs
Restructuring Cost and Reserve [Line Items]
Accrual Balance, at Beginning of Period	9.9	[2]	9.5	[2]
Reorganization Costs	12.3	[2]	13.4	[2]
Payments	(9.3)	[2]	(12.7)	[2]
Foreign Currency and Other	(0.1)	[2]	(0.3)	[2]
Accrual Balance, at End of Period	$ 12.8	[2]	$ 9.9	[2]

[1]	For 2012 and 2011, the total headcount underlying these costs is approximately 2,460 and 330, respectively. At December 31, 2012, approximately 2,200 employees have not been terminated under the plans. The amounts accrued at December 31, 2012 for severance and other employee-related are expected to be paid through 2014.
[2]	Amounts accrued at December 31, 2012 for other costs (principally lease and contract termination costs) are expected to be paid through 2015.

Accrued Reorganization Costs Activity (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee
Restructuring Cost and Reserve [Line Items]
Headcount underlying reorganization costs	2,460	330
Headcount underlying reorganization costs not yet terminated	2,200

Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 6,696.1		$ 6,679.9		$ 6,022.7
Segment earnings (loss)	813.8		790.8		710.1
Fair value adjustment to inventory	(6)		(6.9)		(27.4)
Reorganization costs	(27.1)		(23.4)
Acquisition-related and other costs	(17.5)		(21.4)	[1]	(42.3)	[2]
Other	(33.6)	[3]
Depreciation and amortization	(152.8)		(163.7)		(142.8)
Operating earnings (loss)	576.8		522.9		407.3
Total assets	7,710.6		7,116.7
Capital expenditures	154.5		126.9		137.5
Impairment of goodwill and intangibles			(52.5)		(19.7)
Venezuela hyperinflationary and devaluation charges (see Note 1)					(70.6)
Outdoor Solutions
Segment Reporting Information [Line Items]
Net sales	2,692.9		2,772.1		2,518.7
Segment earnings (loss)	325.2		344.6		300.9
Fair value adjustment to inventory	(2.8)				(2.1)
Reorganization costs	(12.6)		(13.5)
Acquisition-related and other costs	(3.9)		7.1	[1]	(7.4)	[2]
Depreciation and amortization	(55.2)		(61.8)		(62.1)
Operating earnings (loss)	250.7		276.4		228.6
Total assets	2,930.1		2,810.3
Capital expenditures	55		61.4		48
Impairment of goodwill and intangibles					(0.7)
Consumer Solutions
Segment Reporting Information [Line Items]
Net sales	1,940.9		1,880.3		1,869.6
Segment earnings (loss)	285.9		274.7		266.2
Fair value adjustment to inventory	(3.2)
Reorganization costs	(14.1)		(2.1)
Acquisition-related and other costs	(1.6)		(4.8)	[1]	(4)	[2]
Depreciation and amortization	(34.7)		(31.1)		(28.1)
Operating earnings (loss)	232.3		236.7		233.4
Total assets	1,971.9		1,855.9
Capital expenditures	53.6		23.2		24.3
Impairment of goodwill and intangibles					(0.7)
Branded Consumables
Segment Reporting Information [Line Items]
Net sales	1,753.1		1,734.4		1,345.3
Segment earnings (loss)	259.2		237.9		195
Fair value adjustment to inventory			(6.9)		(25.3)
Reorganization costs	(0.4)		(6.4)
Acquisition-related and other costs	(3.8)		(10.8)	[1]	(3.4)	[2]
Depreciation and amortization	(46)		(55.9)		(39)
Operating earnings (loss)	209		105.4		109
Total assets	1,934.1		1,801.8
Capital expenditures	30.9		31.6		30.7
Impairment of goodwill and intangibles			(52.5)		(18.3)
Process Solutions
Segment Reporting Information [Line Items]
Net sales	377.1		351.2		342.7
Segment earnings (loss)	47.1		37.7		37.1
Reorganization costs			(1.4)
Acquisition-related and other costs			(2)	[1]
Depreciation and amortization	(13.5)		(12.4)		(12.1)
Operating earnings (loss)	33.6		21.9		25
Total assets	183.1		186.9
Capital expenditures	9.9		8.6		7.5
Intercompany Eliminations
Segment Reporting Information [Line Items]
Net sales	(67.9)		(58.1)		(53.6)
Total Operating Segments
Segment Reporting Information [Line Items]
Net sales	6,696.1		6,679.9		6,022.7
Segment earnings (loss)	917.4		894.9		799.2
Fair value adjustment to inventory	(6)		(6.9)		(27.4)
Reorganization costs	(27.1)		(23.4)
Acquisition-related and other costs	(9.3)		(10.5)	[1]	(14.8)	[2]
Depreciation and amortization	(149.4)		(161.2)		(141.3)
Operating earnings (loss)	725.6		640.4		596
Total assets	7,019.2		6,654.9
Capital expenditures	149.4		124.8		110.5
Impairment of goodwill and intangibles			(52.5)		(19.7)
Corporate/ Unallocated
Segment Reporting Information [Line Items]
Segment earnings (loss)	(103.6)		(104.1)		(89.1)
Acquisition-related and other costs	(8.2)		(10.9)	[1]	(27.5)	[2]
Other	(33.6)	[3]
Depreciation and amortization	(3.4)		(2.5)		(1.5)
Operating earnings (loss)	(148.8)		(117.5)		(188.7)
Total assets	691.4		461.8
Capital expenditures	5.1		2.1		27
Venezuela hyperinflationary and devaluation charges (see Note 1)					$ (70.6)

[1]	Consolidated amount is net of gain on the sale of certain domestic assets recorded in the Outdoor Solutions segment.
[2]	Comprised of $52.4 of acquisition-related and other charges, which primarily relate to acquisitions (see Note 3) and a $10.1 mark-to-market gain associated with the Company's Euro-denominated debt and intercompany loans.
[3]	Represents cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable (see Note 13).

Segment Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Segment Reporting Information [Line Items]
Transaction costs, primarily related to acquisitions	$ 52.4
Mark to market gain	$ 10.1

Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 6,696.1	$ 6,679.9	$ 6,022.7
Long-lived assets	678.6	615.9
Domestic
Segment Reporting Information [Line Items]
Net sales	4,078.5	4,082.7	3,830.4
Long-lived assets	344.3	309.9
International
Segment Reporting Information [Line Items]
Net sales	2,617.6	2,597.2	2,192.3
Long-lived assets	$ 334.3	$ 306

Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ 17.7	$ 4
Derivative financial instruments and other, net	(1.3)	1.1
Accrued benefit costs, net	(70.1)	(61.8)
Available-for-sale securities, net	0.3
Total accumulated other comprehensive income (loss)	$ (53.4)	$ (56.7)

Condensed Consolidating Results of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	$ 6,696.1	$ 6,679.9	$ 6,022.7
Costs and expenses	6,119.3	6,157	5,615.4
Operating earnings (loss)	576.8	522.9	407.3
Other expense, net	332.9	318.2	300.6
Net income (loss)	243.9	204.7	106.7
Comprehensive income (loss)	247.2	172.8	102.8
Parent Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Costs and expenses	147.2	95.6	126.3
Operating earnings (loss)	(147.2)	(95.6)	(126.3)
Other expense, net	37.1	61.4	57
Equity in the income of subsidiaries	428.2	361.7	290
Net income (loss)	243.9	204.7	106.7
Comprehensive income (loss)	247.2	172.8	102.8
Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	4,448.1	4,057.3	3,689.1
Costs and expenses	3,990.4	3,651.8	3,273.3
Operating earnings (loss)	457.7	405.5	415.8
Other expense, net	206.3	229.1	169.2
Equity in the income of subsidiaries	163.1	179.7	37.8
Net income (loss)	414.5	356.1	284.4
Comprehensive income (loss)	426.9	314.5	284.1
Non-Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	2,952.2	2,767.6	2,452.5
Costs and expenses	2,685.9	2,554.6	2,334.7
Operating earnings (loss)	266.3	213	117.8
Other expense, net	89.5	27.7	74.4
Net income (loss)	176.8	185.3	43.4
Comprehensive income (loss)	185.9	167.3	51
Eliminations
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	(704.2)	(145)	(118.9)
Costs and expenses	(704.2)	(145)	(118.9)
Equity in the income of subsidiaries	(591.3)	(541.4)	(327.8)
Net income (loss)	(591.3)	(541.4)	(327.8)
Comprehensive income (loss)	$ (612.8)	$ (481.8)	$ (335.1)

Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	$ 3,810.4	$ 3,493.5
Non-current assets	3,900.2	3,623.2
Total assets	7,710.6	7,116.7
Current liabilities	1,728.7	1,463.7
Non-current liabilities	4,222.3	3,741
Stockholders' equity	1,759.6	1,912	1,820.5	1,766.8
Total liabilities and stockholders' equity	7,710.6	7,116.7
Parent Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	576.7	359
Investment in subsidiaries	5,895.6	5,688.8
Non-current assets	3,068.8	114.5
Total assets	9,541.1	6,162.3
Current liabilities	189.1	260.8
Non-current liabilities	7,592.4	3,989.5
Stockholders' equity	1,759.6	1,912
Total liabilities and stockholders' equity	9,541.1	6,162.3
Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	926.5	1,046.1
Investment in subsidiaries	1,844.2	1,745
Non-current assets	6,861.3	4,219.2
Total assets	9,632	7,010.3
Current liabilities	614.1	605
Non-current liabilities	3,038.5	546.1
Stockholders' equity	5,979.4	5,859.2
Total liabilities and stockholders' equity	9,632	7,010.3
Non-Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	2,307.2	2,089.8
Non-current assets	4,500.4	698.7
Total assets	6,807.6	2,788.5
Current liabilities	925.5	598.1
Non-current liabilities	4,121.7	615.8
Stockholders' equity	1,760.4	1,574.6
Total liabilities and stockholders' equity	6,807.6	2,788.5
Eliminations
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets		(1.4)
Investment in subsidiaries	(7,739.8)	(7,433.8)
Non-current assets	(10,530.3)	(1,409.2)
Total assets	(18,270.1)	(8,844.4)
Current liabilities		(0.2)
Non-current liabilities	(10,530.3)	(1,410.4)
Stockholders' equity	(7,739.8)	(7,433.8)
Total liabilities and stockholders' equity	$ (18,270.1)	$ (8,844.4)

Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	$ 480.3	$ 427.1	$ 289
Net change in short-term debt	74.7	1	56.2
Proceeds from issuance of long-term debt	802.5	1,025	786.1
Payments on long-term debt	(172.7)	(1,110.6)	(260.9)
Issuance (repurchase) of common stock, net	(557.9)	(80.8)	(42.8)
Excess tax benefits from stock-based compensation	43
Other	(24.9)	(31.3)	(58.4)
Net cash provided by (used in) financing activities	164.7	(196.7)	480.2
Additions to property, plant and equipment	(154.5)	(126.9)	(137.5)
Acquisition of business, net of cash acquired	(286.3)	(14.4)	(755.5)
Other	13.3	28.2	9.9
Net cash used in investing activities	(427.5)	(113.1)	(883.1)
Effect of exchange rate changes on cash	8.3	(4.4)	(18.1)
Net increase in cash and cash equivalents	225.8	112.9	(132)
Cash and cash equivalents at beginning of period	808.3	695.4	827.4
Cash and cash equivalents at end of period	1,034.1	808.3	695.4
Parent Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	(171.4)	(121.7)	(196.8)
(Payments on) proceeds from intercompany transactions	409.6	370.7	239.2
Proceeds from issuance of long-term debt	800	1,025	786.1
Payments on long-term debt	(166)	(1,110.6)	(260.9)
Issuance (repurchase) of common stock, net	(557.9)	(80.8)	(42.8)
Excess tax benefits from stock-based compensation	43
Other	(24.4)	(31.3)	(58.4)
Net cash provided by (used in) financing activities	504.3	173	663.2
Additions to property, plant and equipment	(5.2)	(2.1)	(27)
Acquisition of business, net of cash acquired	(104.2)	(0.9)	(398.5)
Intercompany investing activities, net			(282.4)
Other	1.3		(9.3)
Net cash used in investing activities	(108.1)	(3)	(717.2)
Net increase in cash and cash equivalents	224.8	48.3	(250.8)
Cash and cash equivalents at beginning of period	335.4	287.1	537.9
Cash and cash equivalents at end of period	560.2	335.4	287.1
Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	463.5	430.3	425.2
Net change in short-term debt			50
(Payments on) proceeds from intercompany transactions	(421.3)	(321)	(306.8)
Proceeds from issuance of long-term debt	0.5
Payments on long-term debt	(0.4)
Net cash provided by (used in) financing activities	(421.2)	(321)	(256.8)
Additions to property, plant and equipment	(67)	(109.5)	(91.9)
Acquisition of business, net of cash acquired	(3)	(12.5)	(68.1)
Intercompany investing activities, net		(4.3)	(1)
Other	4.2	24.2
Net cash used in investing activities	(65.8)	(102.1)	(161)
Net increase in cash and cash equivalents	(23.5)	7.2	7.4
Cash and cash equivalents at beginning of period	28.4	21.2	13.8
Cash and cash equivalents at end of period	4.9	28.4	21.2
Non-Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	207.9	141.1	71
Net change in short-term debt	74.7	1	6.2
(Payments on) proceeds from intercompany transactions	(8)	(68)	340.6
Proceeds from issuance of long-term debt	2
Payments on long-term debt	(6.3)
Other	(0.5)
Net cash provided by (used in) financing activities	61.9	(67)	346.8
Additions to property, plant and equipment	(82.3)	(15.3)	(18.6)
Acquisition of business, net of cash acquired	(179.1)	(1)	(288.9)
Other	7.8	4	19.2
Net cash used in investing activities	(253.6)	(12.3)	(288.3)
Effect of exchange rate changes on cash	8.3	(4.4)	(18.1)
Net increase in cash and cash equivalents	24.5	57.4	111.4
Cash and cash equivalents at beginning of period	444.5	387.1	275.7
Cash and cash equivalents at end of period	469	444.5	387.1
Eliminations
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	(19.7)	(22.6)	(10.4)
(Payments on) proceeds from intercompany transactions	19.7	18.3	(273)
Net cash provided by (used in) financing activities	19.7	18.3	(273)
Intercompany investing activities, net		4.3	283.4
Net cash used in investing activities		$ 4.3	$ 283.4

Effect of Revision on Previously Reported Amounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) operating activities, net	$ 7.1
Effect of revision on net cash provided by (used in) financing activities	(7.1)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) operating activities, net	15.5	10.4
Effect of revision on net cash provided by (used in) financing activities	(11.2)	(9.4)
Effect of revision on net cash used in investing activities	(4.3)	(1)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) financing activities		282.4
Effect of revision on net cash used in investing activities		(282.4)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) operating activities, net	(22.6)	(10.4)
Effect of revision on net cash provided by (used in) financing activities	18.3	(273)
Effect of revision on net cash used in investing activities	$ 4.3	$ 283.4